Document and Entity Information	6 Months Ended
	Dec. 31, 2010	Dec. 31, 2010
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2010
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Trading Symbol	GFI
Entity Registrant Name	GOLD FIELDS LTD
Entity Central Index Key	0001172724
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		720,796,887

Consolidated Statements of Operations (USD $) In Millions, except Share data	6 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2010	Jun. 30, 2009
REVENUES
Product sales	$ 2,564.2	$ 2,023.9	$ 4,164.3	$ 3,228.3
COSTS AND EXPENSES
Production costs (exclusive of depreciation and amortization)	1,435.7	1,218.4	2,544	1,998.6
Depreciation and amortization	389.4	290.6	631.1	433.5
Corporate expenditure	20.7	23.5	47.5	35.5
Employee termination costs	35.3	4.3	10.3	21
Exploration expenditure	50.9	39.8	82.4	58
Feasibility and evaluation costs	9.3
-Profit on disposal of property, plant and equipment	(0.7)	(0.1)	(0.3)	(0.5)
Shaft closure costs				(0.2)
(Decrease)/increase in provision for post-retirement health care costs	(0.1)	(9.1)	(9.4)	3.4
Accretion expense on provision for environmental rehabilitation	10.9	9.9	19.3	13.9
Share-based compensation	27	31.5	53.9	33.7
Costs and Expenses, Total	1,978.4	1,608.8	3,378.8	2,596.9
OTHER (EXPENSES)/INCOME
Interest and dividends	12.9	19.2	40.2	24.9
Finance expense	(31.7)	(31.3)	(65.2)	(73.9)
Gain/(loss) on financial instruments	1	28.2	27.7	(1.3)
(Loss)/gain on foreign exchange	(1.4)	(7.2)	(8.5)	10.2
(Loss)/profit on disposal of listed investments	(0.4)	99.2	111.7	(16.1)
Impairment of listed investments		(7.8)	(8.1)	(16)
Loss on disposal of subsidiary				(0.3)
South African Equity Empowerment Transactions	(297.6)
Royalties	(43.3)
Other expenses	(30.5)	(0.9)	(31.9)	(7.7)
Nonoperating Income (Expense), Total	(391)	99.4	65.9	(80.2)
INCOME BEFORE TAX, IMPAIRMENT OF INVESTMENT IN EQUITY INVESTEE AND SHARE OF EQUITY INVESTEES' PROFITS/(LOSSES)	194.8	514.5	851.4	551.2
Income and mining tax expense	(133.8)	(185.5)	(358.4)	(264.6)
INCOME BEFORE IMPAIRMENT OF INVESTMENT IN EQUITY INVESTEE AND SHARE OF EQUITY INVESTEES' PROFITS/(LOSSES)	61	329	493	286.6
Impairment of investment in equity investee				(87.4)
Share of equity investee's profits/(losses)	4.9	3.1	(22.7)	(3.5)
Net income	65.9	332.1	470.3	195.7
Net income attributable to non-controlling interests	(53.3)	(37)	(79.3)	(34.8)
Net income attributable to Gold Fields shareholders	$ 12.6	$ 295.1	$ 391	$ 160.9
BASIC EARNINGS PER SHARE ( $)	$ 0.02	$ 0.42	$ 0.55	$ 0.24
DILUTED EARNINGS PER SHARE ( $)	$ 0.02	$ 0.41	$ 0.55	$ 0.24
WEIGHTED AVERAGE NUMBER OF SHARES USED IN THE
-COMPUTATION OF BASIC EARNINGS PER SHARE	711,011,673	705,213,542	705,364,200	670,328,262
-COMPUTATION OF DILUTED EARNINGS PER SHARE	719,689,050	712,426,126	714,549,842	677,790,732
DIVIDEND PER SHARE ( $)	$ 0.1	$ 0.11	$ 0.17	$ 0.17

Consolidated Balance Sheets (USD $) In Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 809.5	$ 500.7
Receivables	411.4	305.4
Inventories	256.3	234.9
Materials contained on heap leach pads	111.3	91.5
Total current assets	1,588.5	1,132.5
Property, plant and equipment, net	7,482	6,639.7
Goodwill	1,295.2	1,154.9
Non-current investments	344.3	254.3
TOTAL ASSETS	10,710	9,181.4
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and provisions	670.6	551.9
Interest payable	4.1	4.5
Royalties, income and mining taxes payable	156.1	104.3
Short-term loans and current portion of long-term loans	261.7	691.1
Total current liabilities	1,092.5	1,351.8
Long-term loans	1,136.6	430
Deferred income and mining taxes	1,051.8	982.5
Provision for environmental rehabilitation	324.4	275.7
Other non-current liabilities	19.7
Provision for post-retirement health care costs	2.7	2.8
Total liabilities	3,627.7	3,042.8
COMMITMENTS AND CONTINGENCIES-see notes 20 and 21
SHAREHOLDERS' EQUITY
Share capital December 31, 2010-1,000,000,000 (June 30, 2010: 1,000,000,000) authorized ordinary shares of 50 South African cents each. Shares issued December 31, 2010: 720,796,887 (June 30, 2010: 705,903,511)	58.8	57.8
Additional paid-in capital	5,313.2	5,005.4
Retained earnings	779.6	834.4
Accumulated other comprehensive income/(loss)	562.4	(96.5)
Gold Fields shareholders' equity	6,714	5,801.1
Non-controlling interests	368.3	337.5
Total equity	7,082.3	6,138.6
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 10,710	$ 9,181.4

Consolidated Balance Sheets (Parenthetical) (ZAR)	Dec. 31, 2010	Jun. 30, 2010
Share capital, authorized ordinary shares	1,000,000,000	1,000,000,000
Share capital, par value	0.5	0.5
Share capital, Shares issued	720,796,887	705,903,511

Consolidated Statements of Changes in Equity (USD $) In Millions, except Share data	Share capital	Additional paid-in capital	Retained earnings	Accumulated other comprehensive (loss)/income		Non-controlling interests		Share of equity investee's other comprehensive income	Mark-to-market of listed investments	Foreign exchange translation	Total
BEGINNING BALANCE (in shares) at Jun. 30, 2008	653,200,682
BEGINNING BALANCE at Jun. 30, 2008	$ 54.9	$ 4,490.4	$ 521.8	$ (243)		$ 151.4		$ 9.6	$ 156.9	$ (409.5)	$ 4,975.5
Net income			160.9			34.8					195.7
Share of equity investee's other comprehensive income movements				(0.3)				(0.3)			(0.3)
Dividends declared			(121.2)								(121.2)
Loss arising on dilution of shareholding in equity investee				(24.5)				(24.5)			(24.5)
Share-based compensation		33.7									33.7
Mark-to-market of listed investments				(122.4)					(122.4)		(122.4)
Shares issued on conversion of debt instrument to equity: Mvela (in shares)	50,000,000
Realized gain (loss) on disposal of listed investments				16.1					16.1		16.1
Shares issued on conversion of debt instrument to equity: Mvela	2.7	412.2									414.9
Impairment of listed investments				16					16		16
Exercise of employee share options (in shares)	1,549,167
Foreign exchange translation				19.2						19.2	14.9
Exercise of employee share options	0.1	7.9									8
Other comprehensive income (loss)				(95.9)	[1]	(4.3)	[1]				(100.2)	[1]
Rights issue to non-controlling interests-Cerro Corona						97.6					97.6
ENDING BALANCE (in shares) at Jun. 30, 2009	704,749,849
ENDING BALANCE at Jun. 30, 2009	57.7	4,944.2	561.5	(338.9)		279.5		(15.2)	66.6	(390.3)	5,504
Net income			391			79.3					470.3
Share of equity investee's other comprehensive income movements				0.8				0.8			0.8
Dividends declared			(118.1)			(23.1)					(141.2)
Share-based compensation		53.9									53.9
Mark-to-market of listed investments				24.9					24.9		24.9
Realized gain (loss) on disposal of listed investments				(111.7)					(111.7)		(111.7)
Impairment of listed investments				8.1					8.1		8.1
Exercise of employee share options (in shares)	1,153,662
Foreign exchange translation				320.3						320.3	337.5
Exercise of employee share options	0.1	7.3									7.4
Other comprehensive income (loss)				242.4	[1]	17.2	[1]				259.6	[1]
Transactions with non-controlling interests						(15.4)					(15.4)
ENDING BALANCE (in shares) at Jun. 30, 2010	705,903,511
ENDING BALANCE at Jun. 30, 2010	57.8	5,005.4	834.4	(96.5)		337.5		(14.4)	(12.1)	(70)	6,138.6
Net income			12.6			53.3					65.9
Dividends declared			(67.4)			(28.9)					(96.3)
Share-based compensation		303.4									303.4
Mark-to-market of listed investments				28.8					28.8		28.8
Realized gain (loss) on disposal of listed investments				0.4					0.4		0.4
Exercise of employee share options (in shares)	751,630
Foreign exchange translation				629.7						629.7	629.7
Exercise of employee share options		4.4									4.4
Shares issued under the South African Equity Empowerment Transactions (in shares)	14,141,746
Shares issued under the South African Equity Empowerment Transactions	1										1
Other comprehensive income (loss)				658.9	[1]						658.9	[1]
Receipt of funds from non-controlling interests						6.4					6.4
ENDING BALANCE (in shares) at Dec. 31, 2010	720,796,887
ENDING BALANCE at Dec. 31, 2010	$ 58.8	$ 5,313.2	$ 779.6	$ 562.4		$ 368.3		$ (14.4)	$ 17.1	$ 559.7	$ 7,082.3

[1]	Non-controlling interests' share of other comprehensive income/(loss) relates to foreign exchange translation

Consolidated Statements of Comprehensive Income (USD $) In Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Jun. 30, 2010		Jun. 30, 2009
Net income	$ 65.9		$ 332.1	$ 470.3		$ 195.7
Other comprehensive income/(loss)
Share of equity investee's other comprehensive income movements				0.8		(0.3)
Loss arising on dilution of shareholding in equity investee						(24.5)
Mark-to-market adjustment of listed investments	28.8			24.9		(122.4)
Realized gain (loss) on disposal of listed investments	0.4		(99.2)	(111.7)		16.1
Impairment of listed investments			7.8	8.1		16
Foreign currency translation adjustment	629.7			337.5		14.9
Other comprehensive income/(loss)	658.9	[1]	(91.4)	259.6	[1]	(100.2)	[1]
Comprehensive income	724.8		240.7	729.9		95.5
Comprehensive income attributable to:
Gold Fields shareholders	671.5		205.9	633.4		65
Non-controlling interests	53.3		34.8	96.5		30.5
Comprehensive income	$ 724.8		$ 240.7	$ 729.9		$ 95.5

[1]	Non-controlling interests' share of other comprehensive income/(loss) relates to foreign exchange translation

Consolidated Statements of Cash Flows(USD ( $)) In Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2010	Jun. 30, 2009
CASH FLOWS FROM OPERATIONS
Net income	$ 65.9	$ 332.1	$ 470.3	$ 195.7
Reconciled to net cash provided by operations:
-Share of equity investees' (profits)/losses	(4.9)	(3.1)	22.7	3.5
-Impairment of investment in equity investee				87.4
-Income and mining tax expense	133.8	185.5	358.4	264.6
-Royalties	43.3
-Loss/(profit) on disposal of listed investments	0.4	(99.2)	(111.7)	16.1
-Impairment of listed investments		7.8	8.1	16
-Loss on disposal of subsidiary				0.3
-Shaft closure costs				(0.2)
-Depreciation and amortization	389.4	290.6	631.1	433.5
-Profit on disposal of property, plant and equipment	(0.7)	(0.1)	(0.3)	(0.5)
-Share-based compensation	27	31.5	53.9	33.7
-Accretion expense on provision for environmental rehabilitation	10.9	9.9	19.3	13.9
-(Decrease)/increase in provision for post-retirement health care costs	(0.1)	(9.1)	(9.4)	3.4
-Payment against post-retirement health care provision	(0.6)	(0.5)	(0.3)	(0.2)
-Finance expense capitalized	(4.7)	(2.4)	(6.5)	(63.6)
-South African Equity Empowerment Transactions	297.6
-Other	6.2	(60.1)	(54.1)	(50.5)
Changes in operating assets and liabilities:
-Receivables	(37)	(0.1)	94.4	(104.9)
-Inventories and heap leach pads	(25.7)	(25.2)	(43.4)	(60.3)
-Accounts payable and provisions	58.5	(165.1)	(41.7)	44.9
-Royalties paid	(44.5)
-Income and mining taxes paid	(106.5)	(104)	(227.9)	(197.9)
NET CASH PROVIDED BY OPERATIONS	808.3	388.5	1,162.9	634.9
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to property, plant and equipment	(593.6)	(439)	(913.1)	(760.3)
Proceeds on disposal of property, plant and equipment	5.3	0.7	1.2	3.6
Royalty termination		(257.1)	(257.1)
Purchase of Glencar asset		(43)	(43)
Investment in the Far South East Project	(54)
Purchase of listed investments	(9.4)	(6.6)	(13.5)	(12.8)
Proceeds on sale of listed investments	0.4	306.5	385.8	54.3
Proceeds on disposal of subsidiary				5
Investment in environmental trust fund	(15.4)	(2)	(12.3)	(10.4)
NET CASH UTILIZED IN INVESTING ACTIVITIES	(666.7)	(440.5)	(852)	(720.6)
CASH FLOWS FROM FINANCING ACTIVITIES
Long and short-term loans raised	1,543.8	942.1	1,619.9	1,312.3
Long and short-term loans repaid	(1,330.8)	(962.1)	(1,637.5)	(993.5)
(Repayment)/utilization of bank overdraft			(9.7)	7
Decrease in non-controlling interests funding	(2.9)		(15.4)
Increase in non-controlling interests funding	9.3
Dividends paid to Company shareholders	(67.4)	(72.6)	(118.1)	(121.2)
Dividends paid to non-controlling interests	(20.2)		(23.1)
Ordinary shares issued	5.4	5	7.4	10.7
NET CASH PROVIDED BY/(UTILIZED IN) FINANCING ACTIVITIES	137.2	(87.6)	(176.5)	215.3
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	30	21.1	8.8	(25.8)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	308.8	(118.5)	143.2	103.8
CASH AND CASH EQUIVALENTS-beginning of the period	500.7	357.5	357.5	253.7
CASH AND CASH EQUIVALENTS-end of period	$ 809.5	$ 239	$ 500.7	$ 357.5

GENERAL	6 Months Ended
Dec. 31, 2010
GENERAL
1	GENERAL

Gold Fields Limited (formerly Driefontein Consolidated Limited, or Driefontein, the Company or the Group) was originally incorporated in South Africa and listed on the JSE Securities Exchange S.A. (“JSE”) during 1968 as East Driefontein Gold Mining Company Limited. Following a merger with West Driefontein Gold Mining Company Limited, it was renamed Driefontein on June 15, 1981. On May 10, 1999, Driefontein completed a business combination, with another South African company listed on the JSE, Gold Fields Limited (“Old Gold Fields”). Old Gold Fields evolved through a series of transactions in 1998, whereby it acquired substantially all of the gold mining assets and interests previously held by Gold Fields of South Africa Limited, Gencor Limited, New Wits Limited and certain other shareholders in the companies owning the assets and interests. These assets and interests included publicly traded gold mining companies, mineral rights and service agreements. Driefontein, the surviving entity, was renamed Gold Fields Limited, and Old Gold Fields was renamed GFL Mining Services Limited, effective from that date. The Group is engaged in gold mining and related activities, including exploration, extraction, processing and smelting. Gold bullion, the Group’s principal product, is currently produced in South Africa, Ghana and Australia and sold in South Africa and internationally.

The Group also produces copper/gold concentrate in Peru, which is sold internationally.

SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES
2	SIGNIFICANT ACCOUNTING POLICIES

(a)	USE OF ESTIMATES: The preparation of the consolidated financial statements in conformity with United States generally accepted accounting principles (“US GAAP”) requires the Group’s management to make estimates and assumptions about current and future events that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.

Future events and their effects cannot be determined with absolute certainty. Therefore, the determination of estimates requires the exercise of judgment based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases actuarial techniques. Actual results ultimately may differ from those estimates.

The more significant areas requiring the use of management estimates and assumptions relate to mineral reserves that are the basis of future cash flow estimates and unit-of-production depreciation, depletion and amortization calculations; environmental, reclamation and closure obligations; estimates of recoverable gold and other materials in heap leach pads; asset impairments (including impairments of goodwill, long-lived assets, and investments); write-downs of inventory to net realizable value; post employment, post retirement and other employee benefit liabilities (including valuation of share-based compensation); valuation allowances for deferred tax assets; reserves for contingencies and litigation; and the fair value and accounting treatment of financial instruments.

The following are accounting policies used by the Group which have been consistently applied for all periods presented:

(b)

CONSOLIDATION: The Group’s financial statements include the financial statements of the Group, and its subsidiaries, and its investments in associates. A company in which the Group has, directly or indirectly, through subsidiary undertakings, a controlling interest is classified as a subsidiary undertaking. In addition, the Company reviews its relationships with other entities to assess if the Company is the primary beneficiary of a variable interest entity. If the determination is made that the Company is the primary beneficiary, then that entity is consolidated from the date that the Company was deemed to have become the primary beneficiary. The results of subsidiaries acquired or disposed of are included in the Group statements from the effective dates of acquisition or excluded from such statements as from the effective dates of disposal. Investments in companies which the Company does not control, but where it has the ability to exercise significant influence over their operating and financial policies, are accounted for by the equity method.

Inter-company transactions and balances are eliminated on consolidation. Gains or losses that arise from a change in the Group’s interest in subsidiaries or equity method investees’ are recognized in equity.

Any excess between the purchase price and the fair value of the attributable net assets of subsidiaries and associates at the date of acquisition is capitalized as goodwill.

Goodwill is not amortized; however it is subject to an annual assessment for impairment. The Company evaluates the carrying amount of goodwill to determine whether current events and circumstances indicate that such carrying amount may no longer be recoverable. To accomplish this, the Company compares the estimated fair values of its reporting units to their carrying amounts. If the carrying value of the reporting unit exceeds its estimated fair value, the Company compares the implied fair value of the reporting unit’s goodwill to its carrying amount, and any excess of the carrying value over the fair value is charged to earnings. The Company’s fair value estimates are based on numerous assumptions and it is possible that actual fair values will be significantly different from the estimates, as actual future quantities of recoverable minerals, gold and other commodity prices, production levels and operating costs of production and capital are each subject to significant risks and uncertainties.

(c) (i)	FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions are recorded at the prevailing exchange rate at the date of the transaction. Monetary assets and liabilities designated in foreign currencies are translated at the exchange rate ruling at year-end. Gains and losses arising from these translations are recognized in earnings.

(ii)	FOREIGN ENTITIES: The Group’s foreign entities are regarded as those entities that are considered to be self-sustaining. The balance sheet and statements of operations of foreign subsidiaries are translated on the following basis:

Assets and liabilities are translated at the prevailing exchange rate at year-end. Statement of operations items are translated at the average exchange rate for the year. Exchange differences on translation are accounted for in shareholders’ equity. These differences are recognized in earnings upon realization of the underlying foreign entity.

(iii)	FUNCTIONAL CURRENCY: The functional currency of the Group’s South African operations is the South African Rand, of its Australian operations is the Australian dollar, of its Ghanaian operations and of its Peruvian operation is the U.S. dollar. The translation differences arising as a result of converting the South African Rand and the Australian dollar to U.S. dollars (reporting currency) using the current exchange rate method are included as a separate component of shareholders’ equity.

(d)	PROPERTY, PLANT AND EQUIPMENT

(i)	MINING ASSETS: Mining assets, including mine development costs and mine plant facilities, are recorded at cost.

At the Group’s surface mines, when it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, costs incurred to develop the property are capitalized as incurred until saleable minerals are extracted from the mine and are amortized using the units-of-production method over the estimated life of the ore body based on estimated recoverable ounces or pounds mined from proven and probable reserves. These costs include costs to further delineate the ore body and remove overburden to initially expose the ore body. Subsequent mine development costs are treated as variable production costs.

At the Group’s underground mines, the Group capitalizes all underground development costs to access specific ore blocks or other areas of the mine where such costs will provide future economic benefits as a result of establishing proven and probable reserves associated with a specific block or area of operations, even after the reef horizon may have been intersected with the development of the first specific ore block or area of the mine. All costs associated with the development of a specific underground block or area are capitalized until saleable minerals are extracted from that specific block or area. At the Group’s underground mines, these costs include the cost of shaft sinking and access, the costs of building access ways, lateral development, drift development, ramps, box cuts and other infrastructure development.

The costs incurred to access specific ore blocks or areas of the mine, which only provide an economic benefit over the period during which that ore block or area is being mined, are attributed to earnings using the units-of-production method where the denominator is estimated recoverable ounces of gold contained in proven and probable reserves within that ore block or area. Capitalized costs that provide an economic benefit over the entire mine life, such as the initial primary shaft in an underground complex, will continue to be attributed to earnings using the units-of-production method, where the denominator is the estimated recoverable ounces of gold contained in total accessible proven and probable reserves.

Interest on borrowings incurred in respect of assets requiring a substantial period of time to prepare for their intended use is capitalized to the date on which the assets are substantially completed and ready for their intended use.

(ii)	LAND: Land is shown at cost and is not depreciated.

(iii)	MINERAL INTERESTS: Mineral interests represent mineral and surface use rights for parcels of land owned by the Group. Mineral interests and other tangible assets include acquired mineral use rights in production, development and exploration stage properties. The amount capitalized related to mineral interests represents its fair value at the time it was acquired, either as an individual asset purchase or as part of a business combination.

Production stage mineral interests represent mineral interests in operating properties that contain proven and probable reserves. Development stage mineral interests represent interests in properties under development that contain proven and probable reserves. Exploration stage mineral interests represent interests in properties that are believed to potentially contain (i) other mineralized material such as inferred material within pits, measured, indicated and inferred material with insufficient drill spacing to qualify as proven and probable reserves; and inferred material in close proximity to proven and probable reserves; (ii) around-mine exploration potential such as inferred material not immediately adjacent to existing reserves and mineralization but located within the immediate mine infrastructure; (iii) other mine-related exploration potential that is not part of measured, indicated or inferred material and is comprised mainly of material outside of the immediate mine area; or (iv) greenfield exploration potential that is not associated with any other production, development or exploration stage property as described above. The Group’s mineral use rights are enforceable regardless of whether proven or probable reserves have been established. In certain limited situations, the nature of a use right changes from an exploration right to mining right upon the establishment of proven and probable reserves. The Group has the ability and intent to renew mineral use rights where the existing term is not sufficient to recover all identified and valued proven and probable reserves and/or undeveloped mineral interests.

(iv)	AMORTIZATION AND DEPRECIATION OF MINING ASSETS: Mining assets, mine development and evaluation costs, and mine plant facilities are amortized over the life of mine using the units-of-production method, based on estimated above infrastructure proven and probable ore reserves. Proven and probable ore reserves reflect estimated quantities of economically recoverable reserves, which can be recovered in future from known mineral deposits. At the Group’s South African operations, its amortization and depreciation calculations are generally based on the Group’s most recent life-of-mine plan and annual above-infrastructure reserve declarations as approved by the Company’s Board. However, if management becomes aware of significant changes in its above-infrastructure reserves ahead of the scheduled updates, management would not hesitate to immediately update its amortization and depreciation calculations and then subsequently notify the Company’s Board. A similar approach is followed at the Group’s operations in Ghana and Peru, due to the longer-life of the primary orebody. At the Group’s other international operations, such as Australia, the Group’s amortization and depreciation calculations are updated on a more regular basis during the year for all known changes in proven and probable reserves. The nature and life-span of the orebody, and the on-going information gathered in connection with the orebody, facilitates these more frequent updates.

(v)	AMORTIZATION OF MINERAL INTERESTS: Mineral interests associated with production stage mineral interests are amortized over the life-of-mine using the units-of-production method in order to match the amortization with the expected underlying future cash flows. Mineral interests associated with development and exploration stage mineral interests are not amortized until such time as the underlying property is converted to the production stage.

(vi)	DEPRECIATION OF NON-MINING ASSETS: Other non-mining assets are recorded at cost and depreciated on a straight-line basis over their expected useful lives as follows:

Vehicles	—	20.0%
Computers	—	33.3%
Furniture and Equipment	—	10.0%

(vii)	MINING EXPLORATION: Expenditure on exploration activities is expensed as incurred. Such expenditure includes the costs incurred for purposes of upgrading resources from one category to another or for purposes of upgrading resources to proven and probable reserves, even when in close proximity to the Company’s development and production stage properties. When it has been determined that a property can be economically developed as a result of establishing proven and probable reserves, costs incurred prospectively to develop the property are capitalized as mine development costs.

(viii)	IMPAIRMENT: The Group reviews and tests the carrying amounts of long-lived assets, which include development costs, when events or changes in circumstances suggest that the carrying amount may not be recoverable. For impairment purposes, assets are grouped at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. The lowest level at which such cash flows are generated is generally at an individual operating mine, even if the individual operating mine is included in a larger mine complex.

If there are indications that an impairment may have occurred, the Group prepares estimates of expected future cash flows for each group of assets. Expected future cash flows are based on a probability-weighted approach applied to potential outcomes and reflect:

•	estimated sales proceeds from the production and sale of recoverable ounces of gold contained in proven and probable reserves;

•	expected gold prices and currency exchange rates (considering historical and current prices, price trends and related factors);

•

expected future operating costs and capital expenditures to produce proven and probable gold reserves based on approved life-of-mine plans that assume current plant capacity, but exclude the impact of inflation; and

•	expected cash flows associated with value beyond proven and probable reserves, which include the expected cash outflows required to develop and extract the value beyond proven and probable reserves.

The impairment analysis first compares the total estimated cash flows on an undiscounted basis to the carrying amount of the asset, including goodwill, if any. If the undiscounted cash flows are less than the carrying amount of the asset, a second step is performed. The Group records a reduction of a group of assets to fair value as a charge to earnings if discounted expected future cash flows are less than the carrying amount. The Group estimates fair value by discounting the expected future cash flows using a discount factor that reflects the risk-free rate of interest for a term consistent with the period of expected cash flows.

Management’s estimate of future cash flows is subject to risk and uncertainties. It is therefore reasonably possible that changes could occur which may affect the recoverability of the Group’s mining assets.

(ix)	LEASES: Operating leases are charged against income as incurred.

(e)	DEFERRED TAXATION: Deferred taxation is calculated on the comprehensive basis using the balance sheet (assets and liabilities) approach. Deferred tax liabilities and assets are recognized by applying expected tax rates to the temporary differences existing at each balance sheet date between the tax values and their carrying amounts. These temporary differences are expected to result in taxable or deductible amounts in determining taxable profits for future periods when the carrying amount of the asset is recovered or the liability is settled. The effect on deferred tax of any changes in tax rates is recognized in the income statement during the period in which the change occurs.

The principal temporary differences arise from depreciation on property, plant and equipment, provisions and tax losses carried forward. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets if it is more likely than not that such assets will not be realized.

Gold Fields recognizes the tax benefit from an uncertain tax position only if it is more likely than not the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

(f)

NON-CURRENT INVESTMENTS: Non-current investments comprise (i) investments in listed companies which are classified as available-for-sale and are accounted for at fair value, with unrealized holding gains and losses excluded from earnings and reported as a separate component of shareholders’ equity; and (ii) investments in unlisted companies which are carried at their original costs as the directors believe that the original cost is not materially different from the fair value; (iii) monies in environmental trust fund; and (iv) equity method investments. Realized gains and losses are included in the determination of net income or loss.

Unrealized losses are included in the determination of net income or loss where it is determined that a decline, other than a temporary decline, in the value of the investment has occurred.

(g)	MATERIALS CONTAINED IN HEAP LEACH PADS: The recovery of gold from certain oxide ores is best achieved through the heap leaching process. Under this method, ore is placed on leach pads where it is permeated with a chemical solution, which dissolves the gold contained in the ore. The resulting “pregnant” solution is further processed in a leach plant where the gold in solution is recovered. For accounting purposes, value is added to leach pads based on current mining costs, including applicable depreciation and amortization relating to mining operations. Value is removed from the leach pad as ounces are recovered in circuit at the leach plant based on the average cost per recoverable ounce of gold on the leach pad.

The engineering estimates of recoverable gold on the heap leach pads are calculated from quantities of ore placed on the pads (measured tonnes added to the leach pads), the grade of ore placed on the leach pads (based on assay data) and a recovery percentage (based on the leach process and the ore type). In general, the leach pad production cycles project recoveries of approximately 50% to 70% of the placed recoverable ounces in the first year of leaching, declining each year thereafter until the leaching process is completed.

Although the quantities of recoverable gold placed on the leach pads are reconciled by comparing the grades of ore placed on the pads to the quantities of gold actually recovered (metallurgical balancing), the nature of the leaching process inherently limits the ability to precisely monitor inventory levels. As a result, the metallurgical balancing process is constantly monitored and engineering estimates are refined based on actual results over time. Variations between actual and estimated quantities resulting from changes in assumptions and estimates that do not result in write-downs to net realizable value are accounted for on a prospective basis. The ultimate recovery of gold from the pad will not be known until the leaching process is terminated.

The current portion of leach pad inventories is determined based on engineering estimates of the quantities of gold at the balance sheet date that are expected to be recovered during the next twelve months.

(h)	INVENTORIES: Inventories are valued at the lower of cost and net realizable value. The Group’s inventories comprise consumable stores, gold-in-process, gold bullion, ore stockpiles and mineral rights and are accounted for as follows:

Consumable stores: Consumable stores are valued at average cost, after appropriate provision for surplus and slow moving items.

Gold-in-process: Gold in-process inventories represent materials that are currently in the process of being converted to a saleable product. Conversion processes vary depending on the nature of the ore and the specific mining operation, but include mill in-circuit, leach in-circuit, flotation and column cells, and carbon in-pulp inventories. In-process material is measured based on assays of the material fed to process and the projected recoveries of the respective plants. In-process inventories are valued at the average cost of the material fed to process attributable to the source material coming from the mine, stockpile or leach pad plus the in-process conversion costs, including applicable depreciation relating to the process facility, incurred to that point in the process.

Gold bullion: Gold bullion inventories represent saleable gold ore or gold bullion and are valued at the average cost of the respective in-process inventories incurred prior to the refining process, plus refining costs.

Concentrates: Concentrate inventories represent concentrate available for shipment. The concentrate inventory is valued at the average cost, including an allocated portion of amortization. Costs are added to and removed from the concentrate inventory based on tons of concentrate and are valued at the lower of average cost and net realizable value. Management’s determination of the gold and copper concentrate content and quantity depends on assay and laboratory results for the metal content and survey for the quantities.

Stockpiles: Stockpiles represent coarse ore that has been extracted from the mine that is available for further processing. Stockpiles are measured by estimating the number of tons (via truck counts and/or in-pit surveys of the ore before stockpiling) added and removed from the stockpile, the number of contained ounces (based on assay data) and the recovery percentage (based on the process for which the ore is destined). Stockpile tonnages are verified by periodic surveys. Stockpiles are valued based on mining costs incurred up to the point of stockpiling the ore, including applicable depreciation and amortization relating to mining operations. Value is added to a stockpile based on the current mining cost per ton plus applicable depreciation and amortization and removed at the average cost per recoverable ounce of gold in the stockpile.

Mineral rights: Mineral rights not linked to any specific operation are valued at the lower of cost and net realizable value.

(i)	FINANCIAL INSTRUMENTS: Financial instruments carried on the balance sheet include cash and cash equivalents, investments, receivables, derivative financial instruments, accounts payable and accrued liabilities. The particular recognition method for each financial instrument item is disclosed in its respective significant accounting policy description.

(j)	HEDGING: The Group accounts for its hedging activities in accordance with Accounting Standards Codification, or ASC, guidance for derivative instruments and hedging Activities.

Under ASC 815, all derivatives are recognized on the balance sheet at their fair value, unless they meet the criteria for the normal purchases normal sale exemption. On the date a derivative contract is entered into, the Group designates the derivative as (1) a hedge of the fair value of a recognized asset or liability (fair value hedge), (2) a hedge of a forecasted transaction (cash flow hedge), or (3) a hedge of a net investment in a foreign entity. Certain derivative transactions, while providing effective economic hedges under the Group’s risk management policies, do not qualify for hedge accounting.

Hedging activities are conducted in accordance with guidelines established by the Audit Committee which allow for the use of various hedging instruments.

Changes in the fair value of a derivative that is highly effective, and that is designated and qualifies as a fair value hedge, are recorded in earnings, along with the change in the fair value of the hedged asset or liability that is attributable to the hedged risk.

Changes in the fair value of a derivative that is highly effective, and that is designated and qualifies as a cash flow hedge, are recognized directly in shareholders’ equity. Amounts deferred in shareholders’ equity are included in earnings in the same period during which the hedged firm commitment or forecasted transaction affects earnings.

Recognition of derivatives which meet the criteria for the normal purchases normal sales exception under SFAS No. 133 is deferred until settlement. Under these contracts, the Group must deliver a specified quantity of gold at a future date at a specified price to the contracted counter-party.

Hedges of net investment in foreign entities are accounted for similarly to cash flow hedges. Changes in the fair value of derivatives that do not qualify for hedge accounting are recognized in the statement of operations, under the caption entitled gains and losses on financial instruments. The fair value recognized on the balance sheet is included under the caption financial instruments.

The Group formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking derivatives designed as hedges to specific assets and liabilities or to specific firm commitments or forecasted transactions. The Group also formally assesses, both at the hedge inception date and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

(k)	CASH AND CASH EQUIVALENTS: Cash and cash equivalents comprise cash on hand, demand deposits and investments in money market instruments. These are all highly liquid investments with a maturity of three months or less at the date of purchase.

The carrying amount of cash and cash equivalents is stated at cost which approximates fair value.

(l)	TRADE RECEIVABLES: Trade receivables are carried at anticipated realizable value. Estimates are made for doubtful debts based on a review of all outstanding amounts at year-end. Irrecoverable amounts are written off during the year in which they are identified.

(m)	PROVISIONS: Provisions are recognized when information is available prior to the issuance of the financial statements which indicates that it is probable that an asset has been impaired or a liability had been incurred at the date of the financial statements and the amount can be reasonably estimated.

(n)	REHABILITATION COSTS: ASC 410 applies to legal obligations associated with the retirement of a long-lived asset that result from the acquisition, construction, development and/or the normal operation of a long-lived asset.

Under ASC 410 the Group records the fair value of a liability for an asset retirement obligation in the period in which it is incurred. When the liability is initially recorded, the Group correspondingly capitalizes the cost by increasing the carrying value of the related long-lived asset. Over time, the liability is increased (accretion) to reflect an interest element considered in its initial measurement at fair value, and the capitalized cost is amortized over the useful life of the related asset. Upon settlement of the liability, the Group will record a gain or loss if the actual cost incurred differs from the liability recorded.

Environmental liabilities, other than rehabilitation costs which relate to liabilities from specific events, are expensed as incurred.

(o)	ENVIRONMENTAL TRUST FUNDS: Contributions are made to the Group’s trust funds, created in accordance with statutory requirements, to fund the estimated cost of pollution control, rehabilitation and mine closure at the end of the life of the Group’s South African mines. Contributions are determined on the basis of the estimated environmental obligation over the life of the mine. Income earned on monies paid to environmental trust funds is accounted for as investment income. The funds contributed to the trusts plus growth in the trust funds are included under investments on the balance sheet.

(p)	EMPLOYEE BENEFITS

(i)	PENSION AND PROVIDENT FUNDS: In South Africa, the Group operates a defined benefit pension plan and a defined contribution retirement plan and contributes to a number of industry based defined contribution retirement plans. The retirement plans are funded by payments from employees and the Group.

The expected costs of the defined benefit pension plan are assessed in accordance with the advice of independent actuaries. The cost of experience adjustments or planned amendments is expensed to the statement of operations over the expected average remaining service lives of the relevant employees. Any shortfalls are funded either immediately or as increased employer contributions to ensure the ongoing soundness of the fund.

Contributions to defined contribution funds are expensed to the statement of operations as incurred.

(ii)	POST-RETIREMENT HEALTH CARE COSTS: Medical coverage is provided through a number of schemes. Post-retirement health care in respect of existing employees is recognized as an expense over the remaining service lives of the relevant employees.

The Group has an obligation to provide medical benefits to certain of its pensioners and dependents of ex-employees. These liabilities are unfunded and have been provided in full, calculated on an actuarial basis.

Valuation of these obligations is carried out annually by independent actuaries using appropriate mortality tables, long-term estimates of increases in medical costs and appropriate discount rates.

(iii)	SHARE-BASED COMPENSATION PLANS: Compensation costs recognized in the six months ended December 31, 2010 and 2009 and fiscal years 2010 and 2009 include: a) compensation cost for all share-based payments granted prior to, but not yet vested as of July 1, 2005, based on the grant-date fair value estimated in accordance with the original provisions of ASC 718, Accounting for Stock- Based Compensation, and b) compensation cost for all share-based payments granted subsequent to June 30, 2005, based on the grant-date fair value estimated in accordance with the provisions of ASC 718, Share-Based-Payment.

Prior to July 1, 2005, the Group accounted for share-based payments under the recognition and measurement provisions of APB Opinion No. 25, Accounting for Stock Issued to Employees, or APB 25, and related Interpretations, as permitted by ASC 718. In accordance with APB 25, no compensation cost was required to be recognized for options granted that had an exercise price equal to the market value of the underlying common stock on the date of grant other than on occasions where the term of the share option vesting schedules are modified or accelerated.

(q)	REVENUE RECOGNITION: Revenue arising from gold and by-product sales is recognized when the risks and rewards of ownership and title pass to the buyer under the terms of the applicable contract and the pricing is fixed and determinable. Sales revenue excludes value-added tax but includes the net profit and losses arising from hedging transactions from matched gold sales contracts, which are designated as normal sales contracts.

Contracts for the Sales of copper concentrate are provisionally priced—that is, the selling price is subject to final adjustment at the end of a period normally ranging from 30 to 90 days after delivery to the customer, based on market prices at the relevant quotation points stipulated in the contract.

Revenue on provisionally priced copper concentrate sales is recorded on the date of shipment, net of refining and treatment charges, using the forward London Metal Exchange price to the estimated final pricing date, adjusted for the specific terms of the relevant agreement. Variations between the price used to recognize revenue and the actual final price received can be caused by changes in prevailing copper and gold prices and result in an embedded derivative. The host contract is the receivable from the sale of copper concentrate at the forward London Metal Exchange price at the time of sale. The embedded derivative, which does not qualify for hedge accounting, is marked-to-market each period until final settlement occurs, with changes in fair value classified as provisional price adjustments and included as a component of revenue while the contract itself is recorded in accounts receivable.

(r)	DIVIDEND INCOME: Dividends are recognized when the right to receive payment is established.

(s)	INTEREST INCOME: Interest is recognized on a time proportion basis taking account of the principal outstanding and the effective rate to maturity on the accrual basis.

(t)	DIVIDENDS DECLARED: Dividends proposed and the related taxation thereon are recognized only when the dividends are declared. Dividends are payable in South African Rand.

(u)	SEGMENT REPORTING: The Group is a gold mining company operating geographically in South Africa, Ghana, Australia and Peru. The business segments comprise geographical operations based on locations and operating units.

(v)	EARNINGS/(LOSS) PER SHARE is calculated based on the net income/(loss) divided by the weighted average number of common shares in issue during the year. Diluted earnings/(loss) per share is presented when the inclusion of potential ordinary shares has a dilutive effect on earnings/(loss) per share.

(w)	RECLASSIFICATIONS: Certain amounts in prior periods and fiscal years have been reclassified to conform to the current period presentation.

(w)	RECENT ACCOUNTING PRONOUNCEMENTS:

In January 2011, the ASC guidance relating to disclosures about troubled debt restructuring was updated to temporarily delay the effective date of the disclosures about troubled debt restructurings for public entities. Currently, that guidance is anticipated to be effective for interim and annual periods ending after June 15, 2011. The Group does not expect the adoption of this guidance to have a material impact on the Group’s financial statements.

In December 2010, the ASC guidance relating to business combinations was updated. The update specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The update also expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The Group is currently assessing the impact of the adoption of the updates, although this will be dependent on the occurrence of a business combination in the future.

In December 2010, the ASC guidance relating to goodwill testing was updated. The update modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. For public entities, the update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. The Group is currently assessing the impact of the adoption of the update.

In July 2010, the ASC guidance relating to disclosures about the credit quality of financial receivables and the allowance for credit losses was updated. The update requires disclosure of additional information to assist financial statement users understand more clearly an entity’s credit risk exposures to finance receivables and the related allowance for credit losses. For public companies, the update is effective for interim and annual reporting periods ending on or after December 15, 2010 with specific items, such as the allowance roll forward and modification disclosures effective for periods beginning after December 15, 2010. The updated guidance did not impact the Group’s financial statements. The Group is currently assessing the impact of the adoption of the updated guidance that is only effective for periods beginning after December 15, 2010.

In January 2010, the ASC guidance for disclosures about fair value measurements was updated, providing amendments to the guidance which requires entities to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. In addition, entities are required to present separately information about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). The disclosures related to Level 1 and Level 2 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2009. The disclosures related to Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Except for presentation changes, the updated guidance did not have an impact on the Group’s financial statements.

In August 2009, the ASC guidance was updated to clarify how entities should estimate the fair value of liabilities. It provides clarification for circumstances in which: (i) a quoted price in an active market for the identical liability is not available, (ii) the liability has a restriction that prevents its transfer, and (iii) the identical liability is traded as an asset in an active market in which no adjustments to the quoted price of an asset are required. The amended guidance on measuring liabilities at fair value is effective for the first interim or annual reporting period beginning after August 28, 2009. The updated guidance did not impact the Group’s financial statements.

In June 2009, the ASC guidance for consolidation accounting was updated to require an entity to perform a qualitative analysis to determine whether the enterprise’s variable interest gives it a controlling financial interest in a variable interest entity. This analysis identifies a primary beneficiary of a VIE as the entity that has both of the following characteristics: (i) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (ii) the obligation to absorb losses or receive benefits from the entity that could potentially be significant to the VIE. The updated guidance is effective as of the beginning of each reporting entity’s first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period, and for interim and annual reporting periods thereafter. The updated guidance did not impact the Group’s financial statements.

ACQUISITION AND DISPOSAL OF BUSINESSES	6 Months Ended
Dec. 31, 2010
ACQUISITION AND DISPOSAL OF BUSINESSES
3.	ACQUISITION AND DISPOSAL OF BUSINESSES

(a) Disposal of IRCA (Pty) Limited

On March 28, 2009, Gold Fields disposed of its assets in IRCA (Pty) Limited, or IRCA, for a total cash consideration of  $5.0 million, realizing a loss of  $0.3 million, which was included in loss on sale of subsidiaries in the consolidated statement of operations in fiscal 2009.

(b) Sale of Essakane project

On October 11, 2007, Gold Fields reached an agreement to sell its 60% stake in the Essakane exploration project located in Burkina Faso to Orezone for a minimum total consideration of  $200 million. The transaction closed on November 26, 2007. Orezone paid Gold Fields  $152 million in cash and issued 41,666,667 common shares having an aggregate subscription price of  $48 million to its wholly-owned subsidiary, Gold Fields Essakane (BVI) Limited.

Following the disposal, Gold Fields owned 41,666,667 common shares of Orezone, representing 12.2% of Orezone’s issued and outstanding common shares. During six months ended December 31, 2009, Gold Fields exchanged the Orezone shares for approximately 3.3 million shares of IAMGold Limited, as a result of the acquisition of all Orezone shares by IAMGold. Gold Fields subsequently disposed of the IAMGold shares for a cash consideration of  $33.4 million in fiscal 2009, realizing a profit of  $7.2 million.

(c) Far South East Project

On September 20, 2010, Gold Fields entered into option agreements with Lepanto Consolidated Mining Company, or Lepanto, a company listed in the Philippines, and Liberty Express Assets, or Liberty, a private holding company, to acquire a 60% interest in the undeveloped gold-copper Far Southeast, or FSE, deposit in the Philippines. The agreements provide Gold Fields with an 18-month option on FSE, during which time Gold Fields will conduct a major drilling programme as part of a feasibility study on FSE. As part of the agreement, Gold Fields was required to pay  $10.0 million in option fees to Lepanto and  $44.0 million as a non-refundable down-payment to Liberty upon signing of the option agreements, which payments were made during September 2010. After a 12-month period, should Gold Fields decide to proceed with the acquisition of the 60% interest in FSE, a further non-refundable down-payment of  $66.0 million will be payable to Liberty, with the final payment of  $220.0 million payable at the expiration of the option period. The total pre-agreed acquisition price for a 60% interest in FSE, inclusive of all of the above payments, is  $340.0 million.

FINANCE EXPENSE	6 Months Ended
Dec. 31, 2010
FINANCE EXPENSE

4.    FINANCE EXPENSE

	Six Months Ended December 31,		Fiscal Year Ended June 30,
		2009
	2010	(Unaudited)	2010	2009

Interest expense—Mvelaphanda loan	—	—	—	(34.9)
Interest expense—preference share dividend	(3.1)	(2.9)	(5.9)	(9.8)
Interest expense—other	(33.3)	(30.8)	(65.8)	(92.8)

Total finance expense	(36.4)	(33.7)	(71.7)	(137.5)
Capitalized interest	4.7	2.4	6.5	63.6

	(31.7)	(31.3)	(65.2)	(73.9)

INCOME AND MINING TAX EXPENSE	6 Months Ended
Dec. 31, 2010
INCOME AND MINING TAX EXPENSE

5.    INCOME AND MINING TAX EXPENSE

	Six Months Ended December 31,		Fiscal Year Ended June 30,
		2009
	2010	(Unaudited)	2010	2009

Current income taxes
South Africa	(39.0)	(49.2)	(67.7)	(101.6)
Ghana	(73.4)	(34.2)	(98.6)	(34.2)
Australia	—	(7.4)	(16.5)	(21.0)
Peru	(47.1)	(32.2)	(51.2)	(16.1)

Current income and mining taxes	(159.5)	(123.0)	(234.0)	(172.9)

Deferred income taxes
South Africa	44.9	(34.5)	(58.6)	(37.5)
Ghana	4.5	(22.9)	(28.1)	(24.7)
Australia	(22.9)	(8.8)	(12.3)	(12.8)
Peru	(0.8)	3.7	(25.4)	(16.7)

Deferred income and mining taxes	25.7	(62.5)	(124.4)	(91.7)

Total income and mining taxes	(133.8)	(185.5)	(358.4)	(264.6)

The Company’s pre-tax income before, impairment of equity investee and share of equity investee’s share of losses comprise:

	Six Months Ended December 31,		Fiscal Year Ended June 30,
		2009
	2010	(Unaudited)	2010	2009

South Africa	(221.0)	131.8	192.0	269.9
Ghana	216.8	163.6	343.1	140.7
Australia	77.3	35.3	55.7	92.3
Peru	139.4	58.7	164.6	82.7
British Virgin Islands(1)	(17.7)	125.1	96.0	(34.4)

	194.8	514.5	851.4	551.2

(1)	The pre-tax loss relates to non-operating entitites incorporated in the British Virgin Islands and includes, in the six months ended December 31, 2010, a net gain on disposal of listed investments (2009: a net gain on disposal and impairment of listed investments).

South African mining tax on mining income is determined on a formula basis which takes into account the profit and revenue from mining operations during the period. Non-mining income is taxed at a standard rate of 35.0% (2009: 35.0%). Deferred tax is provided at the estimated effective mining tax rate on temporary differences. Major items causing the Group’s income tax provision to differ from the South African mining statutory rate of 43.0% (2009: 43.0%) were:

	Six Months Ended December 31,		Fiscal Year Ended June, 30
		(Unaudited)
	2010	2009	2010	2009
Tax on net income at South African mining statutory rate	(83.7)	(221.3)	(366.1)	(237.0)
Rate adjustment to reflect estimated effective mining tax rate in South Africa of 35% (2009: 38%), tax rate in Ghana of 25% (2009: 25.0%), tax rate in Australia of 30% (2009: 30.0%), and tax rate in Peru of 35.6% (2009: 35.6%).	74.3	58.3	62.7	49.1
South African mining tax formula rate adjustment	10.4	15.3	16.6	27.7
Valuation allowance raised against deferred tax assets	—	—	(8.3)	(17.5)
Reversal of valuation allowance previously raised against deferred tax assets	10.3	—	0.1	2.7
Non taxable income/non deductible expenditure*	(197.6)	(7.1)	27.4	(54.4)
South African capital gains tax	—	(3.9)	(23.9)	—
Royalties	—	(26.8)	(71.6)	(37.7)
Deferred tax release on reduction of rate at the South African mining operations	61.3	—	—	—
Other	(8.8)	—	4.7	2.5

Income and mining tax expense	(133.8)	(185.5)	(358.4)	(264.6)

*	The $197.6 million non-deductible expenditure comprises mainly $128.0 million BEE transaction costs, $11.6 million share-based-compensation, $25.9 million exploration, feasibility and evaluation costs and $12.6 million National Stabilization Levy in Ghana.

The classification of royalty expense at the Group’s operations requires judgement, particularly at the Groups’ South African and Ghanian operations, where the percentages to be applied in calculating royalties are influenced by the expenses incurred in generating those product sales (and therefore the profitability of the operations). In light of the continued increase in royalties at the Group’s international operations, and the fact that recent changes to the calculation of royalties in Ghana, representing the largest component of consolidated royalty expense, will going forward change the percentage to a predetermined 5% of product sales (regardless of the operating margin), Gold Fields has changed the classification of royalty expense in its consolidated financial statements from a component of “income and mining taxes” to “other expenses” in its consolidated statements of operations for the six months ended 31 December 2010. Given the change in circumstances, Gold Fields considered it appropriate to change the presentation on a prospective basis.

Deferred income and mining tax liabilities and assets on the balance sheet as of December 31, 2010 and June 30, 2010 relate to the following:

	December 31, 2010	June 30, 2010
Deferred income and mining tax liabilities
Mining assets	2,119.8	1,978.0
Investment by environmental trust funds	59.3	51.0
Inventory	9.3	8.9
Other	—	41.1

Gross deferred income and mining tax liabilities	2,188.4	2,079.0

Provisions, including rehabilitation accruals	(130.4)	(122.3)
Tax losses	(515.0)	(536.7)
Unredeemed capital expenditure	(648.6)	(625.1)
Other	(21.6)	—

Gross deferred income and mining tax assets	(1,315.6)	(1,284.1)
Valuation allowance for deferred tax assets	192.5	195.3

Total deferred income and mining tax assets	(1,123.1)	(1,088.8)

Net deferred income and mining tax liabilities	1,065.3	990.2
Less short term portion of deferred income and mining tax (included in accounts payable and provisions)	(13.5)	(7.7)

Net deferred income and mining tax liabilities	1,051.8	982.5

The classification of deferred income and mining tax liabilities or assets as current or non-current is based on the related liability or asset creating the deferred tax. Deferred taxes not related to a specific liability or asset are classified based on the estimated period of reversal.

The Group has established a valuation allowance for certain deferred tax assets where cumulative losses require a valuation allowance, or where management believes that they will not be realized based on projections as of December 31, 2010 and June 30, 2010. The valuation allowance relates primarily to net operating loss carry-forwards for the entities below, except for Gold Fields Operations and GFI Joint Venture Holdings which also include unredeemed capital expenditure.

	December 31, 2010	June 30, 2010
Orogen Investments SA (Luxembourg)	40.9	43.7
Gold Fields Arctic Platinum Oy	28.3	26.2
Living Gold (Pty) Limited	6.5	5.6
Gold Fields Operations	53.1	55.0
GFI Joint Venture Holdings	62.2	63.6
Other	1.4	1.2

	192.4	195.3

As at December 31, 2010 and June 30, 2010 the Group had unredeemed capital expenditure and tax loss carry forwards available for deduction against future mining income at its South African mining operations as follows:

	December 31, 2010	June 30, 2010

Unredeemed capital expenditure:
Beatrix Division of GFI Mining South Africa (Pty) Limited	117.6	140.2
Gold Fields Operations	587.3	462.1
GFI Joint Venture Holdings	1,119.6	936.2

	1,824.5	1,538.5

Estimated assessed tax losses:
Gold Fields Operations	653.2	600.4
GFI Joint Venture Holdings	67.5	81.5
Gold Fields Australia Pty Limited	177.6	251.9
Golden Oils (Pty) Limited	1.4	1.0
Agrihold (Pty) Limited	2.3	2.1
Golden Hytec Farming (Pty) Limited	1.4	1.2
Living Gold (Pty) Limited	23.1	20.1

	926.5	958.2

These future deductions are utilizable against income generated by the individual tax entity concerned and do not expire unless the tax entity ceases to commercially operate for a period longer than one year. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such these deductions can only be utilized by the tax entities in which the deductions have been generated.

The Group has estimated capital allowances to be offset against future income of  $ nil (June 30, 2010:  $ nil million),  $nil million (June 30, 2010:  $15.5 million) and  $163.6 million (June 30, 2010:  $710.1 million) at Gold Fields Ghana Limited, Abosso Goldfields Limited and Gold Fields La Cima, respectively. The estimated capital allowances do not have an expiration date. In terms of current Ghanaian taxation legislation, tax losses not utilized by Gold Fields Ghana Limited and Abosso Goldfields Limited are forfeited after 5 years. Gold Fields Ghana Limited, Abosso Goldfields Limited and Gold Fields La Cima currently have no tax losses available for utilization against future profits.

The Group has tax losses available of  $136.5 million (June 30, 2010:  $145.3 million) at Orogen Investments SA (Luxembourg), which can only be used to offset future interest income generated by Orogen Investments SA (Luxembourg). In terms of current Luxembourg taxation legislation, losses incurred in accounting periods subsequent to December 31, 1990, can be carried forward indefinitely. Losses incurred prior to this date could only be carried forward for 5 years. All losses incurred by Orogen Investments SA (Luxembourg) were incurred subsequent to December 31, 1990.

The Group had tax losses at Gold Fields Australia (Pty) Limited of  $177.6 million at December 31, 2010 (June 30, 2010:  $251.9 million). Tax losses may be carried forward indefinitely.

Tax years open for assessments

South Africa (1)	2001-2009

Ghana (2)	All years open

Australia (3)	2002-2009

Peru (4)	2004-2009

Notes:

(1)	The South African Tax legislation allows the Revenue Authorities to reopen assessments issued for a period of up to 3 years after the assessments were issued.

(2)	The Ghanaian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity for any year without limitation to the years which may be reassessed.

(3)	The Australian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.

(4)	The Peruvian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.

It is possible that the Group will receive assessments during the next twelve months, which may have an effect on uncertain tax positions. The Group cannot estimate the amounts of possible changes as a result of an assessment.

EARNINGS PER SHARE	6 Months Ended
Dec. 31, 2010
EARNINGS PER SHARE

6.     EARNINGS PER SHARE

	Six Months Ended December 31,		Fiscal Year Ended June, 30
	2010	(Unaudited) 2009	2010	2009
BASIC EARNINGS PER SHARE
Income available to common stockholders	12.6	295.1	391.0	160.9
Shares outstanding—beginning of period	705,903,511	704,749,849	704,749,849	653,200,682
Weighted average number of shares issued during the period	5,108,162	463,693	614,351	17,127,580

Weighted average number of shares issued at the end of the period	711,011,673	705,213,542	705,364,200	670,328,262

Basic earnings per share	0.02	0.42	0.55	0.24

DILUTED EARNINGS PER SHARE
Income available to common stockholders	12.6	295.1	391.0	160.9
Weighted average number of shares issued at the end of the period	711,011,673	705,213,542	705,364,200	670,328,262
Effect of dilutive securities	8,677,377	7,212,584	9,185,642	7,462,470

	719,689,050	712,426,126	714,549,842	677,790,732

Diluted earnings per share	0.02	0.41	0.55	0.24

RECEIVABLES	6 Months Ended
Dec. 31, 2010
RECEIVABLES

7.    RECEIVABLES

	December 31, 2010	June 30, 2010
Product sale trade receivables	168.8	130.9
Other trade receivables	32.4	21.1
Deposits	0.2	5.4
Value added tax	92.9	106.4
Interest receivable	0.7	0.0
Payroll debtors	13.3	8.4
Prepayments (1)	78.7	17.1
Other	24.4	16.1

	411.4	305.4

(1)	Includes $54 million payment for the Far South East Project.

INVENTORIES	6 Months Ended
Dec. 31, 2010
INVENTORIES	8. INVENTORIES

	December 31, 2010	June 30, 2010
Ore stockpiles	57.8	61.1
Gold in-process	31.5	33.7
Consumable stores	156.4	134.3
Other	10.6	5.8

	256.3	234.9

PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Dec. 31, 2010
PROPERTY, PLANT AND EQUIPMENT

9.    PROPERTY, PLANT AND EQUIPMENT

	December 31, 2010	June 30, 2010
Cost	12,771.6	11,038.9
Accumulated depreciation and amortization	(5,289.6)	(4,399.2)

	7,482.0	6,639.7

Mining properties, mine development costs, mine plant facilities and mineral interests	6,940.4	6,396.1
Asset retirement costs	108.2	94.1
Other non-mining assets	433.4	149.5

	7,482.0	6,639.7

Included in property, plant and equipment is cumulative capitalized interest, net of amortization, relating to the following assets:
South African operations	23.3	18.6
Tarkwa Mine	15.9	16.6
Cerro Corona	81.3	84.5

	120.5	119.7

Depreciation of property, plant and equipment amounted to  $389.4 million (2009:  $290.6 million).

On August 27, 2009, Gold Fields reached agreement with Morgan Stanley Bank to terminate, for A $308 million ( $257.1 million), the royalty agreement between St. Ives Gold Mining Company Pty Limited and Morgan Stanley Bank’s subsidiaries. The terminated royalty agreement required St. Ives to pay a 4% net smelter volume royalty on all of its revenues once total gold produced from November 30, 2001 exceeded 3.3 million ounces which was triggered early in fiscal year ended June 30, 2009, and provided that if the gold price exceeded A $600 per ounce, to pay an additional 10% of the revenue difference between the spot gold price, in Australian dollars per ounce, and the price of A $600 per ounce.

In fiscal year ended June 30, 2010, Gold Fields acquired, for cash, 100% of Glencar Mining Plc., a company whose principal asset, and only defined resource, is the Komana project in Southern Mali, West Africa. The cash consideration paid was  $43.0 million.

GOODWILL	6 Months Ended
Dec. 31, 2010
GOODWILL

10.    GOODWILL

	December 31, 2010	June 30, 2010
Balance at beginning of the year	1,154.9	1,084.7
Translation adjustment	140.3	70.2

Balance at end of the year	1,295.2	1,154.9

The goodwill arose on the acquisition of South Deep and was attributable to the upside potential of the asset, deferred tax and other factors. The total goodwill has been allocated to South Deep, being the reporting unit where it is tested for impairment as part of the reporting unit.

Goodwill is tested for impairment on an annual basis on December 31 (prior years, June 30). In addition, the Group reviews and tests the carrying value of assets when events or changes in circumstances suggest that the carrying amount of a reporting unit may not be recoverable.

For goodwill impairment testing purposes, Gold Fields estimated the fair value of the South Deep reporting unit. The process for determining fair value is subjective as gold mining companies typically trade at a market capitalization that is based on a multiple of net asset value and requires management to make numerous assumptions. The net asset value represents a discounted cash flow valuation based on expected future cash flows. The expected future cash flows used to determine the fair value of the reporting unit are inherently uncertain and could materially change over time. They are significantly affected by a number of factors, including, but not limited to, reserves and production estimates, together with economic factors such as the spot gold price and foreign currency exchange rates, estimates of production costs, future capital expenditure and discount rates. Therefore it is possible that outcomes within the next financial year that are materially different from the assumptions used in the impairment testing process could require an adjustment to the carrying values.

Based on management’s assessment, no impairment to the goodwill was required at December 31, 2010. Management’s estimates and assumptions for the goodwill impairment test include:

•	Long-term gold price of R290,000 per kilogram ( $1,000 per ounce at an exchange rate of R9.02 to $1.00). The South Deep life of mine is estimated at 41.5 years.

•	A range of discount rates of 6.1%—6.8% based on a calculated weighted average cost of capital to Gold Fields;

•	Expected future operating costs and capital expenditures to produce proven and probable gold reserves based on mine plans that assume current plant capacity, but exclude the impact of inflation; and

•	Expected cash flows associated with value beyond proven and probable reserves.

NON-CURRENT INVESTMENTS	6 Months Ended
Dec. 31, 2010
NON-CURRENT INVESTMENTS

11.    NON-CURRENT INVESTMENTS

	December 31, 2010	June 30, 2010
Listed investments (a)	124.4	76.8
Unlisted investments	1.7	1.3
Investments held by environmental trust funds (b)	168.6	133.8
Equity investees (c)	30.2	29.6
Other investments	19.4	12.8

	344.3	254.3

(a)	Listed investments mainly consist of:

	December 31, 2010		June 30, 2010
	Number of shares	Market value, $ per share	Number of shares	Market value, $ per share
Atacama Pacific Corp.	4,945,598	3.22	—	—
Mvelaphanda Resources Limited (1)	8,397,858	7.29	8,397,858	6.16
Conquest Mining Limited	51,783,388	0.58	51,783,388	0.30
GoldQuest Mining Corporation	13,962,500	0.39	13,962,500	0.11
Medoro Resources Limited	1,321,062	2.30	3,963,186	0.69
Gold One International Limited	12,500,000	0.33	12,500,000	0.26

(1)	Three million of the Mvelaphanda shares are subject to a scrip lending agreement—see note 13 (e).

The fair value of listed investments at December 31, 2010 of  $124.4 million (June 30, 2010:  $76.8 million) comprises a cost of  $82.5 million (June 30, 2010:  $68.3 million) and a net unrealized gain of  $41.9 million (June 30, 2010:  $8.5 million). The net unrealized gain comprises a gross unrealized gain of  $42.3 million (June 30, 2010:  $10.9 million) partly offset by a gross unrealized loss of  $0.4 million (June 30, 2010:  $2.4 million). The gross unrealized loss of  $0.4 million (June 30, 2010:  $2.4 million) comprises three equity investments (June 30, 2010: four) in listed entities. None of these equity investments have been in a continuous unrealized loss position for more than 12 months. A realized loss of  $0.4 million was reclassified from equity when listed investments were disposed off for the six months ended December 31, 2010 (Six months ended December 31, 2009: net gain of  $99.2 million).

(b)	The environmental trust funds are irrevocable trusts under the Group’s control. The monies in the trusts are invested primarily in interest bearing short-term (money market), government and other corporate bond investments and the costs of these investments approximate their fair value. The investments provide for the estimated cost of rehabilitation during and at the end of the life of the Group’s South African mines. While the asset is under the Group’s control, it is not available for the general purposes of the Group. All income from this asset is reinvested or spent to meet these obligations. These obligations are described in note 14, “Provision for Environmental Rehabilitation”.

(c)	Equity investees comprise the following:

		Ownership %		Market value
Investment	Description of business	December 31, 2010	June 30, 2010	December 31, 2010	June 30, 2010
Rusoro Mining Limited	Gold mining	26.4	26.4	51.3	31.1
Rand Refinery Limited	Refining of gold bullion and by-products	34.9	34.9	*	*

*	—Not readily determinable

The carrying value of the equity investment in Rusoro:

	December 31, 2010	June 30, 2010
Balance at July 1	18.2	48.4
Share of results, net of tax	1.8	(31.1)
Other comprehensive income	—	0.8

Balance at close	20.0	18.2

Rusoro, a company listed on the TSX Venture Exchange, is a junior gold producer with a large land position in the Bolivar State gold region of southern Venezuela. Gold Fields interest in Rusoro at December 31, 2010 was 26.4% (June 30, 2010: 26.4%).

The summarized financial information of Rusoro, is shown below:

	December 31, 2010	June 30, 2010
Balance sheet:
Current assets	69.3	64.3
Non-current assets	957.3	956.7
Current liabilities	101.8	95.1
Non-current liabilities	346.9	355.5
Shareholders’ equity	576.7	570.4

Results for the period(1):
Revenues	42.7	98.5
Gross income	3.2	9.4
Net income/(loss)	7.4	(117.6)

(1)	The results of associate are shown for the three months ended September 30, 2010 and for the fiscal year ended June 30, 2010.

The Group acquired its interest in Rusoro on November 30, 2007.

The carrying value of the equity investment in Rand Refinery Limited (“Rand Refinery”):

	December 31, 2010	June 30, 2010
Balance at July 1	11.4	2.8
Share of profits recognized	3.1	8.4
Dividend receivable	(5.4)	—
Translation	1.1	0.2
Balance at close	10.2	11.4

During the six months ended December 31, 2010 and 2009, the Company received dividends from Rand Refinery of  $5.4 million and  $nil million, respectively.

Rand Refinery acts as a sale agent on behalf of the Company’s African operations. The market value of the Company’s investment in Rand Refinery is not readily determinable. At December 31, 2010 an amount of  $41.9 million was owing from Rand Refinery (June 30, 2010:  $64.1 million) and was included in Receivables.

ACCOUNTS PAYABLE AND PROVISIONS	6 Months Ended
Dec. 31, 2010
ACCOUNTS PAYABLE AND PROVISIONS

12.    ACCOUNTS PAYABLE AND PROVISIONS

	December 31, 2010	June 30, 2010
Trade payables	206.1	158.3
Accruals	275.4	219.9
Payroll and other compensation	64.9	72.8
Leave pay accrual	71.8	61.8
Dividends payable	8.4	—
Short-term portion of the South Deep Dividend liability	2.7	—
Foreign levies payable	10.8	—
Short term portion of deferred income and mining tax	13.5	7.7
Other	17.0	31.4

	670.6	551.9

SHORT-TERM AND LONG-TERM LOANS	6 Months Ended
Dec. 31, 2010
SHORT-TERM AND LONG-TERM LOANS

13.    SHORT-TERM AND LONG-TERM LOANS

	December 31, 2010	June 30, 2010
Collateralized
—Split-tenor revolving credit facility (a)	—	430.0
—Syndicated revolving loan facility (b)	—	—
—Project finance facility (c)	—	100.0
—Preference shares (d)	91.4	96.3
—Scrip loan (e)	21.4	19.0
—Non-revolving Senior Secured Term Loan (f)	190.0	—
— $1 Billion Notes Issue (g)	986.6	—
Uncollateralized
—Domestic Medium Term Notes Program (h)	108.9	475.8
—Short-term syndicated facility (i)	—	—
—Other loans (j)	—	—

	1,398.3	1,121.1
Short-term loans and current portion of long-term loans	(261.7)	(691.1)

Total long-term loans	1,136.6	430.0

(a) Split-tenor revolving credit facility

On May 16, 2007, GFIMSA, Orogen and GF Operations entered into a  $750 million split-tenor revolving credit facility consisting of a  $250 million 364-day revolving tranche with a twelve-month term out option (“Facility A”) and a  $500 million 5-year revolving tranche (“Facility B”).

On April 28, 2008, Gold Fields exercised the term out option under Facility A converting the full  $250 million advance at that point into a term loan with a final maturity date of May 16, 2009. In terms of the facility agreement, Gold Fields had the option to repay the loan under Facility A early in whole or in part by giving 5 days’ prior notice. Facility B was due to mature on May 16, 2012. The purpose of the facilities was to refinance existing facilities and for general corporate purposes.

On June 30, 2008, Orogen had borrowed  $73 million and  $121 million under Facility A and Facility B respectively. GF Operations had  $177 million and  $141 million outstanding under Facility A and Facility B respectively on the same date.

On various dates during fiscal 2009, Orogen drew down a further  $120 million under Facility B. On May 15, 2009, GF Operations drew down  $118 million under Facility B to partly refinance its maturing loan under Facility A. The balance of the GF Operations loan outstanding under Facility A of  $59 million was refinanced with the  $311 million syndicated revolving loan facility, which is detailed below in (b). Also on May 15, 2009, Orogen repaid  $16 million of its portion of the maturing Facility A and refinanced the remaining  $57 million with the  $311 million syndicated revolving loan facility.

On September 17, 2009, Gold Fields utilized  $259 million of the proceeds from the sale of the shares in Eldorado Gold Corporation to fully settle GF Operations borrowings under facility B. Subsequently, on various dates, Orogen drew down  $221 million to refinance more expensive debt under the  $311 million syndicated revolving loan facility. Orogen also repaid  $32 million during year.

On August 26, 2010, Orogen drew down a further  $70 million and on October 8, 2010, repaid the full  $500 million drawn under Facility B using proceeds of the  $1 billion Notes issue.

The outstanding borrowings of Orogen, all under Facility B, at December 31, 2010 were  $ nil million (June 30, 2010 were  $430 million).

The loan under Facility B bore interest at LIBOR plus a margin of 0.30% per annum.

Borrowings under the Revolving Credit Facility were guaranteed by Gold Fields, GFIMSA, GF Holdings, Orogen and GF Operations.

	December 31, 2010	June 30, 2010
Balance at July 1,	430.0	498.5
Loan advanced, net of transaction costs	70.0	221.0
Loan repayments	(500.0)	(289.5)

Balance at close	—	430.0

(b) Syndicated revolving loan facility

On May 7, 2009, GFIMSA, Orogen and GF Operations entered into a 364-day  $311 million syndicated revolving loan facility with an option to extend the term on the same terms for an additional 364 days from the date of the original final maturity, or the Extension Option. At any time prior to the date of final maturity, Gold Fields had the option to convert all advances outstanding under this facility into a term loan with a final maturity date being no more than 24 months after the signing date of the facility, or the Term Out Option. The Extension Option was not exercisable if the Term Out Option had been exercised. The purpose of the facilities was to refinance existing facilities and for general corporate purposes.

On May 15, 2009, GF Operations and Orogen drew down  $59 million and  $57 million respectively under this facility to refinance their respective portion of the loans maturing under Facility A of the Split-tenor revolving credit facility. On June 15, 2009, GF Operations repaid  $44 million of its loan.

On various dates during July 2009, Orogen drew down a total of  $50 million for the funding of the Glencar Mining acquisition. During August 2009, Orogen drew down  $150 million to partly fund the termination of the Morgan Stanley Royalty Agreement at St. Ives.

On September 17, 2009, Gold Fields utilized  $15 million, of the proceeds from the sale of the shares in Eldorado Gold Corporation to fully settle GF Operations borrowings under this Facility. On September 22, 2009, Orogen repaid  $36 million of its loan.

Subsequently, Orogen refinanced the outstanding balance under the facility of  $221 million with the Split-tenor revolving credit facility.

The facility bore interest at LIBOR plus a margin of 2.75% per annum. The borrowers were required to pay a quarterly commitment fee of 1.10% per annum, payable on the undrawn portion of the facility. Neither the extension Option or the Term Out option had been exercised and the facility expired on May 7, 2010.

Borrowings under the syndicated revolving loan facility are guaranteed by Gold Fields, GFIMSA, GF Holdings, Orogen and GF Operations.

	December 31, 2010	June 30, 2010
Balance at July 1,	—	72.0
Loan advanced, net of transaction costs	—	200.0
Loan repayments	—	(272.0)

Balance at close	—	—

(c) Project Finance Facility

On November 14, 2006, Gold Fields La Cima entered into a  $150 million project finance facility with a number of lenders. The purpose of the facility was to finance the project costs related to the development of the Cerro Corona copper-gold porphyry deposit located in the Hualgayoc province in the Cajamarca region in northern Peru.

The loan bore interest at a margin over LIBOR of:

—0.45% during the pre-completion phase (i.e. prior to the financial completion date), and

—between 1.25% and 1.75% thereafter.

Scheduled principal payments were in 16 semi-annual instalments of various amounts ranging from 4.75% to 6.75% of the principal amount. The final instalment was due on the tenth anniversary of the signing date. Principal and voluntary repayments during the six months ended December 31, 2010 totaled  $100 million (fiscal year ended June 30, 2010 totalled  $50 million). The outstanding loan balance at December 31, 2010 was  $ nil (June 30, 2010:  $100 million).

During the pre-completion phase the loan was guaranteed by Gold Fields and Gold Fields Corona (BVI) Limited (a wholly owned subsidiary of Gold Fields). The facility is secured by, among other things, pledges of and mortgages over the assets and properties of Gold Fields La Cima.

In accordance with the Facility Agreement, the financial completion date (i.e. the date on which the Guarantees fall away and the Facility goes non-recourse) had to occur before November 14, 2010. Gold Fields La Cima however intended to refinance this facility before this date. However, La Cima repaid the full amount outstanding under this facility on September 16, 2010, from which date the security granted by La Cima in connection with this facility, was released. The Facility was cancelled on the same date. The repayment was made from cash generated by operations.

	December 31, 2010	June 30, 2010
Balance at beginning of year	100.0	150.0
Loan repayments	(100.0)	(50.0)

Balance at end of year	—	100.0

(d) Preference shares

On December 24, 2007 Gold Fields issued R1.2 billion of non-convertible redeemable preference shares to Rand Merchant Bank (RMB, a division of First Rand Bank Limited). The dividend rate payable is a floating rate that increases from 22% to up to 61% of the prime lending rate quoted by First Rand Bank Limited, or the Prime Rate, over the life of the Preference Shares. In certain circumstances, the dividend rate increases to 61% of the Prime Rate in the event the Preference Shares are redeemed before their scheduled maturity date and the dividend rate is also subject to adjustment in the case of a change in law or regulation. Dividends accrue quarterly and are rolled up until the redemption date. The purpose of the preference shares was to refinance existing credit facilities.

The preference shares mature on January 24, 2011 and have been guaranteed by GFIMSA, Orogen and Gold Fields Operations. On October 10, 2008,  $63.5 million of the outstanding preference shares was repaid. In addition, an attributable dividend of  $2.5 million was also paid on the same date.

On December 15, 2010, Gold Fields declared and paid  $19.3 million of the attributable dividend. On the same date, the redemption date of January 24, 2011 was extended to September 15, 2011. The preference shares may be redeemed earlier on a date as agreed between the holder and Gold Fields.

Subsequent to December 31, 2010, Newshelf 899 (Pty) Limited, a wholly-owned subsidiary of Gold Fields, became an additional guarantor of the preference shares.

	December 31, 2010	June 30, 2010
Balance at July 1,	96.3	84.9
Preference share dividend	3.0	5.9
Redemptions	(19.3)	—
Translation	11.4	5.5

Balance at close	91.4	96.3

(e) Scrip loan

	December 31, 2010	June 30, 2010
Balance at July 1,	19.0	—
Loans advanced	—	19.5
Translation	2.4	(0.5)

Balance at close	21.4	19.0

On 26 March 2010, GFL Mining Services, or GFLMS, entered into a Scrip Lending agreement with a South African Bank in terms of which GFLMS agreed to lend 3 million of its securities in Mvelaphanda Resources Limited for an initial cash collateral of  $19.5 million (R144 million). The market value of the collateral delivered by Nedcor to GFLMS on each settlement date shall represent not less than the market value of the loaned securities on that date together with a margin of 5% per annum.

The agreement provides for the substantial risks and rewards on ownership inherent in the securities to be retained by GFLMS (i.e. equity price risk) and as a consequence, GFLMS has transferred the legal right to receive cash flows (dividends) on the securities loaned to Nedcor. The agreement will terminate on March 26, 2011. In the event of unbundling of the assets of Mvelaphanda before the termination date, the agreement will terminate within thirty days of unbundling. GFLMS will be entitled to receive the unbundled assets.

Subsequent to December 31, 2010, Mvelaphanda has unbundled certain of its assets and in accordance with the terms of the agreement the loaned unbundled securities were returned and the collateral was repaid on February 28, 2011. A new scrip lending agreement was entered into between the parties with the same terms and conditions as the original agreement whereby GFLMS agreed to lend another three million of its securities in Mvelaphanda Resources Limited for a cash collateral of R127 million ( $18.8 million). The new agreement will terminate on May 20, 2011.

Interest on the cash collateral held is calculated based on one month JIBAR rate and accrues daily and compounded monthly in arrears. The first interest settlement was on June 24, 2010. The next interest payment date will be on settlement.

At December 31, 2010, the value of the loaned securities was  $21.9 million (June 30, 2010:  $19.0 million). The outstanding liability against these securities was  $21.4 million (June 30, 2010:  $19.0 million).

(f) Non-revolving Senior Secured Term Loan

	December 31, 2010	June 30, 2010
Loans advanced	200.0	—
Loans repaid	(10.0)	—

Balance at close	190.0	—

On September 17, 2010, Gold Fields La Cima entered into a non-revolving senior secured term loan for up to  $200 million with The Bank of Nova Scotia and Banco de Credito del Peru. The purpose of this facility was to repay the Gold Fields outstanding subordinated loans with its affiliates and to finance its working capital requirements.

On September 22, 2010, the lenders advanced  $200 million to Gold Fields La Cima under this facility. The facility amount is repayble in 20 equal quarterly instalments of  $10 million each. During the period,  $10 million was repaid.

The final maturity of this facility is five years from the disbursement date.

Borrowings under the non-revolving senior secured term loan are secured by first-ranking assignments of all rights, title and interest in all of Gold Fields La Cima’s concentrate sale agreements. In addition, the offshore and onshore collection accounts of Gold Fields La Cima will be subject to an Account Control Agreement and a first ranking charge in favour of the lenders. This facility will be non-recourse to the rest of the Gold Fields Group.

(g)  $1 Billion Notes Issue

	December 31, 2010	June 30, 2010
Notes Issued, net of transaction costs	986.4	—
Unwinding of transaction costs	0.2	—

Balance at close	986.6	—

On September 30, 2010, Orogen issued  $1,000,000,000 4.875% guaranteed Notes due October 7, 2020, or the Notes. The payment of all Notes is unconditionally and irrevocably guaranteed by Gold Fields Limited, GFIMSA, GFO and GFIJVH, or together, the Guarantors, on joint and several basis. The Notes and guarantees constitute direct, unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively, and rank equally in right of payment among themselves and with all other existing and future unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively.

The transaction costs of US $13.6 million were deducted from the liability on initial measurement. These costs will unwind over the period of the Notes as an interest expense.

Gold Fields used a portion of the net proceeds of the offering of the Notes to repay certain existing indebtedness of the Group and the balance of the net proceeds for general corporate purposes.

(h) Domestic Medium Term Notes Program

On April 6, 2009, Gold Fields established a R10 billion Domestic Medium Term Notes Program, or the “Program, in terms of which Gold Fields may, from time to time, issue notes denominated in any currency. The notes will not be subject to any minimum and maximum maturity and the maximum aggregate nominal outstanding amount of all notes will not exceed R10 billion. The Program has been registered with the bond market of the JSE Limited, or the JSE, and the notes issued can be listed on the JSE or not.

Under the Program, Gold Fields issued listed notes totaling  $248.0 million (fiscal year ended June 30, 2010:  $1,044.9 million) and settled listed maturing notes totaling  $659.6 million (fiscal year ended June 30, 2010:  $721.9 million). The different notes issued mature 3, 6 or 12 months from date of issue and bear interest at JIBAR plus a margin ranging from 0.56% to 1.00% per annum except for notes with a carrying value of  $44.4 million which are at a Rand fixed rate of 8.48%.

The outstanding issued notes under the Program at December 31, 2010 were  $108.9 million (June 30, 2010:  $475.8 million).

The outstanding notes matured as follows:

•	$32.1 million (R217.0 million) on January 25, 2011;

•	$32.2 million (R218.0 million) on February 10, 2011; and

•	$44.4 million (R300.0 million) on March 2, 2011

The Notes under the Program are guaranteed by GFIMSA, GF Holdings, Orogen and GF Operations.

	December 31, 2010	June 30, 2010
Balance at July 1,	475.8	141.8
Notes issued	248.0	1,044.9
Settlements	(659.6)	(721.9)
Translation	44.7	11.0

Balance at close	108.9	475.8

(i) Short-term syndicated facility

Gold Fields Ghana Limited entered into a twelve month  $20 million syndicated facility. The facility was used for working capital requirements associated with the expansion of the carbon-in-leach, or CIL, plant at the Tarkwa mine and related capital expenditure. The loan bore interest at LIBOR plus a margin of 3.0% per annum.

In December 2008, Tarkwa drew down  $20 million under the loan. The principal payments under the loan are scheduled monthly, beginning on June 30, 2009 as follows:  $2 million for the first four months and  $4 million for the last three months beginning June 30, 2009. The final instalment was due on December 31, 2009.

	December 31, 2010	June 30, 2010
Balance at July 1,	—	20.0
Loan advanced	—	—
Repayments	—	(20.0)

Balance at close	—	—

(j) Other loans

	December 31, 2010	June 30, 2010
Balance at July 1,	—	136.5
Loans advanced	39.4	134.5
Loans repaid	(41.9)	(284.1)
Translation	2.5	13.1

Balance at close	—	—

Short-term credit facilities: The group utilized uncommitted loan facilities from some of the major banks to fund the capital expenditure and working capital requirements of the South African operations. The total draw downs were  $39.4 million during the six months ended 31 December 2010 (fiscal year ended June 30, 2010:  $134.5 million). Total repayments were  $41.9 million (fiscal year ended June 30, 2010:  $284.1 million). The repayments were made from the proceeds of issuing the  $1 billion Notes.

 $450 million syndicated revolving credit facility: On May 12, 2010, GFIMSA, Orogen and GF Operations entered into a  $450 million syndicated revolving loan facility with an option to increase the Facility to  $550 million within six months from signing date. The option to increase the Facility to  $550 million was not exercised. The purpose of the facilities was to refinance existing facilities, for general corporate purposes and working capital.

This facility was unutilized at December 31, 2010. The final maturity of this facility is September 30, 2013.

The facility bears interest at LIBOR plus a margin of 1.75% per annum. Where the utilization under the Facility are equal to or greater than 50%, a utilisation fee of 0.25% per annum will be payable on the amount of utilizations. Such utilisation fee is payable quarterly in arrears. The borrowers are required to pay a quarterly commitment fee of 0.70% per annum.

R3.0 billion long-term revolving credit facilities: GFIMSA and GF Operations, or the Borrowers, entered into three separate revolving credit facilities totalling R3.0 billion with tenors between three and five years. The facilities will be utilised for capital expenditure, general corporate and working capital requirements and the refinancing of existing debt. These facilities were untilised at year-end.

These facilities bear interest at JIBAR plus a margin of between 2.85% and 3.00% per annum. The Borrowers are required to pay a commitment fee of between 0.75% and 0.90% per annum on the undrawn and un-cancelled amounts of the facility, calculated and payable either quarterly or semi-annually in arrears. In summary the facilities are:

—a R1.0 billion ( $148.1 million) revolving credit facility maturing December 17, 2012;

—a R500 million ( $74.1 million ) revolving credit facility maturing March 10, 2013; and

—a R1.5 billion ( $222.2 million) revolving credit facility maturing June 10, 2014.

Borrowings under these facilities are guaranteed by Gold Fields, GF Holdings, GF Operations, Orogen and GFIMSA.

(k) Debt maturity ladder

The combined aggregate maturities of short and long-term loans for each of the next five years at December 31, 2010 is tabulated below:

Maturity
1	261.7
2	40.0
3	40.0
4	40.0
Thereafter	1,016.6

1,398.3

At December 31, 2010, the Group was in compliance with its debt covenants.

PROVISION FOR ENVIRONMENTAL REHABILITATION	6 Months Ended
Dec. 31, 2010
PROVISION FOR ENVIRONMENTAL REHABILITATION

14.    PROVISION FOR ENVIRONMENTAL REHABILITATION

The Group has made, and expects to make in the future, expenditures to comply with environmental laws and regulations, but cannot predict the full amount of such future expenditures. Estimated future reclamation costs are based principally on legal and regulatory requirements. The following is a reconciliation of the total liability for environmental rehabilitation:

	December 31, 2010	June 30, 2010
Asset retirement obligations
Balance at July 1	275.7	236.9
Addition to liabilities	12.3	11.9
Liabilities settled	(2.1)	(4.3)
Accretion of liability	10.9	19.3
Foreign currency translation adjustment	27.6	11.9

Balance at close	324.4	275.7

The Group intends to finance the ultimate rehabilitation costs of the South African operations from the monies invested with the environmental trust fund, ongoing contributions, as well as the proceeds of the sale of assets and gold from plant clean-up at the time of mine closure.

PROVISION FOR POST-RETIREMENT HEALTH CARE COSTS	6 Months Ended
Dec. 31, 2010
PROVISION FOR POST-RETIREMENT HEALTH CARE COSTS

15.    PROVISION FOR POST-RETIREMENT HEALTH CARE COSTS

	December 31, 2010	June 30, 2010
Gold Fields Group (excluding South Deep) accrued post-retirement health care costs (a)	2.6	2.6
South Deep accrued post-retirement health care costs (b)	0.1	0.2
Gold Fields Group accrued post-retirement health care costs	2.7	2.8

The Group is exposed to obligations for post-retirement health care costs under two separate schemes, the Gold Fields Group (excluding South Deep) health care scheme and the South Deep health care scheme.

(a) Gold Fields Group (excluding South Deep) accrued post-retirement health care costs

The Group has certain liabilities to subsidize the contributions payable by certain pensioners and dependants of ex-employees on a pay-as-you-go basis. The Group’s contributions to these schemes on behalf of current and retired employees amounted to  $0.5 million for the six month period to December 31, 2010 (Six months to December 31, 2009:  $0.2 million and for fiscal year ended June 30, 2010:  $0.2 million). The obligation has been actuarially valued at December 31, 2010 and the outstanding contributions will be funded over the lifetime of these pensioners and dependants.

The following table sets forth the funded status and amounts recognized by the Group (excluding South Deep) for post-retirement health care costs:

	December 31, 2010	June 30, 2010
Actuarial present value	2.6	2.6
Plan assets at fair value	—	—

Accumulated benefit obligation in excess of plan assets	2.6	2.6
Prior service costs	—	—
Unrecognized net (gain)/loss	—	—

Post-retirement health care liability	2.6	2.6

	December 31, 2010	June 30, 2010
The following is a reconciliation of the benefit obligation:
Balance at beginning of year	2.6	11.0
Service costs	(0.1)	0.9
Contributions paid	(0.5)	(0.2)
Release of cross subsidization liability	0.0	(9.7)
Foreign currency translation adjustment	0.6	0.6

Balance at end of year	2.6	2.6

The obligation has been valued using the projected unit credit funding method on past service liabilities. The valuation assumes a health care cost inflation rate of 8.0% per annum (June 30, 2010: 8.0%) and a discount rate of 8.75% per annum (June 30, 2010: 9.0%).

	December 31, 2010	June 30, 2010
The net periodic benefit cost is explained as follows:
Service costs	(0.1)	0.9

Net periodic benefit cost	(0.1)	0.9

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point increase in assumed health care cost trend rates would have increased the aggregate of service and interest cost for the six months ended December 31, 2010 by  $0.01 million (fiscal year ended June 30, 2010:  $0.1 million). The effect of this change on the accumulated post-retirement health care benefit obligation at December 31, 2010 would be an increase of  $0.3 million (June 30, 2010:  $0.2 million). A one percentage point decrease in assumed health care cost trend rates would have decreased the aggregate of service and interest cost for the six months ended December 31, 2010 by  $0.01 million (fiscal year ended June 30, 2010:  $0.01 million). The effect of this change on the accumulated post-retirement health care benefit obligation at December 31, 2010 would be a decrease of  $0.2 million (June 30, 2010:  $0.2 million).

(b) South Deep accrued post-retirement health care costs

As part of the acquisition of South Deep, the post-retirement health care cost liability was assumed. The Group has certain liabilities to provide fixed monthly post-retirement medical benefits to certain pensioners and dependents of ex-employees. The Group’s contributions to these schemes on behalf of current and retired employees amounted to  $0.1 million in six month period ended December 31, 2010 (six months ended December 31, 2009:  $0.1 million and fiscal year ended June 30, 2010:  $0.1 million). The obligation was actuarially valued at December 31, 2010 and the outstanding contributions will be funded until December 31, 2011.

The following table sets forth the funded status and amounts recognized by the Group for post-retirement health care costs:

	December 31, 2010	June 30, 2010
Actuarial present value	0.1	0.2
Plan assets at fair value	—	—
Accumulated benefit obligation in excess of plan assets	0.1	0.2
Prior service costs	—	—
Unrecognized net (gain)/loss	—	—

Post-retirement health care liability	0.1	0.2

The following is a reconciliation of the benefit obligation:
Balance at beginning of year	0.2	0.4
Service costs	—	—
Contributions paid	(0.1)	(0.1)
Release of cross subsidization liability	—	(0.2)
Foreign currency translation adjustment	—	0.1

Balance at end of year	0.1	0.2

The obligation has been valued using the projected unit credit funding method on past service liabilities. The valuation assumes a health care cost inflation rate of 8.0% per annum (June 30, 2010: 8.0%) and a discount rate of 8.75% per annum (June 30, 2010: 9.0%).

	December 31, 2010	June 30, 2010
The net periodic benefit cost is explained as follows:
Service costs	—	—

Net periodic benefit cost	—	—

An increase or decrease in assumed health care trend rates would not have affected the interest cost for six months ended December 31, 2010 and 2009. A change in the medical inflation assumption does not affect the employer liability as the subsidy does not escalate. The monthly contributions will remain constant.

EMPLOYEE BENEFIT PLANS	6 Months Ended
Dec. 31, 2010
EMPLOYEE BENEFIT PLANS

16.    EMPLOYEE BENEFIT PLANS

Retirement benefits

Contributions to the various retirement schemes are fully expensed during the year in which they are funded. The cost of providing retirement benefits for the Company’s defined contribution plans for the six months ended December 31, 2010 amounted to  $43.0 million (Fiscal year ended June 30, 2009:  $76.0 million).

Share option schemes

The Company currently maintains the Gold Fields Limited 2005 Share Plan and the Gold Fields Limited 2005 Non-Executive Share Plan. The Company also maintains prior stock plans (the GF Management Incentive Scheme and the GF Non-Executive Director Share Plan), but no longer grants awards under these plans. The details of these Plans are discussed below.

The Gold Fields Limited 2005 Share Plan: At Gold Fields’ annual general meeting held on November 17, 2005, the shareholders approved The Gold Fields Limited 2005 Share Plan, or The 2005 Plan, under which employees, including executive directors, will be compensated going forward.

The 2005 Plan provides for two types of awards: performance vesting restricted shares, or PVRS, and performance allocated share appreciation rights, or SARS. The PVRS will only be released to participants and the SARS will vest three years after the date of the award and/or allocation of such shares. However, in respect of the PVRS, Company performance criteria need to be met in respect of awards to executives. The size of the initial allocation of SARS and PVRS is dependent on the performance of the participant at the time of allocation. The allocations under The 2005 Plan are usually made annually in March. A special allocation was made in June 2008 as a direct response to the need to retain critical skills.

Details of the PVRS and SARS granted under this Plan are as follows:

	Number of PVRS	Number of SARS	Average price
			Rand	$
Outstanding at June 30, 2008	5,396,887	3,837,937	112.73	14.09
Granted during the year	2,616,171	1,311,271	108.90	12.09
Exercised and released	(73,954)	—	—	—
Forfeited	(880,240)	(539,582)	121.07	13.44
Conditions for vesting not met	(226,900)	—	—	—

Outstanding at June 30, 2009	6,831,964	4,609,626	111.50	13.83
Granted during the year	3,177,552	1,564,217	90.84	11.98
Exercised and released	(341,309)	—	—	—
Forfeited	(619,793)	(513,571)	109.40	14.43
Conditions for vesting not met	(609,751)	—	—	—

Outstanding at June 30, 2010	8,438,663	5,660,272	106.00	14.00
Granted during the period	381,115	307,070	103.66	14.52
Exercised and released	(355,779)	(13,329)	103.07	14.44
Forfeited	(753,918)	(683,416)	104.01	14.57
Conditions for vesting not met	(60,000)	—	—	—

Outstanding at December 31, 2010	7,650,081	5,270,597	105.53	15.63

In terms of the 2005 Plan rules, PVRS are granted for no consideration, vest after three years from grant date and do not expire. The PVRS due to vest in fiscal year ended June 30, 2009 did not meet the vesting conditions. None of the PVRS granted during the six months ended December 31, 2010 and 2009 were exercisable on December 31, 2010.

At the time the 2005 Plan was first implemented, the release of PVRS was subject to, among other things, the Group’s relative performance on the Philadelphia XAU Index (“XAU Index”). In fiscal year ended June 30, 2008, it became evident that the XAU Index was not representative of Gold Fields’ peer competitors, as some of the companies in the XAU Index are not pure gold mining companies. Furthermore, since the selection of the XAU Index as a benchmark, a number of relatively small gold producers have been included in the XAU Index and again these cannot be regarded as representative of Gold Fields’ peer competitors. Accordingly instead of using the XAU Index, Gold Fields’ performance is therefore measured against only five gold mining companies whom it believes can be regarded as its peer competitors.

The incremental fair value resulting from the modification amounted to  $17.1 million which is being expensed over the remaining vesting period of the restricted shares.

In terms of the 2005 Plan rules, SARS currently expire no later than six years from the grant date and vest three years after grant date. 1,035,193 SARS granted during the six months ended December 31, 2010 and 2009 were exercisable on December 31, 2010. The average exercise price for SARS outstanding at December 31, 2010 was R124.59 ( $17.45).

The following tables summarize information relating to the options outstanding at December 31, 2010.

	Outstanding options
	Price range		Number of options	Contractual life (in years)	Weighted average exercise price
	Rand	$			Rand	$
Range of prices	60.00 – 84.99	8.89 – 12.59	11,675	3.85	69.91	10.36
	85.00 – 109.99	12.60 – 16.29	4,184,739	3.09	100.83	14.94
	110.00 – 134.99	16.30 – 20.00	1,074,183	1.94	124.37	18.43

Total			5,270,597	2.86	105.55	15.64

The PVRS have not been included in the table above as they do not have an expiry date and are granted for no consideration.

GF Management Incentive Scheme: Prior to approval of The 2005 Plan, share options were available to executive officers and other employees, as determined by the Board of Directors under The GF Management Incentive Scheme. Options to purchase a total of 1,352,633 ordinary shares were outstanding under The GF Management Incentive Scheme as of September 30, 2010, of which options to purchase 207,434 ordinary shares at a weighted average price of Rand 91.51 were held by the executive directors of Gold Fields. The exercise prices of all outstanding options range between Rand 46.23 and Rand 154.65 per ordinary share and they expire between October 25, 2009 and March 3, 2014. The exercise price of each ordinary share which is the subject of an option is the weighted average price of the ordinary shares on the JSE on the day immediately preceding the date on which the Board of Directors resolved to grant the option.

Each option may normally only be exercised by a participant on the following bases: (1) after two years have elapsed from the date on which the option was accepted by the participant, in respect of not more than one-third of the ordinary shares which are the subject of that option; (2) after three years have elapsed from the date on which the option was accepted by the participant, in respect of not more than a further one-third (representing two-thirds cumulatively) of the ordinary shares which are the subject of that option; and (3) after four years have elapsed from the date on which the option was accepted by the participant, in respect of all the ordinary shares which are the subject of that option, subject to revision by the Board of Directors. For so long as a person continues to work for Gold Fields, options lapse seven years after the date of acceptance of the option by the participant. Options vest as soon as they are exercisable, and employees who leave Gold Fields have one year following their departure to exercise options which have vested. Options which are not yet exercisable are forfeited upon leaving employment, subject to exceptions relating to changes in control of Gold Fields and no fault termination of service as part of organizational restructuring.

The share option scheme may be amended from time to time by the Board of Directors and the trustees of the scheme in any respect (except in relation to amendments affecting: (1) the eligibility of participants under the scheme; (2) the formula for calculating the total number of ordinary shares which may be issued under the scheme; (3) the maximum number of options which may be acquired by any participant; (4) the option price formula; and (5) the voting, dividend and transfer rights attaching to options, which may only be amended through approval in a general meeting), provided that no such amendment shall operate to affect the vested rights of any participant.

The first allocations were made under The 2005 Plan in March 2006 and no further allocations will be made under The GF Management Incentive Scheme from that date. A total of 5% of the Company’s issued ordinary share capital, being 36,039,844 shares as of December 31, 2010, is reserved for issuance under all the prevailing share schemes described above. This percentage may only be amended with the approval of shareholders in general meeting and the JSE.

At the annual general meeting held on October 31, 2001, the shareholders approved an increase in the maximum number of shares to 5% of the Company’s issued ordinary shares as at June 30, 2001, being 22,791,830 shares. For the convenience of the reader, the Rand amounts have been converted to U.S. dollars at the balance sheet rates for the respective fiscal years.

Details of the options granted under the GF Management Incentive Scheme are as follows:

	Number of Options	Average option price
		Rand	$
Outstanding at July 1, 2008	4,212,219	78.38	9.80
Granted during the year	—	—	—
Exercised and released	(1,367,882)	69.69	7.73
Forfeited	(539,916)	105.39	11.70

Outstanding at July 1, 2009	2,304,421	77.20	9.58
Granted during the year	—	—	—
Exercised and released	(778,172)	74.62	9.84
Forfeited	(173,616)	97.01	12.80

Outstanding at July 1, 2010	1,352,633	76.15	10.06
Granted during the period	—	—	—
Exercised and released	(348,430)	75.40	10.56
Forfeited	(27,670)	96.06	13.45

Outstanding at January 1, 2011	976,533	75.85	11.24

In terms of the GF Management Incentive Scheme rules, options currently expire no later than seven years from the grant date and vest as follows: upon the second anniversary of the grant date, a third of the total option grant vests, and then annually upon future anniversaries of the grant date, a further third of the total option grant vests. Proceeds received by the Company from the exercise of options are credited to common stock and additional paid-in capital. All of the outstanding options under this Scheme have vested and are therefore exercisable. The range of exercise prices for options outstanding at December 31, 2010 was R46.23 to R154.65. The range of exercise prices for options is wide primarily due to the fluctuation of the price of the Company’s stock over the period of the grants.

No further allocations are being made under the GF Management Incentive Scheme in view of the Gold Fields Limited 2005 Share Plan. However, during the six months ended December 31, 2010 and 2009 some share option expiry dates were extended to enable participants who were disadvantaged due to closed periods to be placed in an equitable position. The incremental fair value of the modification was accounted for in each respective periods.

The following directors were affected by the modification:

	Six Months Ended December 31,
	2010			2009
	Number of options	Weighted average price (Rand)	Contractual life extended by (years)	Number of options	Weighted average price (Rand)	Contractual life extended by (years)
Executive directors
Nicholas J. Holland	191,500	75.44	0.80	13,334	46.23	0.87
Paul Schmidt	15,934	74.75	0.64	—	—	—
Non-Executive directors
Kofi Ansah	6,700	68.59	0.50	—	—	—
Rupert L. Pennant-Rea	20,000	78.49	0.50	5,000	110.03	0.71
Chris I. Von Christierson	10,000	88.38	0.50	10,000	110.03	0.71
Alan J. Wright	—	—	—	10,000	110.03	0.71

	Fiscal Years Ended June 30,
	2010			2009
	Number of options	Weighted average price (Rand)	Contractual life extended by (years)	Number of options	Weighted average price (Rand)	Contractual life extended by (years)
Executive directors
Nicholas J. Holland	13,334	46.23	0.87	172,499	76.59	0.38
Terence P. Goodlace	—	—	—	3,167	154.65	0.01
Non-Executive directors
Kofi Ansah	—	—	—	6,700	68.59	0.39
Rupert L. Pennant-Rea	5,000	110.03	0.71	25,000	84.79	0.39
Chris I. Von Christierson	10,000	110.03	0.71	20,000	99.21	0.39
Alan J. Wright	10,000	110.03	0.71	55,000	68.41	0.39

Share option scheme

The following tables summarize information relating to the options outstanding at December 31, 2010:

			Outstanding options
			Number of options	Contractual life (in years)	Weighted average exercise price
	Rand	$			Rand	$
Range of prices	35.00 – 59.99	5.19 – 8.89	59,866	0.73	46.23	6.85
	60.00 – 84.99	8.90 – 12.59	743,298	0.93	70.88	10.50
	85.00 – 109.99	12.60 – 16.29	106,269	0.50	92.65	13.73
	110.00 – 134.99	16.30 – 20.00	39,600	1.01	119.62	17.72
	135.00 – 159.99	20.01 – 23.70	27,500	0.52	146.71	21.73

Total			976,533	0.86	75.85	11.24

	Exercisable options
	Price range		Number of options	Weighted average exercise price
	Rand	$		Rand	$
Range of prices	35.00 – 59.99	5.19 – 8.89	59,866	46.23	6.85
	60.00 – 84.99	8.90 – 12.59	743, 298	70.88	10.50
	85.00 – 109.99	12.60 – 16.29	106,269	92.65	13.73
	110.00 – 134.99	16.30 – 20.00	39,600	119.62	17.72
	135.00 – 159.99	20.01 – 23.70	27,500	146.71	21.73

Total			976,533	75.85	11.24

These options will expire if not exercised at specific dates ranging from January 1, 2011 to March 3, 2014. Market prices of shares for which options were exercised during the six months ended December 31, 2010 and 2009 ranged from R46.23 to R111.66.

The Gold Fields Limited 2005 Non-Executive Director Share Plan: At Gold Fields’ annual general meeting held on November 17, 2005, the shareholders approved The Gold Fields Limited 2005 Non-Executive Share Plan, or The 2005 Non-Executive Plan. Participants in The 2005 Non-Executive Plan will be non-executive directors of Gold Fields who are not members of the Non-Executive Directors Remuneration Committee, which is a committee comprising the Chief Executive Officer and two representatives of shareholders of Gold Fields nominated by the Chief Executive Officer under The GF Non-Executive Director Share Plan. The Plan provides for the release of restricted shares awarded to the non-executive directors three years after the date of the award, provided that the non-executive director is not removed, disqualified or forced to resign from the Board of Directors during that period. No consideration is payable for the grant of an award of restricted shares. Awards in respect of 47,300 shares were authorized at Gold Fields’ annual general meeting on November 4, 2009.

Details of the restricted shares granted under this Plan are as follows:

No of restricted shares
Outstanding at June 30, 2008	80,600
Granted during the year	52,600
Exercised and released	(33,000)
Forfeited	—

Outstanding at June 30, 2009	100,200
Granted during the year	47,300
Exercised and released	(11,622)
Forfeited	—

Outstanding at June 30, 2010	135,878
Granted during the period	—
Exercised and released	(37,000)
Forfeited	—

Outstanding at December 31, 2010	98,878

The restricted shares have not been split per range as they do not have an expiry date and are granted for no consideration. In addition, none of the vested instruments were exercisable at December 31, 2010.

During fiscal 2008, the terms of the restricted shares granted to non-executive directors were modified in the same way as the PVRS granted under the Gold Fields Limited 2005 Share Plan. The incremental fair value resulting from the modification amounted to  $0.5 million and is being expensed over the remaining life of the options.

The GF Non-Executive Director Share Plan: Prior to the approval of The 2005 Non-Executive Plan, share options were available to non-executive directors selected by the Non-Executive Directors Remuneration Committee. No member of the Non-Executive Directors Remuneration Committee could be a participant in The GF Non-Executive Director Share Plan. The GF Non-Executive Director Share Plan was adopted at the annual general meeting of shareholders on October 31, 2001. The exercise price of each ordinary share which is the subject of an option is the weighted average price of the ordinary shares on the JSE on the day immediately preceding the date on which the Non-Executive Directors Remuneration Committee resolves to grant the option.

Under The GF Non-Executive Director Share Plan, all options granted may only be exercised no less than 12 months and no more than five years after the date on which the option was accepted by the participant.

If an option holder ceases to hold office for any reason, he will be entitled within 30 days to exercise share options which he was entitled to exercise immediately prior to his ceasing to hold office, failing which the options shall automatically lapse. The share option plan may be amended from time to time by the Non-Executive Directors Remuneration Committee in any respect, except in relation to: (1) the eligibility of participants under the plan; (2) the formula for calculating the total number of ordinary shares which may be acquired pursuant to the plan; (3) the maximum number of options which may be acquired by any participant; (4) the price payable by participants; and (5) the voting, dividend and transfer rights attaching to options, which may only be amended through approval by the shareholders in a general meeting and by the JSE.

The exercise prices of all outstanding options granted under this plan range between Rand 68.59 and Rand 88.38 per ordinary share, and they expire between February 15, 2011 and August 13, 2011.

Following the approval of The 2005 Non-Executive Plan at the Annual General Meeting held on November 17, 2005 and the approval of the first allocations under that Plan at that meeting, no further allocations will be made under The GF Non-Executive Director Share Plan.

The following tables summarize information relating to the options outstanding at December 31, 2010. For the convenience of the reader, the Rand amounts have been converted to U.S. dollars at the balance sheet rates for the respective fiscal years.

Details of the Plan are as follows:

	Number of Options	Average option price
		Rand	$
Outstanding as of June 30, 2008	146,700	83.81	10.48
Granted during the year	—	—	—
Exercised and released	(25,000)	43.70	4.85
Forfeited	(40,000)	99.21	11.01

Outstanding as of June 30, 2009	81,700	88.54	10.99
Granted during the year	—	—	—
Exercised and released	—	—	—
Forfeited	—	—	—

Outstanding as of June 30, 2010	81,700	88.54	11.70
Granted during the period	—	—	—
Exercised and released	(20,000)	78.49	10.99
Forfeited	(25,000)	110.03	15.41

Outstanding as of December 31, 2010	36,700	79.37	11.76

The following tables summarize information relating to options outstanding under the GF Non-Executive Director Share Plan as of December 31, 2010:

			Outstanding options
				Weighted average
	Rand	$	Number of options	Contractual life years	Exercise price
					Rand	$
Range of prices	60.00 – 84.99	8.89 – 12.59	16,700	1.14	68.59	10.16
	85.00 – 109.99	12.60 – 16.29	20,000	0.37	88.38	13.09

			36,700	0.72	79.37	11.76

			Exercisable options
				Weighted average
	Rand	US $	Number of options	Contractual life years	Exercise price
					Rand	$
Range of prices	60.00 – 84.99	8.89 – 12.59	16,700	1.14	68.59	10.16
	85.00 – 109.99	12.60 – 16.29	20,000	0.37	88.38	13.09

			36,700	0.72	79.37	11.76

These options will expire if not exercised at specific dates ranging from February 15, 2011 to August 13, 2011. Market prices of shares for which options were exercised during the six months ended December 31, 2010 and 2009 ranged from R68.59 to R88.38.

The compensation cost related to awards not yet recognized under all four schemes amounts to  $91.4 million and is to be spread over three years.

The Group uses the Black Scholes Model to value the SARS. The inputs to the model for awards granted during the period were as follows:

	Six Months Ended December 31,		Fiscal Years Ended June 30,
	2010	2009	2010	2009
Weighted average exercise price—Rand	93.89	102.44	90.84	108.90
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	50.2%	52.6%	52.0%	51.7%
Expected term (years)	3.0 – 4.2	3.0 – 4.2	3.0 – 4.2	3.0 – 4.2
Long-term expected dividend yield	1.00%	0.96%	1.00%	1.80%
Weighted average risk free interest rate	6.90%	7.39%	7.90%	6.90%
Weighted average fair value—Rand	55.06	52.72	43.82	45.90

The Group uses the Monte-Carlo Simulation to value the PVRS. The inputs to the model for awards granted during the year were as follows:

	Six Months Ended December 31,		Fiscal Years Ended June 30,
	2010	2009	2010	2009
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	50.1%	64.3%	50.4%	67.8%
Expected term (years)	3.0	3.0	3.0	3.0
Historical dividend yield	1.90%	1.21%	1.40%	2.30%
Weighted average risk free interest rate (based on US interest rate)	0.20%	0.22%	0.20%	0.60%
Weighted average fair value—Rand	191.38	204.15	155.78	209.40

(c) South African Equity Empowerment Transactions

The South African Mining Charter requires mining entities to achieve a 26% ownership of South African mining assets by historically disadvantaged South Africans, or HDSA, by the year 2014.

In fiscal year ended June 30, 2004, Gold Fields implemented its first 15% Black Economic Empowerment, or BEE, transaction with Mvelaphanda, a BEE partner. During the six months ended December 31, 2010. Gold Fields implemented three empowerment transactions which are aimed at complying with the 2014 BEE equity ownership targets.

The value of these transactions was  $297.6 million (2009:  $0 million) and were comprised of an employee share option plan, or ESOP, for 10.75% of GFIMSA; a broad-based BEE transaction for 10.0% of South Deep, and a broad-based BEE transaction for 1% of GFIMSA, excluding South Deep. For accounting purposes, these transactions qualify as share-based compensation costs.

The  $297.6 million was comprised of  $171.9 million for the ESOP,  $10.2 million for the GFIMSA transaction and  $115.5 million for the South Deep transaction.

Under the ESOP transaction, 13.5 million shares were issued to approximately 47,000 Gold Fields employees. These shares were valued on the grant date using the Gold Fields closing share price of R122.79 on December 22, 2010, adjusted by a marketability discount of 25.8% to reflect the value of the restrictions placed on these shares; that the eligible employees may not dispose of the shares until after 15 years from grant gate. The cost of this once-off share-based compensation was  $171.9 million.

Under the GFIMSA transaction, 0.6 million shares were issued to broad-based BEE partners on December 23, 2010. The share-based compensation cost, based on the closing price of R118.51, was  $10.2 million. These shares were not adjusted by a marketability discount because they had no trading restrictions.

The South Deep transaction amounted to  $115.5 million and was made up of a preferred BEE dividend of  $21.2 million and an equity component equivalent to  $94.3 million. Under the South Deep transaction, a wholly-owned subsidiary company of Gold Fields was created to acquire 100% of the South Deep asset from GFIMSA. The new company then issued 10 million Class B ordinary shares representing 10.0% of South Deep’s net worth to a consortium of BEE partners. Class B ordinary shareholders are entitled to a dividend of R2 per share until conversion to Class A ordinary shares. The Class B ordinary shares will convert one-third after ten years and a third thereafter on each fifth year anniversary. For accounting purposes, the dividend represents a liability of Gold Fields to the Class B ordinary shareholders and qualifies as a share-based compensation. It has been valued at  $21.2 million, of which  $2.7 million has been classified as a short-term portion under accounts payable. The Rand based effective interest rate used to discount the future dividend payments was 9.55%.

The disposal of 10% of South Deep was subject to valuation adjustments relating to minority, liquidity and marketability discounts which resulted in an overall once-off share-based compensation expense of  $94.3 million.

All but the dividend share-based compensation have been included within additional paid-in capital within shareholders’ equity. The long-term dividend liability component of the share-based compensation has been shown as other long-term liabilities.

DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE AND CREDIT RISK OF FINANCIAL INSTRUMENTS	6 Months Ended
Dec. 31, 2010
DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE AND CREDIT RISK OF FINANCIAL INSTRUMENTS

17.    DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE AND CREDIT RISK OF FINANCIAL INSTRUMENTS

Risk management activities

In the normal course of its operations, the Group is exposed to commodity price, currency, interest rate, liquidity and credit risk. In order to manage these risks, the Group has developed a comprehensive risk management process to facilitate control and monitoring of these risks.

Concentration of credit risk

The Group’s financial instruments do not represent a concentration of credit risk as the Group deals with a number of major banks. Accounts receivable are regularly monitored and assessed and where necessary an adequate level of provision is maintained.

A formal process of allocating counterparty exposure and prudential limits is approved by the audit committee and is applied under the supervision of the Group’s executive committee. Facilities requiring margin payments are not engaged.

Foreign currency and commodity price risk

In the normal course of business, the Group enters into transactions for the sale of its gold, denominated in US Dollars. In addition, the Group has assets and liabilities in a number of different currencies (primarily US Dollars and Australian Dollars). As a result, the Group is subject to transaction and translation exposure from fluctuations in foreign currency exchange rates.

As at December 31, 2010 and June 30, 2010, Gold Fields did not hold any derivative instruments to protect its exposure to adverse movements in copper commodity prices.

Under the long-established structure of sales agreements prevalent in the industry, substantially all of Gold Fields’ copper concentrate sales are provisionally priced at the time of shipment. The provisional prices are finalized in a contractually specified future period (generally one to three months) primarily based on quoted LME prices. Sales subject to final pricing are generally settled in a subsequent month. Because a significant portion of Gold Fields’ copper concentrate sales in a period usually remain subject to final pricing, the forward price is a major determinant of recorded revenues and the average recorded copper price for the period.

LME copper prices averaged  $7,828 per ton during the six months ended December 31, 2010 (Fiscal year ended June 30, 2010:  $6,651 per ton), compared with the Company’s recorded average provisional price of  $7,182 per ton. The applicable forward copper price at December 31, 2010 was  $8,989 per ton. During the six months ended December 31, 2010, increasing copper prices resulted in a provisional pricing mark-to-market gain of  $14 million (included in revenue). At December 31, 2010, the Company had copper sales of 13,380 tons priced at an average of  $8,233 per ton, subject to final pricing in the first quarter of calendar 2011.

Interest rate and liquidity risk

Fluctuations in interest rates impact on the value of investments and financing activities, giving rise to interest rate risk. The Group does not currently hedge its exposure to interest rate risk.

In the ordinary course of business, the Group receives cash proceeds from its operations and is required to fund working capital and capital expenditure requirements. The cash is managed to ensure surplus funds are invested to maximize returns while ensuring that capital is safeguarded to the maximum extent possible by investing only with top financial institutions.

Substantial contractual arrangements for uncommitted borrowing facilities are maintained with several banking counterparties to meet the Group’s normal contingency funding requirements.

Fair value

The fair value of a financial instrument is defined as the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The carrying amounts of receivables, accounts payable and cash and cash equivalents are a reasonable estimate of their fair values due to the short-term maturity of such instruments. The investments in the environmental trust fund approximate fair value, as the monies are invested in short-term maturity investments. The listed investments are carried at market value. Long-term loans, approximate fair value as they are subject to market based floating rates.

The estimated fair values of the Group’s financial instruments are:

	December 31, 2010		June 30, 2010
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash and cash equivalents	809.5	809.5	500.7	500.7
Receivables	411.4	411.4	305.4	305.4
Non-current investments	344.3	344.3	254.3	254.3
Financial liabilities
Long-term loans	1,136.6	1,107.5	430.0	430.0
Accounts payable and provisions	670.6	670.6	551.9	551.9
Interest payable	4.1	4.1	4.5	4.5
Current portion of long-term loans	261.7	261.2	691.1	691.1
Other non-current liabilities	19.7	19.7	—	—

Fair value accounting establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

•	Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•	Level 2 Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability;

•	Level 3 Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following table sets forth our financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by ASC fair value guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair value at December 31, 2010
	Total $ m	Level 1 $ m	Level 2 $ m	Level 3 $ m
Assets:
Cash equivalents	224.3	224.3	—	—
Listed investments	124.4	124.4	—	—
Investments held by environmental trust funds	168.5	120.0	48.5	—
Unlisted investments	1.7	—	—	1.7
Trade receivable from provisional copper concentrate sales, net	83.2	—	83.2	—

	602.1	468.7	131.7	1.7

	Fair value at June 30, 2010
	Total $ m	Level 1 $ m	Level 2 $ m	Level 3 $ m
Assets:
Cash equivalents	41.5	41.5	—	—
Listed investments	76.8	76.8	—	—
Investments held by environmental trust funds	133.8	80.3	53.5	—
Unlisted investments	1.3	—	—	1.3
Trade receivable from provisional copper concentrate sales, net	45.7	—	45.7	—

	299.1	198.6	99.2	1.3

The Group’s cash equivalent instruments are classified within level 1 of the fair value hierarchy because they are valued using quoted market prices. The cash instruments that are valued based on quoted market prices in active markets are primarily money market securities.

The Group’s listed investments comprise equity investments in listed entities and are therefore valued using quoted market prices in active markets and classified within level 1 of the fair value hierarchy. The fair value of the listed investments is the product of the quoted market price and the number of shares held.

The Group investments held in environmental funds primarily comprise interest bearing short-term investments which are valued using quoted market prices.

The Group’s net trade receivable from provisional copper and gold concentrate sales is valued using quoted market prices based on the forward London Metal Exchange and classified within level 2 of the fair value hierarchy.

The Group’s financial instruments are valued using pricing models and classified within level 2 of the fair value hierarchy. Where possible, the values produced by the valuation models are verified to market prices. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility and correlations of such inputs.

The table below sets forth a summary of changes in the fair value of our Level 3 financial assets.

	December 31, 2010	June 30, 2010
Balance at the beginning of the period	1.3	0.8
Additions	—	0.9
Settlements	(0.8)	(0.7)
Impairments	—	(0.5)
Unrealised gain	1.2	0.8

Balance at the end of the period	1.7	1.3

Unrealized gain of  $1.2 million for the six month ended December 31, 2010 was included in Accumulated other comprehensive loss. As of December 31, 2010, the assets classified within Level 3 of the fair value hierarchy represent less than 1.00% of the total assets and liabilities measured at fair value, respectively.

Derivative contracts as at December 31, 2010

Foreign currency contracts

There were no material outstanding foreign currency contracts at December 31, 2010.

Copper commodity contracts

There were no outstanding copper commodity contracts at December 31, 2010.

Derivative contracts as at June 30, 2010

Foreign currency contracts

There were no material outstanding foreign currency contracts at June 30, 2010.

Copper commodity contracts

There were no outstanding copper commodity contracts at June 30, 2010.

ADDITIONAL CASH FLOW INFORMATION	6 Months Ended
Dec. 31, 2010
ADDITIONAL CASH FLOW INFORMATION

18.    ADDITIONAL CASH FLOW INFORMATION

(a)	Supplemental cash flow disclosures

The income and mining taxes paid in the statement of cash flow represents actual cash paid.

The following amounts of interest paid were included in net cash provided by operating activities:

	Six Months Ended December 31,		Fiscal Year Ended June 30,
	2010	(Unaudited) 2009	2010	2009

Interest paid before capitalization	36.4	33.7	71.7	137.5

(b)	Non cash-items

Excluded from the statements of cash flows are the following:

i) For the period ended December 31, 2010

The  $28.8 million gain on mark-to-market of listed investments.

i) For the period ended December 31, 2009

The  $18.4 million loss on mark-to-market of listed investments.

ii) For the fiscal year ended June 30, 2010

The  $24.9 million gain on mark-to-market of listed investments.

ii) For the fiscal year ended June 30, 2009

The  $122.4 million loss on mark-to-market of listed investments.

COMMITMENTS	6 Months Ended
Dec. 31, 2010
COMMITMENTS

19.    COMMITMENTS

	December 31, 2010	June 30, 2010
Capital expenditure
—authorized
South Africa—Driefontein	143.9	143.5
South Africa—Kloof	231.3	198.9
South Africa—Beatrix	96.8	87.2
South Africa—South Deep(1)	573.4	568.9
Ghana—Tarkwa	67.7	148.9
Ghana—Damang	53.1	7.5
Peru—Cerro Corona	44.0	29.4
Australia—St Ives	22.3	58.1
Australia—Agnew	59.0	10.2
Other	0.1	0.2

	1,291.6	1,252.8

(1)	The capital expenditure for the South Deep capital development project is estimated at $1.1 billion (R8.4 billion) for the five year period 2010-2014. During six months ended December 31, 2010, $140.5 million (R1.0 billion) was spent. Of the balance of $0.9 billion (R5.8 billion), $0.6 billion (R3.9 billion) has been authorised and is included in the above.

The above capital expenditure amounts are based on management accounts which are prepared based on International Financial Reporting Standards.

—contracted for	167.4	236.9
Other guarantees	2.2	2.6

Guarantees consist of  $1.4 million to the Department of Minerals and Energy in South Africa and  $0.8 million for numerous other obligations. The Group also provides environmental obligation guarantees with respect to its Ghanaian and Australian operations. These guarantees, amounting to  $49.3 million at December 31, 2010, have not been included in the amount of guarantees of  $2.2 million because they are fully provided for under the related asset retirement obligation.

Commitments will be funded from internal cash resources and borrowings as necessary.

CONTINGENT LIABILITIES	6 Months Ended
Dec. 31, 2010
CONTINGENT LIABILITIES

20.    CONTINGENT LIABILITIES

World Gold Council

Gold Fields is a member of the World Gold Council. In terms of the membership agreement, all members are responsible for certain costs, including ongoing costs on a three year rolling basis, winding up costs, if applicable, and various other contingent liabilities. Apportionment of liabilities, should they arise, is done proportionate to the member’s production relative to the total production of all members. To date, no claims have been made on Gold Fields.

Occupational health care services

The Group provides occupational health care services to its employees through its existing facilities at the various operations. There is a risk that the cost of providing such services could increase in the future depending upon changes in the nature of underlying legislation and the profile of employees. This increased cost, should it transpire, is currently indeterminate. The Group is monitoring developments in this regard.

In March 2011, the South African Constitutional Court ruled that legislation which limited employees rights to claim compensation for certain diseases including silicosis was unconstitutional. As a result, the Court found that employees had the right to sue employers for common law damages to the extent that such employees could prove that they had suffered loss as a result of the negligence of the employer and such loss could be quantified. In the circumstances there is potential for claims against Gold Fields and we are currently analysing the situation to quantify the risk.

Randgold and Exploration summons

On August 21, 2008, Gold Fields Operations received a summons from Randgold and Exploration Company Limited, or R&E, and African Strategic Investment (Holdings) Limited. The summons claims that during the period that Gold Fields Operations was under the control of Brett Kebble, Roger Kebble and others, Gold Fields Operations was allegedly part of a scam whereby JCI Limited unlawfully disposed of shares owned by R&E in Randgold Resources Limited, or Resources, and Afrikander Lease Limited, now Uranium One.

Gold Fields Operations’ preliminary assessment was that it had strong defences to these claims and accordingly, Gold Fields Operations’ attorneys were instructed to vigorously defend the claims. Much of the preparatory work is still being undertaken and pleadings have not yet closed.

The claims have been computed in various ways. The highest claims have been computed on the basis of the highest prices of Resources and Uranium One between the dates of the alleged thefts and March 2008 (approximately  $1.8 billion or R12 billion). The alternative claims have been computed on the basis of the actual amounts allegedly received by Gold Fields Operations to fund its operations (approximately  $76.9 million or R519 million).

It should be noted that the claims lie only against Gold Fields Operations, whose only interest is a 50% stake in the South Deep Mine.

LINES OF CREDIT	6 Months Ended
Dec. 31, 2010
LINES OF CREDIT	21. LINES OF CREDIT The Group had unused lines of credit available amounting to $1,685.7 million at December 31, 2010 (June 30, 2010: $1,173.7 million).

RELATED PARTY TRANSACTIONS	6 Months Ended
Dec. 31, 2010
RELATED PARTY TRANSACTIONS

22.    RELATED PARTY TRANSACTIONS

None of the directors or officers of Gold Fields or any associate of such director or officer is currently or has been at any time during the past three fiscal years materially indebted to Gold Fields.

New Africa Mining Fund

John G Hopwood was a trustee of New Africa Mining Fund and Chair of the New Africa Mining Fund Investment Committee until his death on March 19, 2010. Gold Fields has been instrumental in the formation of the New Africa Mining Fund and is a significant investor in the fund. The fund has as its objectives the promotion of black economic empowerment and the transformation of the South African mining industry by facilitating junior mining projects.

As at December 31, 2010, Gold Fields Limited had contributed net  $4.7 million.

Gold Fields previously provided a commitment to fund  $7.4 million in total for an original commitment period of six years. This commitment period expired on February 28, 2009. No new investments are permitted but follow on investments of up to  $8.3 million are allowed, the Gold Fields portion of which is estimated at approximately  $0.7 million. The New Africa Mining Fund has however indicated that it has no intention to make follow-on investments.

Rand Refinery

Rand Refinery, in which the Company holds a 34.9% interest, has an agreement with the Group whereby it refines all the Company’s South African and Ghanaian operations gold production. The Group’s chief executive officer is currently an alternate director of Rand Refinery and has held his directorship since September 30, 2008. Prior to this date, he had been a director since July 10, 2000. The Company paid Rand Refinery  $1.4 million and  $1.2 million in refining fees for the six months ended December 31, 2010 and 2009, respectively. Refer to note 11—Non-current Investments for amounts owing by Rand Refinery to the Company as at December 31, 2010 and June 30, 2010, and the dividends received from Rand Refinery for the six months ended December 31, 2010 and 2009.

On November 21, 2000, GFL Mining Services Limited, or GFLMS, entered into an agreement with Rand Refinery in terms of which GFLMS acts as an agent for Rand Refinery with regard to the sale of a maximum of 50% of Gold Fields’ South African gold production. On June 1, 2004, GFLMS exercised its right, by giving notice to Rand Refinery, to sell all of Gold Fields’ South African gold production with effect from October 1, 2004. Gold Fields Ghana Limited and Abosso Goldfields Limited also have had agreements with Rand Refinery since March 2002 to transport, refine and sell substantially all of the gold production from the Tarkwa and Damang mines.

Peotona Gold

Cheryl A. Corolus, a non-executive director of Gold Fields, is a party in her capacity as founding shareholder of Peotona Gold Holdings (Proprietary) Limited, or PGH, to the agreement described below. Cheryl has a 25% interest in PGH, which in turn has a one-third economic interest and a 51% voting interest in the issued share capital of Peotona Gold (Proprietary) Limited, or Peotona Gold.

Western Areas Prospecting (Proprietary) Limited, (a company 74% owned by Gold Fields Operations Limited, or GFO, and 26% owned by Peotona Gold), or WAP, held four prospecting rights on ground contiguous to the South Deep Mine. On April 21, 2009, Gold Field Operations Limited, or GFO, GFI Joint Venture Holdings (Proprietary) Limited, Peotona Gold (Proprietary) Limited, Western Areas Prospecting (Proprietary) Limited, (a company 74% owned by GFO and 26% owned by Peotona Gold), or WAP, and others entered into an agreement in terms of which WAP relinquished and abandoned a portion of the prospecting area covered by one of the above prospecting rights prospecting rights on ground contiguous to the South Deep mine (commonly known as “Uncle Harry’s Area”) in favor of the South Deep Joint Venture. The agreement was subject to (among other conditions precedent) the conversion of the old order mining right of South Deep to a new order mining right and simultaneously amending the South Deep mining right by extending the area covered by the South Deep mining right to include Uncle Harry’s Ground pursuant to the Mineral and Petroleum Resources Development Act. 28 of 2002. Peotona Gold also granted GFO an option to acquire its 26% shareholding in WAP.

On July 13, 2010, the South African Department of Mineral Resources executed the new-order mining right for the South Deep Gold Mine, including Uncle Harry’s Ground. There are, however, still conditions outstanding relating to the consolidation of the remaining prospecting rights held by WAP.

Gold Fields believes that the above transactions with related parties have been conducted on terms at least as favorable to it as arm’s length terms.

GEOGRAPHICAL AND SEGMENT INFORMATION	6 Months Ended
Dec. 31, 2010
GEOGRAPHICAL AND SEGMENT INFORMATION

23    GEOGRAPHICAL AND SEGMENT INFORMATION

Gold Fields is primarily involved in gold mining, exploration and related activities. Activities are conducted and investments held both inside and outside of South Africa.

The segment results have been prepared and presented based on management’s reporting format. Management prepares its financial records in accordance with International Financial Reporting Standards, or IFRS, and reconciled IFRS information is what the Company’s chief operating decision maker reviews in allocating resources and making investment decisions. The Company’s gold mining operations are managed and internally reported based upon the following geographic areas: in South Africa the Driefontein-Kloof complex, or KDC, (prior to July 1, 2010, Driefontein and Kloof divisions were reported as separate segments), the Beatrix division and the South Deep mine, in Ghana the Tarkwa and Damang mines, Australia, and Peru. The Group also has exploration interests which are included in the Corporate and other segment. Corporate costs are allocated between segments based upon the time spent on each segment by members of the executive team.

	Six Months Ended December 31, 2010
	South Africa			Ghana		Australia	Peru
	KDC	Beatrix	South Deep	Tarkwa	Damang	St Ives/ Agnew	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Statement of operations
Revenue	814.3	259.1	188.2	468.1	152.1	415.8	266.6	—	—	2,564.2
Operating costs(1)	(533.6)	(172.8)	(139.5)	(205.4)	(73.9)	(228.9)	(77.4)	(33.1)	(43.6)	(1,508.2)
Gold inventory change(2)	—	—	—	(2.8)	0.5	11.0	1.6	—	(4.7)	5.6

Operating profit	280.7	86.3	48.7	259.9	78.7	197.9	190.8	(33.1)	(48.3)	1,061.6
Amortization and depreciation	(122.5)	(36.9)	(37.8)	(43.5)	(12.7)	(95.6)	(29.1)	(10.9)	(0.4)	(389.4)

Net operating profit/(loss)	158.2	49.4	10.9	216.4	66.0	102.3	161.7	(44.0)	(48.7)	672.2
Exploration expenditure	—	—	—	—	—	—	—	(49.1)	(1.8)	(50.9)
Feasibility and evaluation	—	—	—	—	—	—	—	(9.3)	—	(9.3)
Other items as detailed in statement of operations	(148.9)	(47.7)	(22.9)	(11.6)	(6.0)	(5.6)	(12.1)	(117.6)	(1.4)	(373.8)
Royalty	(11.8)	(1.3)	(0.9)	(8.7)	(3.1)	(10.2)	(7.3)	—	—	(43.3)
Current taxation	(20.5)	(0.4)	—	(54.8)	(18.6)	0.0	(47.1)	(18.1)	—	(159.5)
Deferred taxation	33.7	(7.9)	(0.6)*	(5.7)	1.2	(25.7)	(1.9)	(0.6)	33.2	25.7

Profit/(loss) after taxation	10.7	(7.9)	(13.5)	135.6	39.5	60.8	93.3	(238.7)	(18.7)	61.1

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.

*	Indicative as tax is provided in the holding companies of South Deep.

	December 31, 2010
	South Africa			Ghana		Australia	Peru
	KDC	Beatrix	South Deep	Tarkwa	Damang	St Ives/ Agnew	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Balance sheet
Total assets (excluding deferred tax assets)	1,937.9	237.5	126.6	1,193.3	250.0	1,348.3	1,063.2	4,370.8	182.4	10,710.0
Total liabilities excluding deferred tax	437.1	(93.0)	67.5	189.4	70.5	186.8	288.5	1,427.7	(12.0)	2,562.5
Deferred tax liability/(asset)	525.6	128.9	0.6	185.7	15.8	187.2	35.2	(33.1)	19.4	1,065.3
Capital expenditure	177.3	42.7	140.5	116.6	56.3	80.5	31.4	4.7	(56.4)	593.6

(1)	Operating costs for management reporting purposes includes: Corporate expenditure— $20.7 million, Environmental rehabilitation— $10.9 million and Employee termination costs— $35.3 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.

(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the financial year.

	Six Months Ended December 31, 2009 (unaudited)
	South Africa				Ghana		Australia	Peru
	Driefontein	Kloof	Beatrix	South Deep	Tarkwa	Damang	St Ives/ Agnew	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Statement of operations
Revenue	385.3	326.0	222.7	140.8	359.5	98.6	296.4	194.6	—	—	2,023.9
Operating costs(1)	(246.9)	(223.6)	(152.6)	(104.6)	(177.4)	(58.6)	(186.5)	(66.7)	—	(49.7)	(1,266.6)
Gold inventory change(2)	—	—	—	—	11.5	(1.2)	2.7	(1.0)	—	1.3	13.3

Operating profit	138.4	102.4	70.1	36.2	193.6	38.8	112.6	126.9	—	(48.4)	770.6
Amortization and depreciation	(38.2)	(55.4)	(37.5)	(28.3)	(50.4)	(7.8)	(50.7)	(27.0)	(9.2)	13.9	(290.6)

Net operating profit/(loss)	100.2	47.0	32.6	7.9	143.2	31.0	61.9	99.9	(9.2)	(34.5)	480.0
Exploration expenditure	—	—	—	—	—	—	—	—	(39.4)	(0.5)	(39.9)
Other items as detailed in statement of operations	(6.3)	(4.8)	(3.1)	(8.9)	(3.9)	(1.6)	(1.7)	(39.2)	136.6	7.3	74.4
Current taxation	(17.8)	(2.8)	(0.2)	—	(23.3)	(10.9)	(7.2)	(32.2)	(28.6)	—	(123.0)
Deferred taxation	(13.8)	(8.5)	(11.8)	0.4 *	(24.1)	0.1	(15.9)	3.8	0.7	6.6	(62.5)

Profit/(loss) after taxation	62.3	30.9	17.5	(0.6)	91.9	18.6	37.1	32.3	60.1	(21.1)	329.0

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.

(1)	Operating costs for management reporting purposes includes: Corporate expenditure— $23.5 million, Environmental rehabilitation— $9.9 million and Employee termination costs— $4.3 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.

(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the financial year.

	Fiscal Year Ended June 30, 2010
	South Africa				Ghana		Australia	Peru
	Driefontein	Kloof	Beatrix	South Deep	Tarkwa	Damang	St Ives/ Agnew	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Statement of operations
Revenue	770.9	613.2	424.7	288.7	790.1	226.9	638.4	411.4	—	—	4,164.3
Operating costs(1)	(505.6)	(451.8)	(299.9)	(220.9)	(387.0)	(130.7)	(398.2)	(135.0)	—	(118.5)	(2,647.6)
Gold inventory change(2)	—	—	—	—	11.4	(2.1)	12.9	1.3	—	5.9	29.4

Operating profit	265.3	161.4	124.8	67.8	414.5	94.1	253.1	277.7	—	(112.6)	1,546.1
Amortization and depreciation	(82.0)	(105.6)	(71.5)	(59.7)	(111.0)	(17.2)	(116.8)	(55.3)	(19.1)	6.9	(631.3)

Net operating profit/(loss)	183.3	55.8	53.3	8.1	303.5	76.9	136.3	222.4	(19.1)	(105.7)	914.8
Exploration expenditure	—	—	—	—	—	—	—	—	(80.9)	(1.6)	(82.5)
Other items as detailed in statement of operations	(12.0)	(14.1)	(6.4)	(24.8)	(10.9)	(3.3)	(5.8)	(53.2)	145.2	4.4	19.1
Current taxation	(32.6)	(3.7)	(1.0)	(0.5)	(70.3)	(28.3)	(16.5)	(51.2)	(29.9)	—	(234.0)
Deferred taxation	(26.5)	(15.4)	(18.6)	6.5 *	(34.4)	0.5	(34.7)	(27.0)	3.5	21.7	(124.4)

Profit/(loss) after taxation	112.2	22.6	27.3	(10.7)	187.9	45.8	79.3	91.0	18.8	(81.2)	493.0

	June 30, 2010
	South Africa				Ghana		Australia	Peru
	Driefontein	Kloof	Beatrix	South Deep	Tarkwa	Damang	St Ives/ Agnew	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Balance sheet
Total assets	1,076.5	661.2	140.5	132.0	1,059.0	177.4	1,082.6	886.0	3,812.6	153.6	9,181.4
Total liabilities excluding deferred tax	307.2	142.8	(114.9)	78.9	144.6	36.7	157.9	218.0	1,109.2	(27.6)	2,052.8
Deferred tax liability/(asset)	263.6	236.9	107.5	—	180.0	17.1	138.2	33.3	(33.0)	46.6	990.2
Capital expenditure	150.3	145.7	85.8	212.8	148.6	29.8	158.2	85.6	4.5	(108.2)	913.1

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.

(1)	Operating costs for management reporting purposes includes: Corporate expenditure— $47.5 million, Environmental rehabilitation— $19.3 million and Employee termination costs— $10.2 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.

(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the financial year.

	Fiscal Year Ended June 30, 2009
	South Africa				Ghana		Australia	Peru
	Driefontein	Kloof	Beatrix	South Deep	Tarkwa	Damang	St Ives/ Agnew	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Statement of operations
Revenue	726.5	562.3	339.1	155.2	537.2	175.7	548.5	183.8	—	—	3,228.3
Operating costs(1)	(391.8)	(342.3)	(226.1)	(131.9)	(338.1)	(132.4)	(330.3)	(86.4)	—	(106.0)	(2,085.3)
Gold inventory change(2)	—	—	—	—	18.0	2.3	(1.1)	4.1	—	11.4	34.7

Operating profit	334.7	220.0	113.0	23.3	217.1	45.6	217.1	101.5	—	(94.6)	1,177.7
Amortization and depreciation	(69.4)	(76.9)	(48.3)	(31.4)	(55.0)	(18.8)	(104.9)	(38.9)	(16.2)	26.2	(433.6)

Net operating profit/(loss)	265.3	143.1	64.7	(8.1)	162.1	26.8	112.2	62.6	(16.2)	(68.4)	744.1
Exploration expenditure	—	—	—	—	—	—	—	—	(56.4)	(1.6)	(58.0)
Other items as detailed in statement of operations	(21.0)	(17.0)	(7.0)	6.1	(14.3)	(9.6)	0.4	(17.8)	(74.8)	20.1	(134.9)
Current taxation	(66.9)	(28.2)	(0.1)	—	(16.1)	(8.3)	(21.0)	(16.1)	(16.2)	—	(172.9)
Deferred taxation	(19.6)	(12.2)	(21.8)	0.8 *	(31.8)	0.3	(21.8)	(3.3)	21.1	(3.4)	(91.7)

Profit/(loss) after taxation	157.8	85.7	35.8	(1.2)	99.9	9.2	69.8	25.4	(142.5)	(53.3)	286.6

*	Indicative as tax is provided in the holding companies of South Deep

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.

(1)	Operating costs for management reporting purposes includes: Corporate expenditure— $35.5 million, Environmental rehabilitation— $13.9 million and Employee termination costs— $21.0 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.

(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the financial year.

The following provides a breakdown of the reconciling items for each line item presented

			Six Months Ended December 31,		Fiscal Year Ended June 30,
			2010	(Unaudited) 2009	2010	2009

Operating costs
On-mine exploration	(k	)	(3.6)	(9.8)	(18.3)	(24.3)
Provision for rehabilitation	(l	)	0.4	0.5	1.7	4.7
Cut-backs	(j	)	(52.7)	(36.6)	(90.0)	(64.3)
Deferred stripping	(n	)	12.3	(3.8)	(11.9)	(22.1)

			(43.6)	(49.7)	(118.5)	(106.0)

Gold inventory
Inventory	(o	)	(5.3)	0.5	4.5	6.3
Inventory stockpiles	(s	)	0.6	0.8	1.4	5.1

			(4.7)	1.3	5.9	11.4

Amortization and depreciation
Business combination—formation of Original Gold Fields	(a	)	(2.7)	(3.0)	(5.3)	(5.0)
Business combination—formation of Gold Fields	(b	)	(1.7)	(1.6)	(3.3)	(2.8)
Business combination—purchase of St. Ives and Agnew	(c	)	0.3	0.2	0.5	0.7
Business combination—purchase of Abosso	(d	)	0.1	0.1	0.1	0.2
Amortization of reserves	(h	)	(23.2)	(13.0)	(37.6)	0.6
Cut-backs	(j	)	16.3	28.3	54.6	13.1
Amortization—inclusion of future costs	(i	)	13.5	4.3	1.4	19.9
Amortization—capitalized interest	(r	)	(3.3)	(3.0)	(6.6)	(1.7)
Provision for rehabilitation	(l	)	0.3	1.6	3.1	1.3

			(0.4)	13.9	6.9	26.3

Exploration expenditure
Exploration costs	(k	)	(1.8)	(0.5)	(1.6)	(1.6)

Other items as detailed in the statement of operations
Impairment of assets	(g	)	—	—	—	(0.2)
Mvelaphanda transaction—interest paid	(q	)	—	—	—	(32.4)
Mvelaphanda transaction—debt insurance costs	(q	)	—	—	—	(0.5)
Mvelaphanda transaction—profit on close out of hedge	(q	)	—	—	—	4.9
Interest capitalization	(r	)	—	(2.8)	(5.2)	51.7
Other			(1.4)	10.1	9.6	(3.3)

			(1.4)	7.3	4.4	20.1

		December 31, 2010	June 30, 2010
Total liabilities excluding deferred income and mining taxes
Provision for rehabilitation	(l)	(12.0)	(27.6)
Other		—	—

		(12.0)	(27.6)

Total assets
Business combination—formation of Original Gold Fields	(a)	102.2	94.9
Business combination—formation of Gold Fields	(b)	41.5	38.6
Business combination—purchase of St Ives and Agnew	(c)	(2.3)	(2.3)
Business combination—purchase of Abosso	(d)	(1.1)	(1.1)
Business combination—purchase of South Deep	(f)	611.2	544.5
Cutbacks	(j)	(250.2)	(210.9)
Amortization of reserves	(h)	(156.1)	(113.7)
Amortization—inclusion of future costs	(i)	88.7	64.4
Amortization—Interest capitalised	(r)	(10.9)	(6.6)
Exploration costs	(k)	(241.8)	(206.2)
Provision for rehabilitation	(l)	(2.3)	(18.0)
Investments in affiliates	(m)	15.7	(16.7)
Deferred stripping	(n)	(84.8)	(84.8)
Inventory at net realizable value	(o)	14.2	18.8
Impairment of Agnew	(p)	(50.9)	(44.0)
Interest capitalization	(r)	110.6	98.7
Inventory stockpiles	(s)	(1.3)	(2.0)

		182.4	153.6

Notes to the reconciliation of segment information to the historical financial statements

(a)	Business combination—formation of Original Gold Fields

For management reporting purposes, the formation of Original Gold Fields was accounted for as a uniting-of-interests. Under U.S. GAAP, the Company accounted for the assets and liabilities acquired from Gold Fields of South Africa Limited at historical cost, and the assets and liabilities acquired from Gencor and outside shareholders as a purchase.

(b)	Business combination—formation of Gold Fields

For management reporting purposes, the difference between the purchase price and net asset value of acquired assets that arose on this transaction was set-off against shareholders’ equity. Under U.S. GAAP, the excess purchase price was capitalized to property, plant and equipment and is being amortized over its useful life.

(c)	Business combination—purchase of St. Ives and Agnew

For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.

(d)	Business combination—purchase of Abosso

For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.

(e)	Business combination—purchase of Bolivar

For management reporting purposes, the entire interest acquired was fair valued upon gaining a controlling interest. Under U.S. GAAP, only the additional interest acquired was fair valued. In addition, U.S. GAAP requires retrospective equity accounting from the date the interest is acquired until the Group obtains control and the investment becomes a subsidiary. For management reporting purposes no retrospective equity accounting was applied.

(f)	Business combinations—purchase of South Deep

For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.

For management reporting purposes, the entire interest acquired in South Deep was fair value upon gaining a controlling interest. Under U.S. GAAP, only the additional interest acquired was accounted for at fair value; assets acquired before obtaining control are stated at historical carrying amounts. In addition, U.S. GAAP requires retrospective equity accounting from the date the interest is acquired until the Group obtains control and the investment becomes a subsidiary. For management reporting purposes no retrospective equity accounting is applied.

For management reporting purposes, any excess arising over the purchase price paid and the fair value of the net identifiable assets and liabilities acquired for additional interests in subsidiaries from minority shareholders are recorded directly in equity (‘economic entity model’). Under U.S. GAAP, any excess over the purchased price paid and the fair value of the net identifiable assets and liabilities are recorded as goodwill (‘parent company model’).

(g)	Impairment of assets

Prior to fiscal 2003, impairment charges were recorded for management purposes based on discounted cash flows, but not recorded under U.S. GAAP, since the undiscounted cash flows exceeded the carrying amounts of the assets under U.S. GAAP.

(h)	Amortization of reserves

For management reporting purposes, a portion of ore resources at the Australian operations, based on the philosophy of “endowment”, is used for calculating depreciation and amortization. Under U.S. GAAP, depreciation and amortization is calculated based upon existing proven and probable reserves.

(i)	Amortization—inclusion of future costs

For management reporting purposes, future mine development costs are included in mining assets in calculating depreciation and amortization. Under U.S. GAAP, future development costs are not included in the calculation of depreciation and amortization.

(j)	Cut-backs

For management reporting purposes, waste laybacks at surface operations are capitalized as mine development costs. Under U.S. GAAP, once the production phase of a mine has commenced, waste laybacks are considered variable production costs that should be included as a component of inventory to be recognized in Production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory. As a result, capitalization of waste laybacks is appropriate only to the extent product inventory exists at the end of a reporting period.

(k)	Exploration costs

For management reporting purposes, exploration costs are capitalized from the date the drilling program confirms sufficient evidence of mineralization to proceed with a feasibility study. Under U.S. GAAP, exploration costs are capitalized from the date a bankable feasibility study is completed.

(l)	Provision for rehabilitation

Amortization of rehabilitation asset

The rehabilitation asset’s carrying value for management reporting purposes is different to that under U.S. GAAP, which results in a different amortization charge.

Revisions to the asset retirement obligation

For management reporting purposes, all changes in the carrying amount of the obligation are recognized as an increase or decrease in the carrying amount of the associated capitalized retirement cost. Due to differences in the capitalized retirement cost between management reporting and U.S. GAAP, differences could arise. Changes resulting from revisions in the timing or amount of estimated cash flows are recognized as an increase or decrease in the carrying amount of the asset retirement obligation and the associated capitalized retirement cost for U.S. GAAP.

In addition, the current discount rate is applied to measure the retirement obligation for management reporting purposes. Under U.S. GAAP any decreases in the asset retirement obligation as a result of downward revisions in cash flow estimates should be treated as a modification of an existing asset retirement obligation, and should be measured at the historical discount rate used to measure the initial asset retirement obligation.

(m)	Investments in equity investees

For management reporting purposes an equity investment exceeding a 20% shareholding was treated as an available-for-sale investment prior to fiscal 2003. Under U.S. GAAP this investment was accounted for under the equity method since acquisition.

In addition, for management reporting purposes, Gold Fields’ share of an equity investee’s losses in fiscal 2009 and 2008 was based on the latest available results of the equity investee at the time of preparation of the management report (results through March 31, 2009 and 2008). Under U.S. GAAP, Gold Fields’ share of the equity investee’s losses was based on results of the equity investee through June 30, 2009 and 2008.

In addition under U.S. GAAP, Gold Fields’ investment in an equity investee was written down to the market value of the investment at June 30, 2008, but not recorded for management reporting purposes. At June 30, 2009, Gold Fields investment in the equity investee was written down to market value for both management reporting purposes and U.S. GAAP.

(n)	Deferred stripping

For management reporting purposes, the Company defers the waste stripping costs in excess of the expected average pitlife stripping ratio. Under U.S. GAAP, waste stripping costs are considered costs of the extracted minerals and recognized as a component of inventory to be recognized in production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory.

(o)	Inventory

Under U.S. GAAP additional amortization, waste normalization and cut backs expensed are included in the cost of inventory produced. No such absorption of costs occurred for management reporting purposes. Additionally, for management reporting purposes, no adjustment is required to record inventory at net realizable value. Under U.S. GAAP, due to the impact of the amortization adjustments on the inventory valuation, an adjustment may be required to record inventory at the lower of cost and net realizable value.

(p)	Impairment of Agnew

For management reporting purposes the Agnew mine was not determined to be impaired. Under U.S. GAAP the Agnew mine was determined to be impaired and an impairment charge was recognized.

(q)	Mvelaphanda transaction

—	Classification of instrument

For management reporting purposes the Mvela loan is split between a debt component and an equity component. Under U.S. GAAP the Mvela loan is classified as debt.

—	Interest paid

Due to the classification of the Mvela loan as debt under U.S. GAAP, additional interest is charged to the income statement.

—	Debt issuance cost

For management reporting purposes debt issuance cost is set off against debt. Under U.S. GAAP debt issuance cost is recorded as a deferred cost within accounts receivable.

—	Fair value hedge accounting

For management reporting purposes only the amortizing swap is treated as a fair value hedge in relation to the debt component of the Mvela loan. Under U.S. GAAP both the amortizing and accreting swap are treated as a fair value hedge as the entire loan is classified as debt.

—	Profit on close out of hedge

For management reporting purposes the profit on close-out of the interest rate swaps was accounted for in earnings at the time the swaps were closed out. Under U.S. GAAP the profit is deferred and amortized to earnings over the life of the hedged item.

(r)	Interest capitalization

For management reporting purposes, borrowing costs are capitalized to the extent that qualifying assets are financed through specific debt financing or general outstanding debt not for any specific purpose other than funding the operations of the Group. Under U.S. GAAP, total outstanding debt financing is taken into account in calculating the amount of borrowing cost to be capitalized.

(s)	Inventory stockpiles

For management reporting purposes, previous impairment charges writing down stockpiles to net realizable values are reversed when the net realizable value rises above the original cost. Under U.S. GAAP, the net realizable value is deemed the new base cost and impairment charges are not reversed.

Schedule 1-Valuation and Qualifying Accounts	6 Months Ended
Dec. 31, 2010
Schedule 1-Valuation and Qualifying Accounts

Schedule 1—Valuation and Qualifying Accounts

	Balance at beginning of period	Charged to costs and expenses	Deduction	Foreign currency translation adjustment	Balance at end of period
Six Months Ended December 31, 2010
Valuation allowance	195.3	(10.3)	—	7.4	192.4
Fiscal Year Ended 30 June, 2010
Valuation allowance	195.5	8.3	(0.1)	(8.4)	195.3
Fiscal Year Ended 30 June, 2009
Valuation allowance	186.4	17.5	(2.7)	(5.7)	195.5

SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Dec. 31, 2010
Use Of Estimates, Policy
(a)	USE OF ESTIMATES: The preparation of the consolidated financial statements in conformity with United States generally accepted accounting principles (“US GAAP”) requires the Group’s management to make estimates and assumptions about current and future events that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.

Future events and their effects cannot be determined with absolute certainty. Therefore, the determination of estimates requires the exercise of judgment based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases actuarial techniques. Actual results ultimately may differ from those estimates.

The more significant areas requiring the use of management estimates and assumptions relate to mineral reserves that are the basis of future cash flow estimates and unit-of-production depreciation, depletion and amortization calculations; environmental, reclamation and closure obligations; estimates of recoverable gold and other materials in heap leach pads; asset impairments (including impairments of goodwill, long-lived assets, and investments); write-downs of inventory to net realizable value; post employment, post retirement and other employee benefit liabilities (including valuation of share-based compensation); valuation allowances for deferred tax assets; reserves for contingencies and litigation; and the fair value and accounting treatment of financial instruments.

The following are accounting policies used by the Group which have been consistently applied for all periods presented:

Consolidation, Policy
(b)

CONSOLIDATION: The Group’s financial statements include the financial statements of the Group, and its subsidiaries, and its investments in associates. A company in which the Group has, directly or indirectly, through subsidiary undertakings, a controlling interest is classified as a subsidiary undertaking. In addition, the Company reviews its relationships with other entities to assess if the Company is the primary beneficiary of a variable interest entity. If the determination is made that the Company is the primary beneficiary, then that entity is consolidated from the date that the Company was deemed to have become the primary beneficiary. The results of subsidiaries acquired or disposed of are included in the Group statements from the effective dates of acquisition or excluded from such statements as from the effective dates of disposal. Investments in companies which the Company does not control, but where it has the ability to exercise significant influence over their operating and financial policies, are accounted for by the equity method.

Inter-company transactions and balances are eliminated on consolidation. Gains or losses that arise from a change in the Group’s interest in subsidiaries or equity method investees’ are recognized in equity.

Any excess between the purchase price and the fair value of the attributable net assets of subsidiaries and associates at the date of acquisition is capitalized as goodwill.

Goodwill is not amortized; however it is subject to an annual assessment for impairment. The Company evaluates the carrying amount of goodwill to determine whether current events and circumstances indicate that such carrying amount may no longer be recoverable. To accomplish this, the Company compares the estimated fair values of its reporting units to their carrying amounts. If the carrying value of the reporting unit exceeds its estimated fair value, the Company compares the implied fair value of the reporting unit’s goodwill to its carrying amount, and any excess of the carrying value over the fair value is charged to earnings. The Company’s fair value estimates are based on numerous assumptions and it is possible that actual fair values will be significantly different from the estimates, as actual future quantities of recoverable minerals, gold and other commodity prices, production levels and operating costs of production and capital are each subject to significant risks and uncertainties.

Foreign Currency Transactions, Policy
(c) (i)	FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions are recorded at the prevailing exchange rate at the date of the transaction. Monetary assets and liabilities designated in foreign currencies are translated at the exchange rate ruling at year-end. Gains and losses arising from these translations are recognized in earnings.

(ii)	FOREIGN ENTITIES: The Group’s foreign entities are regarded as those entities that are considered to be self-sustaining. The balance sheet and statements of operations of foreign subsidiaries are translated on the following basis:

Assets and liabilities are translated at the prevailing exchange rate at year-end. Statement of operations items are translated at the average exchange rate for the year. Exchange differences on translation are accounted for in shareholders’ equity. These differences are recognized in earnings upon realization of the underlying foreign entity.

(iii)	FUNCTIONAL CURRENCY: The functional currency of the Group’s South African operations is the South African Rand, of its Australian operations is the Australian dollar, of its Ghanaian operations and of its Peruvian operation is the U.S. dollar. The translation differences arising as a result of converting the South African Rand and the Australian dollar to U.S. dollars (reporting currency) using the current exchange rate method are included as a separate component of shareholders’ equity.

Property, Plant and Equipment, Policy
(d)	PROPERTY, PLANT AND EQUIPMENT

(i)	MINING ASSETS: Mining assets, including mine development costs and mine plant facilities, are recorded at cost.

At the Group’s surface mines, when it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, costs incurred to develop the property are capitalized as incurred until saleable minerals are extracted from the mine and are amortized using the units-of-production method over the estimated life of the ore body based on estimated recoverable ounces or pounds mined from proven and probable reserves. These costs include costs to further delineate the ore body and remove overburden to initially expose the ore body. Subsequent mine development costs are treated as variable production costs.

At the Group’s underground mines, the Group capitalizes all underground development costs to access specific ore blocks or other areas of the mine where such costs will provide future economic benefits as a result of establishing proven and probable reserves associated with a specific block or area of operations, even after the reef horizon may have been intersected with the development of the first specific ore block or area of the mine. All costs associated with the development of a specific underground block or area are capitalized until saleable minerals are extracted from that specific block or area. At the Group’s underground mines, these costs include the cost of shaft sinking and access, the costs of building access ways, lateral development, drift development, ramps, box cuts and other infrastructure development.

The costs incurred to access specific ore blocks or areas of the mine, which only provide an economic benefit over the period during which that ore block or area is being mined, are attributed to earnings using the units-of-production method where the denominator is estimated recoverable ounces of gold contained in proven and probable reserves within that ore block or area. Capitalized costs that provide an economic benefit over the entire mine life, such as the initial primary shaft in an underground complex, will continue to be attributed to earnings using the units-of-production method, where the denominator is the estimated recoverable ounces of gold contained in total accessible proven and probable reserves.

Interest on borrowings incurred in respect of assets requiring a substantial period of time to prepare for their intended use is capitalized to the date on which the assets are substantially completed and ready for their intended use.

(ii)	LAND: Land is shown at cost and is not depreciated.

(iii)	MINERAL INTERESTS: Mineral interests represent mineral and surface use rights for parcels of land owned by the Group. Mineral interests and other tangible assets include acquired mineral use rights in production, development and exploration stage properties. The amount capitalized related to mineral interests represents its fair value at the time it was acquired, either as an individual asset purchase or as part of a business combination.

Production stage mineral interests represent mineral interests in operating properties that contain proven and probable reserves. Development stage mineral interests represent interests in properties under development that contain proven and probable reserves. Exploration stage mineral interests represent interests in properties that are believed to potentially contain (i) other mineralized material such as inferred material within pits, measured, indicated and inferred material with insufficient drill spacing to qualify as proven and probable reserves; and inferred material in close proximity to proven and probable reserves; (ii) around-mine exploration potential such as inferred material not immediately adjacent to existing reserves and mineralization but located within the immediate mine infrastructure; (iii) other mine-related exploration potential that is not part of measured, indicated or inferred material and is comprised mainly of material outside of the immediate mine area; or (iv) greenfield exploration potential that is not associated with any other production, development or exploration stage property as described above. The Group’s mineral use rights are enforceable regardless of whether proven or probable reserves have been established. In certain limited situations, the nature of a use right changes from an exploration right to mining right upon the establishment of proven and probable reserves. The Group has the ability and intent to renew mineral use rights where the existing term is not sufficient to recover all identified and valued proven and probable reserves and/or undeveloped mineral interests.

(iv)	AMORTIZATION AND DEPRECIATION OF MINING ASSETS: Mining assets, mine development and evaluation costs, and mine plant facilities are amortized over the life of mine using the units-of-production method, based on estimated above infrastructure proven and probable ore reserves. Proven and probable ore reserves reflect estimated quantities of economically recoverable reserves, which can be recovered in future from known mineral deposits. At the Group’s South African operations, its amortization and depreciation calculations are generally based on the Group’s most recent life-of-mine plan and annual above-infrastructure reserve declarations as approved by the Company’s Board. However, if management becomes aware of significant changes in its above-infrastructure reserves ahead of the scheduled updates, management would not hesitate to immediately update its amortization and depreciation calculations and then subsequently notify the Company’s Board. A similar approach is followed at the Group’s operations in Ghana and Peru, due to the longer-life of the primary orebody. At the Group’s other international operations, such as Australia, the Group’s amortization and depreciation calculations are updated on a more regular basis during the year for all known changes in proven and probable reserves. The nature and life-span of the orebody, and the on-going information gathered in connection with the orebody, facilitates these more frequent updates.

(v)	AMORTIZATION OF MINERAL INTERESTS: Mineral interests associated with production stage mineral interests are amortized over the life-of-mine using the units-of-production method in order to match the amortization with the expected underlying future cash flows. Mineral interests associated with development and exploration stage mineral interests are not amortized until such time as the underlying property is converted to the production stage.

(vi)	DEPRECIATION OF NON-MINING ASSETS: Other non-mining assets are recorded at cost and depreciated on a straight-line basis over their expected useful lives as follows:

Vehicles	—	20.0%
Computers	—	33.3%
Furniture and Equipment	—	10.0%

(vii)	MINING EXPLORATION: Expenditure on exploration activities is expensed as incurred. Such expenditure includes the costs incurred for purposes of upgrading resources from one category to another or for purposes of upgrading resources to proven and probable reserves, even when in close proximity to the Company’s development and production stage properties. When it has been determined that a property can be economically developed as a result of establishing proven and probable reserves, costs incurred prospectively to develop the property are capitalized as mine development costs.

(viii)	IMPAIRMENT: The Group reviews and tests the carrying amounts of long-lived assets, which include development costs, when events or changes in circumstances suggest that the carrying amount may not be recoverable. For impairment purposes, assets are grouped at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. The lowest level at which such cash flows are generated is generally at an individual operating mine, even if the individual operating mine is included in a larger mine complex.

If there are indications that an impairment may have occurred, the Group prepares estimates of expected future cash flows for each group of assets. Expected future cash flows are based on a probability-weighted approach applied to potential outcomes and reflect:

•	estimated sales proceeds from the production and sale of recoverable ounces of gold contained in proven and probable reserves;

•	expected gold prices and currency exchange rates (considering historical and current prices, price trends and related factors);

•

expected future operating costs and capital expenditures to produce proven and probable gold reserves based on approved life-of-mine plans that assume current plant capacity, but exclude the impact of inflation; and

•	expected cash flows associated with value beyond proven and probable reserves, which include the expected cash outflows required to develop and extract the value beyond proven and probable reserves.

The impairment analysis first compares the total estimated cash flows on an undiscounted basis to the carrying amount of the asset, including goodwill, if any. If the undiscounted cash flows are less than the carrying amount of the asset, a second step is performed. The Group records a reduction of a group of assets to fair value as a charge to earnings if discounted expected future cash flows are less than the carrying amount. The Group estimates fair value by discounting the expected future cash flows using a discount factor that reflects the risk-free rate of interest for a term consistent with the period of expected cash flows.

Management’s estimate of future cash flows is subject to risk and uncertainties. It is therefore reasonably possible that changes could occur which may affect the recoverability of the Group’s mining assets.

(ix)	LEASES: Operating leases are charged against income as incurred.

Deferred taxation, Policy
(e)	DEFERRED TAXATION: Deferred taxation is calculated on the comprehensive basis using the balance sheet (assets and liabilities) approach. Deferred tax liabilities and assets are recognized by applying expected tax rates to the temporary differences existing at each balance sheet date between the tax values and their carrying amounts. These temporary differences are expected to result in taxable or deductible amounts in determining taxable profits for future periods when the carrying amount of the asset is recovered or the liability is settled. The effect on deferred tax of any changes in tax rates is recognized in the income statement during the period in which the change occurs.

The principal temporary differences arise from depreciation on property, plant and equipment, provisions and tax losses carried forward. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets if it is more likely than not that such assets will not be realized.

Gold Fields recognizes the tax benefit from an uncertain tax position only if it is more likely than not the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Non-current investments, Policy
(f)

NON-CURRENT INVESTMENTS: Non-current investments comprise (i) investments in listed companies which are classified as available-for-sale and are accounted for at fair value, with unrealized holding gains and losses excluded from earnings and reported as a separate component of shareholders’ equity; and (ii) investments in unlisted companies which are carried at their original costs as the directors believe that the original cost is not materially different from the fair value; (iii) monies in environmental trust fund; and (iv) equity method investments. Realized gains and losses are included in the determination of net income or loss.

Unrealized losses are included in the determination of net income or loss where it is determined that a decline, other than a temporary decline, in the value of the investment has occurred.

Materials Contained in Heap Leach Pads, Policy
(g)	MATERIALS CONTAINED IN HEAP LEACH PADS: The recovery of gold from certain oxide ores is best achieved through the heap leaching process. Under this method, ore is placed on leach pads where it is permeated with a chemical solution, which dissolves the gold contained in the ore. The resulting “pregnant” solution is further processed in a leach plant where the gold in solution is recovered. For accounting purposes, value is added to leach pads based on current mining costs, including applicable depreciation and amortization relating to mining operations. Value is removed from the leach pad as ounces are recovered in circuit at the leach plant based on the average cost per recoverable ounce of gold on the leach pad.

The engineering estimates of recoverable gold on the heap leach pads are calculated from quantities of ore placed on the pads (measured tonnes added to the leach pads), the grade of ore placed on the leach pads (based on assay data) and a recovery percentage (based on the leach process and the ore type). In general, the leach pad production cycles project recoveries of approximately 50% to 70% of the placed recoverable ounces in the first year of leaching, declining each year thereafter until the leaching process is completed.

Although the quantities of recoverable gold placed on the leach pads are reconciled by comparing the grades of ore placed on the pads to the quantities of gold actually recovered (metallurgical balancing), the nature of the leaching process inherently limits the ability to precisely monitor inventory levels. As a result, the metallurgical balancing process is constantly monitored and engineering estimates are refined based on actual results over time. Variations between actual and estimated quantities resulting from changes in assumptions and estimates that do not result in write-downs to net realizable value are accounted for on a prospective basis. The ultimate recovery of gold from the pad will not be known until the leaching process is terminated.

The current portion of leach pad inventories is determined based on engineering estimates of the quantities of gold at the balance sheet date that are expected to be recovered during the next twelve months.

Inventories, Policy
(h)	INVENTORIES: Inventories are valued at the lower of cost and net realizable value. The Group’s inventories comprise consumable stores, gold-in-process, gold bullion, ore stockpiles and mineral rights and are accounted for as follows:

Consumable stores: Consumable stores are valued at average cost, after appropriate provision for surplus and slow moving items.

Gold-in-process: Gold in-process inventories represent materials that are currently in the process of being converted to a saleable product. Conversion processes vary depending on the nature of the ore and the specific mining operation, but include mill in-circuit, leach in-circuit, flotation and column cells, and carbon in-pulp inventories. In-process material is measured based on assays of the material fed to process and the projected recoveries of the respective plants. In-process inventories are valued at the average cost of the material fed to process attributable to the source material coming from the mine, stockpile or leach pad plus the in-process conversion costs, including applicable depreciation relating to the process facility, incurred to that point in the process.

Gold bullion: Gold bullion inventories represent saleable gold ore or gold bullion and are valued at the average cost of the respective in-process inventories incurred prior to the refining process, plus refining costs.

Concentrates: Concentrate inventories represent concentrate available for shipment. The concentrate inventory is valued at the average cost, including an allocated portion of amortization. Costs are added to and removed from the concentrate inventory based on tons of concentrate and are valued at the lower of average cost and net realizable value. Management’s determination of the gold and copper concentrate content and quantity depends on assay and laboratory results for the metal content and survey for the quantities.

Stockpiles: Stockpiles represent coarse ore that has been extracted from the mine that is available for further processing. Stockpiles are measured by estimating the number of tons (via truck counts and/or in-pit surveys of the ore before stockpiling) added and removed from the stockpile, the number of contained ounces (based on assay data) and the recovery percentage (based on the process for which the ore is destined). Stockpile tonnages are verified by periodic surveys. Stockpiles are valued based on mining costs incurred up to the point of stockpiling the ore, including applicable depreciation and amortization relating to mining operations. Value is added to a stockpile based on the current mining cost per ton plus applicable depreciation and amortization and removed at the average cost per recoverable ounce of gold in the stockpile.

Mineral rights: Mineral rights not linked to any specific operation are valued at the lower of cost and net realizable value.

Financial Instruments Policy
(i)
FINANCIAL INSTRUMENTS: Financial instruments carried on the balance sheet include cash and cash equivalents, investments, receivables, derivative financial instruments, accounts payable and accrued liabilities. The particular recognition method for each financial instrument item is disclosed in its respective significant accounting policy description.

Hedging, Policy
(j)	HEDGING: The Group accounts for its hedging activities in accordance with Accounting Standards Codification, or ASC, guidance for derivative instruments and hedging Activities.

Under ASC 815, all derivatives are recognized on the balance sheet at their fair value, unless they meet the criteria for the normal purchases normal sale exemption. On the date a derivative contract is entered into, the Group designates the derivative as (1) a hedge of the fair value of a recognized asset or liability (fair value hedge), (2) a hedge of a forecasted transaction (cash flow hedge), or (3) a hedge of a net investment in a foreign entity. Certain derivative transactions, while providing effective economic hedges under the Group’s risk management policies, do not qualify for hedge accounting.

Hedging activities are conducted in accordance with guidelines established by the Audit Committee which allow for the use of various hedging instruments.

Changes in the fair value of a derivative that is highly effective, and that is designated and qualifies as a fair value hedge, are recorded in earnings, along with the change in the fair value of the hedged asset or liability that is attributable to the hedged risk.

Changes in the fair value of a derivative that is highly effective, and that is designated and qualifies as a cash flow hedge, are recognized directly in shareholders’ equity. Amounts deferred in shareholders’ equity are included in earnings in the same period during which the hedged firm commitment or forecasted transaction affects earnings.

Recognition of derivatives which meet the criteria for the normal purchases normal sales exception under SFAS No. 133 is deferred until settlement. Under these contracts, the Group must deliver a specified quantity of gold at a future date at a specified price to the contracted counter-party.

Hedges of net investment in foreign entities are accounted for similarly to cash flow hedges. Changes in the fair value of derivatives that do not qualify for hedge accounting are recognized in the statement of operations, under the caption entitled gains and losses on financial instruments. The fair value recognized on the balance sheet is included under the caption financial instruments.

The Group formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking derivatives designed as hedges to specific assets and liabilities or to specific firm commitments or forecasted transactions. The Group also formally assesses, both at the hedge inception date and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

Cash and Cash Equivalents, Policy
(k)	CASH AND CASH EQUIVALENTS: Cash and cash equivalents comprise cash on hand, demand deposits and investments in money market instruments. These are all highly liquid investments with a maturity of three months or less at the date of purchase.

The carrying amount of cash and cash equivalents is stated at cost which approximates fair value.

Trade Receivables, Policy
(l)
TRADE RECEIVABLES: Trade receivables are carried at anticipated realizable value. Estimates are made for doubtful debts based on a review of all outstanding amounts at year-end. Irrecoverable amounts are written off during the year in which they are identified.

Provisions, Policy
(m)
PROVISIONS: Provisions are recognized when information is available prior to the issuance of the financial statements which indicates that it is probable that an asset has been impaired or a liability had been incurred at the date of the financial statements and the amount can be reasonably estimated.

Rehabilitation costs, Policy
(n)	REHABILITATION COSTS: ASC 410 applies to legal obligations associated with the retirement of a long-lived asset that result from the acquisition, construction, development and/or the normal operation of a long-lived asset.

Under ASC 410 the Group records the fair value of a liability for an asset retirement obligation in the period in which it is incurred. When the liability is initially recorded, the Group correspondingly capitalizes the cost by increasing the carrying value of the related long-lived asset. Over time, the liability is increased (accretion) to reflect an interest element considered in its initial measurement at fair value, and the capitalized cost is amortized over the useful life of the related asset. Upon settlement of the liability, the Group will record a gain or loss if the actual cost incurred differs from the liability recorded.

Environmental liabilities, other than rehabilitation costs which relate to liabilities from specific events, are expensed as incurred.

Environmental Trust Funds, Policy
(o)
ENVIRONMENTAL TRUST FUNDS: Contributions are made to the Group’s trust funds, created in accordance with statutory requirements, to fund the estimated cost of pollution control, rehabilitation and mine closure at the end of the life of the Group’s South African mines. Contributions are determined on the basis of the estimated environmental obligation over the life of the mine. Income earned on monies paid to environmental trust funds is accounted for as investment income. The funds contributed to the trusts plus growth in the trust funds are included under investments on the balance sheet.

Employee benefits, Policy
(p)	EMPLOYEE BENEFITS

(i)	PENSION AND PROVIDENT FUNDS: In South Africa, the Group operates a defined benefit pension plan and a defined contribution retirement plan and contributes to a number of industry based defined contribution retirement plans. The retirement plans are funded by payments from employees and the Group.

The expected costs of the defined benefit pension plan are assessed in accordance with the advice of independent actuaries. The cost of experience adjustments or planned amendments is expensed to the statement of operations over the expected average remaining service lives of the relevant employees. Any shortfalls are funded either immediately or as increased employer contributions to ensure the ongoing soundness of the fund.

Contributions to defined contribution funds are expensed to the statement of operations as incurred.

(ii)	POST-RETIREMENT HEALTH CARE COSTS: Medical coverage is provided through a number of schemes. Post-retirement health care in respect of existing employees is recognized as an expense over the remaining service lives of the relevant employees.

The Group has an obligation to provide medical benefits to certain of its pensioners and dependents of ex-employees. These liabilities are unfunded and have been provided in full, calculated on an actuarial basis.

Valuation of these obligations is carried out annually by independent actuaries using appropriate mortality tables, long-term estimates of increases in medical costs and appropriate discount rates.

(iii)	SHARE-BASED COMPENSATION PLANS: Compensation costs recognized in the six months ended December 31, 2010 and 2009 and fiscal years 2010 and 2009 include: a) compensation cost for all share-based payments granted prior to, but not yet vested as of July 1, 2005, based on the grant-date fair value estimated in accordance with the original provisions of ASC 718, Accounting for Stock- Based Compensation, and b) compensation cost for all share-based payments granted subsequent to June 30, 2005, based on the grant-date fair value estimated in accordance with the provisions of ASC 718, Share-Based-Payment.

Prior to July 1, 2005, the Group accounted for share-based payments under the recognition and measurement provisions of APB Opinion No. 25, Accounting for Stock Issued to Employees, or APB 25, and related Interpretations, as permitted by ASC 718. In accordance with APB 25, no compensation cost was required to be recognized for options granted that had an exercise price equal to the market value of the underlying common stock on the date of grant other than on occasions where the term of the share option vesting schedules are modified or accelerated.

Revenue Recognition, Policy
(q)	REVENUE RECOGNITION: Revenue arising from gold and by-product sales is recognized when the risks and rewards of ownership and title pass to the buyer under the terms of the applicable contract and the pricing is fixed and determinable. Sales revenue excludes value-added tax but includes the net profit and losses arising from hedging transactions from matched gold sales contracts, which are designated as normal sales contracts.

Contracts for the Sales of copper concentrate are provisionally priced—that is, the selling price is subject to final adjustment at the end of a period normally ranging from 30 to 90 days after delivery to the customer, based on market prices at the relevant quotation points stipulated in the contract.

Revenue on provisionally priced copper concentrate sales is recorded on the date of shipment, net of refining and treatment charges, using the forward London Metal Exchange price to the estimated final pricing date, adjusted for the specific terms of the relevant agreement. Variations between the price used to recognize revenue and the actual final price received can be caused by changes in prevailing copper and gold prices and result in an embedded derivative. The host contract is the receivable from the sale of copper concentrate at the forward London Metal Exchange price at the time of sale. The embedded derivative, which does not qualify for hedge accounting, is marked-to-market each period until final settlement occurs, with changes in fair value classified as provisional price adjustments and included as a component of revenue while the contract itself is recorded in accounts receivable.

Dividend Income, Policy	(r)
DIVIDEND INCOME: Dividends are recognized when the right to receive payment is established.

Interest Income, Policy	(s)
INTEREST INCOME: Interest is recognized on a time proportion basis taking account of the principal outstanding and the effective rate to maturity on the accrual basis.

Dividend Declared, Policy	(t)
DIVIDENDS DECLARED: Dividends proposed and the related taxation thereon are recognized only when the dividends are declared. Dividends are payable in South African Rand.

Segment Reporting, Policy
(u)
SEGMENT REPORTING: The Group is a gold mining company operating geographically in South Africa, Ghana, Australia and Peru. The business segments comprise geographical operations based on locations and operating units.

Earnings Per Share, Policy
(v)
EARNINGS/(LOSS) PER SHARE is calculated based on the net income/(loss) divided by the weighted average number of common shares in issue during the year. Diluted earnings/(loss) per share is presented when the inclusion of potential ordinary shares has a dilutive effect on earnings/(loss) per share.

RECLASSIFICATIONS	(w)
RECLASSIFICATIONS: Certain amounts in prior periods and fiscal years have been reclassified to conform to the current period presentation.

Recent Accounting Pronouncements
(w)	RECENT ACCOUNTING PRONOUNCEMENTS:

In January 2011, the ASC guidance relating to disclosures about troubled debt restructuring was updated to temporarily delay the effective date of the disclosures about troubled debt restructurings for public entities. Currently, that guidance is anticipated to be effective for interim and annual periods ending after June 15, 2011. The Group does not expect the adoption of this guidance to have a material impact on the Group’s financial statements.

In December 2010, the ASC guidance relating to business combinations was updated. The update specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The update also expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The Group is currently assessing the impact of the adoption of the updates, although this will be dependent on the occurrence of a business combination in the future.

In December 2010, the ASC guidance relating to goodwill testing was updated. The update modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. For public entities, the update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. The Group is currently assessing the impact of the adoption of the update.

In July 2010, the ASC guidance relating to disclosures about the credit quality of financial receivables and the allowance for credit losses was updated. The update requires disclosure of additional information to assist financial statement users understand more clearly an entity’s credit risk exposures to finance receivables and the related allowance for credit losses. For public companies, the update is effective for interim and annual reporting periods ending on or after December 15, 2010 with specific items, such as the allowance roll forward and modification disclosures effective for periods beginning after December 15, 2010. The updated guidance did not impact the Group’s financial statements. The Group is currently assessing the impact of the adoption of the updated guidance that is only effective for periods beginning after December 15, 2010.

In January 2010, the ASC guidance for disclosures about fair value measurements was updated, providing amendments to the guidance which requires entities to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. In addition, entities are required to present separately information about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). The disclosures related to Level 1 and Level 2 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2009. The disclosures related to Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Except for presentation changes, the updated guidance did not have an impact on the Group’s financial statements.

In August 2009, the ASC guidance was updated to clarify how entities should estimate the fair value of liabilities. It provides clarification for circumstances in which: (i) a quoted price in an active market for the identical liability is not available, (ii) the liability has a restriction that prevents its transfer, and (iii) the identical liability is traded as an asset in an active market in which no adjustments to the quoted price of an asset are required. The amended guidance on measuring liabilities at fair value is effective for the first interim or annual reporting period beginning after August 28, 2009. The updated guidance did not impact the Group’s financial statements.

In June 2009, the ASC guidance for consolidation accounting was updated to require an entity to perform a qualitative analysis to determine whether the enterprise’s variable interest gives it a controlling financial interest in a variable interest entity. This analysis identifies a primary beneficiary of a VIE as the entity that has both of the following characteristics: (i) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (ii) the obligation to absorb losses or receive benefits from the entity that could potentially be significant to the VIE. The updated guidance is effective as of the beginning of each reporting entity’s first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period, and for interim and annual reporting periods thereafter. The updated guidance did not impact the Group’s financial statements.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Dec. 31, 2010
Depreciation of Non-Mining Assets
(vi)	DEPRECIATION OF NON-MINING ASSETS: Other non-mining assets are recorded at cost and depreciated on a straight-line basis over their expected useful lives as follows:

Vehicles	—	20.0%
Computers	—	33.3%
Furniture and Equipment	—	10.0%

FINANCE EXPENSE (Tables)	6 Months Ended
Dec. 31, 2010
Finance Expenses

	Six Months Ended December 31,		Fiscal Year Ended June 30,
		2009
	2010	(Unaudited)	2010	2009

Interest expense—Mvelaphanda loan	—	—	—	(34.9)
Interest expense—preference share dividend	(3.1)	(2.9)	(5.9)	(9.8)
Interest expense—other	(33.3)	(30.8)	(65.8)	(92.8)

Total finance expense	(36.4)	(33.7)	(71.7)	(137.5)
Capitalized interest	4.7	2.4	6.5	63.6

	(31.7)	(31.3)	(65.2)	(73.9)

INCOME AND MINING TAX EXPENSE (Tables)	6 Months Ended
Dec. 31, 2010
Income and Mining Tax Expense

	Six Months Ended December 31,		Fiscal Year Ended June 30,
		2009
	2010	(Unaudited)	2010	2009

Current income taxes
South Africa	(39.0)	(49.2)	(67.7)	(101.6)
Ghana	(73.4)	(34.2)	(98.6)	(34.2)
Australia	—	(7.4)	(16.5)	(21.0)
Peru	(47.1)	(32.2)	(51.2)	(16.1)

Current income and mining taxes	(159.5)	(123.0)	(234.0)	(172.9)

Deferred income taxes
South Africa	44.9	(34.5)	(58.6)	(37.5)
Ghana	4.5	(22.9)	(28.1)	(24.7)
Australia	(22.9)	(8.8)	(12.3)	(12.8)
Peru	(0.8)	3.7	(25.4)	(16.7)

Deferred income and mining taxes	25.7	(62.5)	(124.4)	(91.7)

Total income and mining taxes	(133.8)	(185.5)	(358.4)	(264.6)

Pre-Tax Income Before Impairment of Equity Investee, Share of Equity Investee's Share of Profits/(Losses) and Minority Interests

The Company’s pre-tax income before, impairment of equity investee and share of equity investee’s share of losses comprise:

	Six Months Ended December 31,		Fiscal Year Ended June 30,
		2009
	2010	(Unaudited)	2010	2009

South Africa	(221.0)	131.8	192.0	269.9
Ghana	216.8	163.6	343.1	140.7
Australia	77.3	35.3	55.7	92.3
Peru	139.4	58.7	164.6	82.7
British Virgin Islands(1)	(17.7)	125.1	96.0	(34.4)

	194.8	514.5	851.4	551.2

(1)	The pre-tax loss relates to non-operating entitites incorporated in the British Virgin Islands and includes, in the six months ended December 31, 2010, a net gain on disposal of listed investments (2009: a net gain on disposal and impairment of listed investments).

Major Items Causing the Income Tax Provision to Differ from the South African Mining Statutory Rate

Major items causing the Group’s income tax provision to differ from the South African mining statutory rate of 43.0% (2009: 43.0%) were:

	Six Months Ended December 31,		Fiscal Year Ended June, 30
		(Unaudited)
	2010	2009	2010	2009
Tax on net income at South African mining statutory rate	(83.7)	(221.3)	(366.1)	(237.0)
Rate adjustment to reflect estimated effective mining tax rate in South Africa of 35% (2009: 38%), tax rate in Ghana of 25% (2009: 25.0%), tax rate in Australia of 30% (2009: 30.0%), and tax rate in Peru of 35.6% (2009: 35.6%).	74.3	58.3	62.7	49.1
South African mining tax formula rate adjustment	10.4	15.3	16.6	27.7
Valuation allowance raised against deferred tax assets	—	—	(8.3)	(17.5)
Reversal of valuation allowance previously raised against deferred tax assets	10.3	—	0.1	2.7
Non taxable income/non deductible expenditure*	(197.6)	(7.1)	27.4	(54.4)
South African capital gains tax	—	(3.9)	(23.9)	—
Royalties	—	(26.8)	(71.6)	(37.7)
Deferred tax release on reduction of rate at the South African mining operations	61.3	—	—	—
Other	(8.8)	—	4.7	2.5

Income and mining tax expense	(133.8)	(185.5)	(358.4)	(264.6)

*	The $197.6 million non-deductible expenditure comprises mainly $128.0 million BEE transaction costs, $11.6 million share-based-compensation, $25.9 million exploration, feasibility and evaluation costs and $12.6 million National Stabilization Levy in Ghana.

Deferred Income and Mining Tax Liabilities and Assets

Deferred income and mining tax liabilities and assets on the balance sheet as of December 31, 2010 and June 30, 2010 relate to the following:

	December 31, 2010	June 30, 2010
Deferred income and mining tax liabilities
Mining assets	2,119.8	1,978.0
Investment by environmental trust funds	59.3	51.0
Inventory	9.3	8.9
Other	—	41.1

Gross deferred income and mining tax liabilities	2,188.4	2,079.0

Provisions, including rehabilitation accruals	(130.4)	(122.3)
Tax losses	(515.0)	(536.7)
Unredeemed capital expenditure	(648.6)	(625.1)
Other	(21.6)	—

Gross deferred income and mining tax assets	(1,315.6)	(1,284.1)
Valuation allowance for deferred tax assets	192.5	195.3

Total deferred income and mining tax assets	(1,123.1)	(1,088.8)

Net deferred income and mining tax liabilities	1,065.3	990.2
Less short term portion of deferred income and mining tax (included in accounts payable and provisions)	(13.5)	(7.7)

Net deferred income and mining tax liabilities	1,051.8	982.5

Valuation Allowance for Deferred Tax Assets

The valuation allowance relates primarily to net operating loss carry-forwards for the entities below, except for Gold Fields Operations and GFI Joint Venture Holdings which also include unredeemed capital expenditure.

	December 31, 2010	June 30, 2010
Orogen Investments SA (Luxembourg)	40.9	43.7
Gold Fields Arctic Platinum Oy	28.3	26.2
Living Gold (Pty) Limited	6.5	5.6
Gold Fields Operations	53.1	55.0
GFI Joint Venture Holdings	62.2	63.6
Other	1.4	1.2

	192.4	195.3

Unredeemed Capital Expenditure and Tax Loss Carry Forwards

As at December 31, 2010 and June 30, 2010 the Group had unredeemed capital expenditure and tax loss carry forwards available for deduction against future mining income at its South African mining operations as follows:

	December 31, 2010	June 30, 2010

Unredeemed capital expenditure:
Beatrix Division of GFI Mining South Africa (Pty) Limited	117.6	140.2
Gold Fields Operations	587.3	462.1
GFI Joint Venture Holdings	1,119.6	936.2

	1,824.5	1,538.5

Estimated assessed tax losses:
Gold Fields Operations	653.2	600.4
GFI Joint Venture Holdings	67.5	81.5
Gold Fields Australia Pty Limited	177.6	251.9
Golden Oils (Pty) Limited	1.4	1.0
Agrihold (Pty) Limited	2.3	2.1
Golden Hytec Farming (Pty) Limited	1.4	1.2
Living Gold (Pty) Limited	23.1	20.1

	926.5	958.2

Tax Years Open for Assessments

Tax years open for assessments

South Africa (1)	2001-2009

Ghana (2)	All years open

Australia (3)	2002-2009

Peru (4)	2004-2009

Notes:

(1)	The South African Tax legislation allows the Revenue Authorities to reopen assessments issued for a period of up to 3 years after the assessments were issued.

(2)	The Ghanaian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity for any year without limitation to the years which may be reassessed.

(3)	The Australian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.

(4)	The Peruvian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.

EARNINGS PER SHARE (Tables)	6 Months Ended
Dec. 31, 2010
Earnings Per Share

	Six Months Ended December 31,		Fiscal Year Ended June, 30
	2010	(Unaudited) 2009	2010	2009
BASIC EARNINGS PER SHARE
Income available to common stockholders	12.6	295.1	391.0	160.9
Shares outstanding—beginning of period	705,903,511	704,749,849	704,749,849	653,200,682
Weighted average number of shares issued during the period	5,108,162	463,693	614,351	17,127,580

Weighted average number of shares issued at the end of the period	711,011,673	705,213,542	705,364,200	670,328,262

Basic earnings per share	0.02	0.42	0.55	0.24

DILUTED EARNINGS PER SHARE
Income available to common stockholders	12.6	295.1	391.0	160.9
Weighted average number of shares issued at the end of the period	711,011,673	705,213,542	705,364,200	670,328,262
Effect of dilutive securities	8,677,377	7,212,584	9,185,642	7,462,470

	719,689,050	712,426,126	714,549,842	677,790,732

Diluted earnings per share	0.02	0.41	0.55	0.24

RECEIVABLES (Tables)	6 Months Ended
Dec. 31, 2010
Receivables

	December 31, 2010	June 30, 2010
Product sale trade receivables	168.8	130.9
Other trade receivables	32.4	21.1
Deposits	0.2	5.4
Value added tax	92.9	106.4
Interest receivable	0.7	0.0
Payroll debtors	13.3	8.4
Prepayments (1)	78.7	17.1
Other	24.4	16.1

	411.4	305.4

(1)	Includes $54 million payment for the Far South East Project.

INVENTORIES (Tables)	6 Months Ended
Dec. 31, 2010
Inventories

	December 31, 2010	June 30, 2010
Ore stockpiles	57.8	61.1
Gold in-process	31.5	33.7
Consumable stores	156.4	134.3
Other	10.6	5.8

	256.3	234.9

PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Dec. 31, 2010
Property, Plant and Equipments

	December 31, 2010	June 30, 2010
Cost	12,771.6	11,038.9
Accumulated depreciation and amortization	(5,289.6)	(4,399.2)

	7,482.0	6,639.7

Mining properties, mine development costs, mine plant facilities and mineral interests	6,940.4	6,396.1
Asset retirement costs	108.2	94.1
Other non-mining assets	433.4	149.5

	7,482.0	6,639.7

Included in property, plant and equipment is cumulative capitalized interest, net of amortization, relating to the following assets:
South African operations	23.3	18.6
Tarkwa Mine	15.9	16.6
Cerro Corona	81.3	84.5

	120.5	119.7

GOODWILL (Tables)	6 Months Ended
Dec. 31, 2010
Goodwill

	December 31, 2010	June 30, 2010
Balance at beginning of the year	1,154.9	1,084.7
Translation adjustment	140.3	70.2

Balance at end of the year	1,295.2	1,154.9

NON-CURRENT INVESTMENTS (Tables)	6 Months Ended
Dec. 31, 2010
Non-Current Investments

	December 31, 2010	June 30, 2010
Listed investments (a)	124.4	76.8
Unlisted investments	1.7	1.3
Investments held by environmental trust funds (b)	168.6	133.8
Equity investees (c)	30.2	29.6
Other investments	19.4	12.8

	344.3	254.3

(a)	Listed investments mainly consist of:

	December 31, 2010		June 30, 2010
	Number of shares	Market value, $ per share	Number of shares	Market value, $ per share
Atacama Pacific Corp.	4,945,598	3.22	—	—
Mvelaphanda Resources Limited (1)	8,397,858	7.29	8,397,858	6.16
Conquest Mining Limited	51,783,388	0.58	51,783,388	0.30
GoldQuest Mining Corporation	13,962,500	0.39	13,962,500	0.11
Medoro Resources Limited	1,321,062	2.30	3,963,186	0.69
Gold One International Limited	12,500,000	0.33	12,500,000	0.26

(1)	Three million of the Mvelaphanda shares are subject to a scrip lending agreement—see note 13 (e).

The fair value of listed investments at December 31, 2010 of  $124.4 million (June 30, 2010:  $76.8 million) comprises a cost of  $82.5 million (June 30, 2010:  $68.3 million) and a net unrealized gain of  $41.9 million (June 30, 2010:  $8.5 million). The net unrealized gain comprises a gross unrealized gain of  $42.3 million (June 30, 2010:  $10.9 million) partly offset by a gross unrealized loss of  $0.4 million (June 30, 2010:  $2.4 million). The gross unrealized loss of  $0.4 million (June 30, 2010:  $2.4 million) comprises three equity investments (June 30, 2010: four) in listed entities. None of these equity investments have been in a continuous unrealized loss position for more than 12 months. A realized loss of  $0.4 million was reclassified from equity when listed investments were disposed off for the six months ended December 31, 2010 (Six months ended December 31, 2009: net gain of  $99.2 million).

(b)	The environmental trust funds are irrevocable trusts under the Group’s control. The monies in the trusts are invested primarily in interest bearing short-term (money market), government and other corporate bond investments and the costs of these investments approximate their fair value. The investments provide for the estimated cost of rehabilitation during and at the end of the life of the Group’s South African mines. While the asset is under the Group’s control, it is not available for the general purposes of the Group. All income from this asset is reinvested or spent to meet these obligations. These obligations are described in note 14, “Provision for Environmental Rehabilitation”.

(c)	Equity investees comprise the following:

		Ownership %		Market value
Investment	Description of business	December 31, 2010	June 30, 2010	December 31, 2010	June 30, 2010
Rusoro Mining Limited	Gold mining	26.4	26.4	51.3	31.1
Rand Refinery Limited	Refining of gold bullion and by-products	34.9	34.9	*	*

*	—Not readily determinable

Carrying Value of Equity Investment in Rusoro

The carrying value of the equity investment in Rusoro:

	December 31, 2010	June 30, 2010
Balance at July 1	18.2	48.4
Share of results, net of tax	1.8	(31.1)
Other comprehensive income	—	0.8

Balance at close	20.0	18.2

Summarized Financial Information of Rusoro

The summarized financial information of Rusoro, is shown below:

	December 31, 2010	June 30, 2010
Balance sheet:
Current assets	69.3	64.3
Non-current assets	957.3	956.7
Current liabilities	101.8	95.1
Non-current liabilities	346.9	355.5
Shareholders’ equity	576.7	570.4

Results for the period(1):
Revenues	42.7	98.5
Gross income	3.2	9.4
Net income/(loss)	7.4	(117.6)

Carrying Value of Equity Investment in Rand Refinery Limited

The carrying value of the equity investment in Rand Refinery Limited (“Rand Refinery”):

	December 31, 2010	June 30, 2010
Balance at July 1	11.4	2.8
Share of profits recognized	3.1	8.4
Dividend receivable	(5.4)	—
Translation	1.1	0.2
Balance at close	10.2	11.4

ACCOUNTS PAYABLE AND PROVISIONS (Tables)	6 Months Ended
Dec. 31, 2010
Accounts Payable and Provision

	December 31, 2010	June 30, 2010
Trade payables	206.1	158.3
Accruals	275.4	219.9
Payroll and other compensation	64.9	72.8
Leave pay accrual	71.8	61.8
Dividends payable	8.4	—
Short-term portion of the South Deep Dividend liability	2.7	—
Foreign levies payable	10.8	—
Short term portion of deferred income and mining tax	13.5	7.7
Other	17.0	31.4

	670.6	551.9

SHORT-TERM AND LONG-TERM LOANS (Tables)	6 Months Ended
Dec. 31, 2010
Long Term Loans

	December 31, 2010	June 30, 2010
Collateralized
—Split-tenor revolving credit facility (a)	—	430.0
—Syndicated revolving loan facility (b)	—	—
—Project finance facility (c)	—	100.0
—Preference shares (d)	91.4	96.3
—Scrip loan (e)	21.4	19.0
—Non-revolving Senior Secured Term Loan (f)	190.0	—
— $1 Billion Notes Issue (g)	986.6	—
Uncollateralized
—Domestic Medium Term Notes Program (h)	108.9	475.8
—Short-term syndicated facility (i)	—	—
—Other loans (j)	—	—

	1,398.3	1,121.1
Short-term loans and current portion of long-term loans	(261.7)	(691.1)

Total long-term loans	1,136.6	430.0

Split-Tenor Revolving Credit Facility

	December 31, 2010	June 30, 2010
Balance at July 1,	430.0	498.5
Loan advanced, net of transaction costs	70.0	221.0
Loan repayments	(500.0)	(289.5)

Balance at close	—	430.0

Syndicated Revolving Loan Facility

	December 31, 2010	June 30, 2010
Balance at July 1,	—	72.0
Loan advanced, net of transaction costs	—	200.0
Loan repayments	—	(272.0)

Balance at close	—	—

Project Finance Facility

	December 31, 2010	June 30, 2010
Balance at beginning of year	100.0	150.0
Loan repayments	(100.0)	(50.0)

Balance at end of year	—	100.0

Preference Shares

	December 31, 2010	June 30, 2010
Balance at July 1,	96.3	84.9
Preference share dividend	3.0	5.9
Redemptions	(19.3)	—
Translation	11.4	5.5

Balance at close	91.4	96.3

Scrip Loan

	December 31, 2010	June 30, 2010
Balance at July 1,	19.0	—
Loans advanced	—	19.5
Translation	2.4	(0.5)

Balance at close	21.4	19.0

Non-revolving Senior Secured Term Loan

	December 31, 2010	June 30, 2010
Loans advanced	200.0	—
Loans repaid	(10.0)	—

Balance at close	190.0	—

Guaranteed Notes Issued

	December 31, 2010	June 30, 2010
Notes Issued, net of transaction costs	986.4	—
Unwinding of transaction costs	0.2	—

Balance at close	986.6	—

Domestic Medium Term Notes Program

	December 31, 2010	June 30, 2010
Balance at July 1,	475.8	141.8
Notes issued	248.0	1,044.9
Settlements	(659.6)	(721.9)
Translation	44.7	11.0

Balance at close	108.9	475.8

Short-Term Syndicated Facility

	December 31, 2010	June 30, 2010
Balance at July 1,	—	20.0
Loan advanced	—	—
Repayments	—	(20.0)

Balance at close	—	—

Other Loans

	December 31, 2010	June 30, 2010
Balance at July 1,	—	136.5
Loans advanced	39.4	134.5
Loans repaid	(41.9)	(284.1)
Translation	2.5	13.1

Balance at close	—	—

Combined Aggregate Maturities of Short- and Long-Terms Loans	The combined aggregate maturities of short and long-term loans for each of the next five years at December 31, 2010 is tabulated below:

Maturity
1	261.7
2	40.0
3	40.0
4	40.0
Thereafter	1,016.6

1,398.3

PROVISION FOR ENVIRONMENTAL REHABILITATION (Tables)	6 Months Ended
Dec. 31, 2010
Reconciliation of Total Liability for Environmental Rehabilitation

The following is a reconciliation of the total liability for environmental rehabilitation:

	December 31, 2010	June 30, 2010
Asset retirement obligations
Balance at July 1	275.7	236.9
Addition to liabilities	12.3	11.9
Liabilities settled	(2.1)	(4.3)
Accretion of liability	10.9	19.3
Foreign currency translation adjustment	27.6	11.9

Balance at close	324.4	275.7

PROVISION FOR POST-RETIREMENT HEALTH CARE COSTS (Tables)	6 Months Ended
Dec. 31, 2010
Accrued Post-Retirement Health Care Costs

	December 31, 2010	June 30, 2010
Gold Fields Group (excluding South Deep) accrued post-retirement health care costs (a)	2.6	2.6
South Deep accrued post-retirement health care costs (b)	0.1	0.2
Gold Fields Group accrued post-retirement health care costs	2.7	2.8

Funded Status and Amounts Recognized by Gold Fields Group (Excluding South Deep) for Post-Retirement Health Care Costs

The following table sets forth the funded status and amounts recognized by the Group (excluding South Deep) for post-retirement health care costs:

	December 31, 2010	June 30, 2010
Actuarial present value	2.6	2.6
Plan assets at fair value	—	—

Accumulated benefit obligation in excess of plan assets	2.6	2.6
Prior service costs	—	—
Unrecognized net (gain)/loss	—	—

Post-retirement health care liability	2.6	2.6

Reconciliation of Benefit Obligation for Post Retirement Health Care Cost by Gold Fields Group (Excluding South Deep)

	December 31, 2010	June 30, 2010
The following is a reconciliation of the benefit obligation:
Balance at beginning of year	2.6	11.0
Service costs	(0.1)	0.9
Contributions paid	(0.5)	(0.2)
Release of cross subsidization liability	0.0	(9.7)
Foreign currency translation adjustment	0.6	0.6

Balance at end of year	2.6	2.6

Net Periodic Benefit Cost by the Group (Excluding South Deep)

	December 31, 2010	June 30, 2010
The net periodic benefit cost is explained as follows:
Service costs	(0.1)	0.9

Net periodic benefit cost	(0.1)	0.9

Funded Status and Amounts Recognized by South Deep for Post-Retirement Health Care Costs

The following table sets forth the funded status and amounts recognized by the Group for post-retirement health care costs:

	December 31, 2010	June 30, 2010
Actuarial present value	0.1	0.2
Plan assets at fair value	—	—
Accumulated benefit obligation in excess of plan assets	0.1	0.2
Prior service costs	—	—
Unrecognized net (gain)/loss	—	—

Post-retirement health care liability	0.1	0.2

Reconciliation of Benefit Obligation for Post Retirement Health Care Cost by South Deep

The following is a reconciliation of the benefit obligation:
Balance at beginning of year	0.2	0.4
Service costs	—	—
Contributions paid	(0.1)	(0.1)
Release of cross subsidization liability	—	(0.2)
Foreign currency translation adjustment	—	0.1

Balance at end of year	0.1	0.2

Net Periodic Benefit Cost by South Deep

	December 31, 2010	June 30, 2010
The net periodic benefit cost is explained as follows:
Service costs	—	—

Net periodic benefit cost	—	—

EMPLOYEE BENEFIT PLANS (Tables)	6 Months Ended
Dec. 31, 2010
Details of PVRS and SARS Granted Under Share Plan

Details of the PVRS and SARS granted under this Plan are as follows:

	Number of PVRS	Number of SARS	Average price
			Rand	$
Outstanding at June 30, 2008	5,396,887	3,837,937	112.73	14.09
Granted during the year	2,616,171	1,311,271	108.90	12.09
Exercised and released	(73,954)	—	—	—
Forfeited	(880,240)	(539,582)	121.07	13.44
Conditions for vesting not met	(226,900)	—	—	—

Outstanding at June 30, 2009	6,831,964	4,609,626	111.50	13.83
Granted during the year	3,177,552	1,564,217	90.84	11.98
Exercised and released	(341,309)	—	—	—
Forfeited	(619,793)	(513,571)	109.40	14.43
Conditions for vesting not met	(609,751)	—	—	—

Outstanding at June 30, 2010	8,438,663	5,660,272	106.00	14.00
Granted during the period	381,115	307,070	103.66	14.52
Exercised and released	(355,779)	(13,329)	103.07	14.44
Forfeited	(753,918)	(683,416)	104.01	14.57
Conditions for vesting not met	(60,000)	—	—	—

Outstanding at December 31, 2010	7,650,081	5,270,597	105.53	15.63

2005 Shares Plan Options Outstanding

The following tables summarize information relating to the options outstanding at December 31, 2010.

	Outstanding options
	Price range		Number of options	Contractual life (in years)	Weighted average exercise price
	Rand	$			Rand	$
Range of prices	60.00 – 84.99	8.89 – 12.59	11,675	3.85	69.91	10.36
	85.00 – 109.99	12.60 – 16.29	4,184,739	3.09	100.83	14.94
	110.00 – 134.99	16.30 – 20.00	1,074,183	1.94	124.37	18.43

Total			5,270,597	2.86	105.55	15.64

Options Granted Under GF Management Incentive Scheme

Details of the options granted under the GF Management Incentive Scheme are as follows:

	Number of Options	Average option price
		Rand	$
Outstanding at July 1, 2008	4,212,219	78.38	9.80
Granted during the year	—	—	—
Exercised and released	(1,367,882)	69.69	7.73
Forfeited	(539,916)	105.39	11.70

Outstanding at July 1, 2009	2,304,421	77.20	9.58
Granted during the year	—	—	—
Exercised and released	(778,172)	74.62	9.84
Forfeited	(173,616)	97.01	12.80

Outstanding at July 1, 2010	1,352,633	76.15	10.06
Granted during the period	—	—	—
Exercised and released	(348,430)	75.40	10.56
Forfeited	(27,670)	96.06	13.45

Outstanding at January 1, 2011	976,533	75.85	11.24

Directors Affected by GF Management Scheme Modification

The following directors were affected by the modification:

	Six Months Ended December 31,
	2010			2009
	Number of options	Weighted average price (Rand)	Contractual life extended by (years)	Number of options	Weighted average price (Rand)	Contractual life extended by (years)
Executive directors
Nicholas J. Holland	191,500	75.44	0.80	13,334	46.23	0.87
Paul Schmidt	15,934	74.75	0.64	—	—	—
Non-Executive directors
Kofi Ansah	6,700	68.59	0.50	—	—	—
Rupert L. Pennant-Rea	20,000	78.49	0.50	5,000	110.03	0.71
Chris I. Von Christierson	10,000	88.38	0.50	10,000	110.03	0.71
Alan J. Wright	—	—	—	10,000	110.03	0.71

	Fiscal Years Ended June 30,
	2010			2009
	Number of options	Weighted average price (Rand)	Contractual life extended by (years)	Number of options	Weighted average price (Rand)	Contractual life extended by (years)
Executive directors
Nicholas J. Holland	13,334	46.23	0.87	172,499	76.59	0.38
Terence P. Goodlace	—	—	—	3,167	154.65	0.01
Non-Executive directors
Kofi Ansah	—	—	—	6,700	68.59	0.39
Rupert L. Pennant-Rea	5,000	110.03	0.71	25,000	84.79	0.39
Chris I. Von Christierson	10,000	110.03	0.71	20,000	99.21	0.39
Alan J. Wright	10,000	110.03	0.71	55,000	68.41	0.39

GF Management Scheme Options Outstanding

The following tables summarize information relating to the options outstanding at December 31, 2010:

			Outstanding options
			Number of options	Contractual life (in years)	Weighted average exercise price
	Rand	$			Rand	$
Range of prices	35.00 – 59.99	5.19 – 8.89	59,866	0.73	46.23	6.85
	60.00 – 84.99	8.90 – 12.59	743,298	0.93	70.88	10.50
	85.00 – 109.99	12.60 – 16.29	106,269	0.50	92.65	13.73
	110.00 – 134.99	16.30 – 20.00	39,600	1.01	119.62	17.72
	135.00 – 159.99	20.01 – 23.70	27,500	0.52	146.71	21.73

Total			976,533	0.86	75.85	11.24

	Exercisable options
	Price range		Number of options	Weighted average exercise price
	Rand	$		Rand	$
Range of prices	35.00 – 59.99	5.19 – 8.89	59,866	46.23	6.85
	60.00 – 84.99	8.90 – 12.59	743, 298	70.88	10.50
	85.00 – 109.99	12.60 – 16.29	106,269	92.65	13.73
	110.00 – 134.99	16.30 – 20.00	39,600	119.62	17.72
	135.00 – 159.99	20.01 – 23.70	27,500	146.71	21.73

Total			976,533	75.85	11.24

Restricted Shares Granted Under 2005 Non-Executive Director Share Plan

Details of the restricted shares granted under this Plan are as follows:

No of restricted shares
Outstanding at June 30, 2008	80,600
Granted during the year	52,600
Exercised and released	(33,000)
Forfeited	—

Outstanding at June 30, 2009	100,200
Granted during the year	47,300
Exercised and released	(11,622)
Forfeited	—

Outstanding at June 30, 2010	135,878
Granted during the period	—
Exercised and released	(37,000)
Forfeited	—

Outstanding at December 31, 2010	98,878

Details of GF Non-Executive Director Share Plan

Details of the Plan are as follows:

	Number of Options	Average option price
		Rand	$
Outstanding as of June 30, 2008	146,700	83.81	10.48
Granted during the year	—	—	—
Exercised and released	(25,000)	43.70	4.85
Forfeited	(40,000)	99.21	11.01

Outstanding as of June 30, 2009	81,700	88.54	10.99
Granted during the year	—	—	—
Exercised and released	—	—	—
Forfeited	—	—	—

Outstanding as of June 30, 2010	81,700	88.54	11.70
Granted during the period	—	—	—
Exercised and released	(20,000)	78.49	10.99
Forfeited	(25,000)	110.03	15.41

Outstanding as of December 31, 2010	36,700	79.37	11.76

GF Non-Executive Director Share Plan Options Outstanding

The following tables summarize information relating to options outstanding under the GF Non-Executive Director Share Plan as of December 31, 2010:

			Outstanding options
				Weighted average
	Rand	$	Number of options	Contractual life years	Exercise price
					Rand	$
Range of prices	60.00 – 84.99	8.89 – 12.59	16,700	1.14	68.59	10.16
	85.00 – 109.99	12.60 – 16.29	20,000	0.37	88.38	13.09

			36,700	0.72	79.37	11.76

			Exercisable options
				Weighted average
	Rand	US $	Number of options	Contractual life years	Exercise price
					Rand	$
Range of prices	60.00 – 84.99	8.89 – 12.59	16,700	1.14	68.59	10.16
	85.00 – 109.99	12.60 – 16.29	20,000	0.37	88.38	13.09

			36,700	0.72	79.37	11.76

Assumptions Used to Value Options

The Group uses the Black Scholes Model to value the SARS. The inputs to the model for awards granted during the period were as follows:

	Six Months Ended December 31,		Fiscal Years Ended June 30,
	2010	2009	2010	2009
Weighted average exercise price—Rand	93.89	102.44	90.84	108.90
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	50.2%	52.6%	52.0%	51.7%
Expected term (years)	3.0 – 4.2	3.0 – 4.2	3.0 – 4.2	3.0 – 4.2
Long-term expected dividend yield	1.00%	0.96%	1.00%	1.80%
Weighted average risk free interest rate	6.90%	7.39%	7.90%	6.90%
Weighted average fair value—Rand	55.06	52.72	43.82	45.90

The Group uses the Monte-Carlo Simulation to value the PVRS. The inputs to the model for awards granted during the year were as follows:

	Six Months Ended December 31,		Fiscal Years Ended June 30,
	2010	2009	2010	2009
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	50.1%	64.3%	50.4%	67.8%
Expected term (years)	3.0	3.0	3.0	3.0
Historical dividend yield	1.90%	1.21%	1.40%	2.30%
Weighted average risk free interest rate (based on US interest rate)	0.20%	0.22%	0.20%	0.60%
Weighted average fair value—Rand	191.38	204.15	155.78	209.40

DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE AND CREDIT RISK OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Dec. 31, 2010
Estimated Fair Values of Financial Instruments

The estimated fair values of the Group’s financial instruments are:

	December 31, 2010		June 30, 2010
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash and cash equivalents	809.5	809.5	500.7	500.7
Receivables	411.4	411.4	305.4	305.4
Non-current investments	344.3	344.3	254.3	254.3
Financial liabilities
Long-term loans	1,136.6	1,107.5	430.0	430.0
Accounts payable and provisions	670.6	670.6	551.9	551.9
Interest payable	4.1	4.1	4.5	4.5
Current portion of long-term loans	261.7	261.2	691.1	691.1
Other non-current liabilities	19.7	19.7	—	—

Financial Assets Measured at Fair Value by Level

	Fair value at December 31, 2010
	Total $ m	Level 1 $ m	Level 2 $ m	Level 3 $ m
Assets:
Cash equivalents	224.3	224.3	—	—
Listed investments	124.4	124.4	—	—
Investments held by environmental trust funds	168.5	120.0	48.5	—
Unlisted investments	1.7	—	—	1.7
Trade receivable from provisional copper concentrate sales, net	83.2	—	83.2	—

	602.1	468.7	131.7	1.7

	Fair value at June 30, 2010
	Total $ m	Level 1 $ m	Level 2 $ m	Level 3 $ m
Assets:
Cash equivalents	41.5	41.5	—	—
Listed investments	76.8	76.8	—	—
Investments held by environmental trust funds	133.8	80.3	53.5	—
Unlisted investments	1.3	—	—	1.3
Trade receivable from provisional copper concentrate sales, net	45.7	—	45.7	—

	299.1	198.6	99.2	1.3

Changes in Fair Value of Level 3 Financial Assets

The table below sets forth a summary of changes in the fair value of our Level 3 financial assets.

	December 31, 2010	June 30, 2010
Balance at the beginning of the period	1.3	0.8
Additions	—	0.9
Settlements	(0.8)	(0.7)
Impairments	—	(0.5)
Unrealised gain	1.2	0.8

Balance at the end of the period	1.7	1.3

ADDITIONAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Dec. 31, 2010
Interest Paid Included in Net Cash Provided by Operating Activities

	Six Months Ended December 31,		Fiscal Year Ended June 30,
	2010	(Unaudited) 2009	2010	2009

Interest paid before capitalization	36.4	33.7	71.7	137.5

COMMITMENTS (Tables)	6 Months Ended
Dec. 31, 2010
Commitment

	December 31, 2010	June 30, 2010
Capital expenditure
—authorized
South Africa—Driefontein	143.9	143.5
South Africa—Kloof	231.3	198.9
South Africa—Beatrix	96.8	87.2
South Africa—South Deep(1)	573.4	568.9
Ghana—Tarkwa	67.7	148.9
Ghana—Damang	53.1	7.5
Peru—Cerro Corona	44.0	29.4
Australia—St Ives	22.3	58.1
Australia—Agnew	59.0	10.2
Other	0.1	0.2

	1,291.6	1,252.8

(1)	The capital expenditure for the South Deep capital development project is estimated at $1.1 billion (R8.4 billion) for the five year period 2010-2014. During six months ended December 31, 2010, $140.5 million (R1.0 billion) was spent. Of the balance of $0.9 billion (R5.8 billion), $0.6 billion (R3.9 billion) has been authorised and is included in the above.

The above capital expenditure amounts are based on management accounts which are prepared based on International Financial Reporting Standards.

—contracted for	167.4	236.9
Other guarantees	2.2	2.6

GEOGRAPHICAL AND SEGMENT INFORMATION (Tables)	6 Months Ended
Dec. 31, 2010
Segment Results

	Six Months Ended December 31, 2010
	South Africa			Ghana		Australia	Peru
	KDC	Beatrix	South Deep	Tarkwa	Damang	St Ives/ Agnew	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Statement of operations
Revenue	814.3	259.1	188.2	468.1	152.1	415.8	266.6	—	—	2,564.2
Operating costs(1)	(533.6)	(172.8)	(139.5)	(205.4)	(73.9)	(228.9)	(77.4)	(33.1)	(43.6)	(1,508.2)
Gold inventory change(2)	—	—	—	(2.8)	0.5	11.0	1.6	—	(4.7)	5.6

Operating profit	280.7	86.3	48.7	259.9	78.7	197.9	190.8	(33.1)	(48.3)	1,061.6
Amortization and depreciation	(122.5)	(36.9)	(37.8)	(43.5)	(12.7)	(95.6)	(29.1)	(10.9)	(0.4)	(389.4)

Net operating profit/(loss)	158.2	49.4	10.9	216.4	66.0	102.3	161.7	(44.0)	(48.7)	672.2
Exploration expenditure	—	—	—	—	—	—	—	(49.1)	(1.8)	(50.9)
Feasibility and evaluation	—	—	—	—	—	—	—	(9.3)	—	(9.3)
Other items as detailed in statement of operations	(148.9)	(47.7)	(22.9)	(11.6)	(6.0)	(5.6)	(12.1)	(117.6)	(1.4)	(373.8)
Royalty	(11.8)	(1.3)	(0.9)	(8.7)	(3.1)	(10.2)	(7.3)	—	—	(43.3)
Current taxation	(20.5)	(0.4)	—	(54.8)	(18.6)	0.0	(47.1)	(18.1)	—	(159.5)
Deferred taxation	33.7	(7.9)	(0.6)*	(5.7)	1.2	(25.7)	(1.9)	(0.6)	33.2	25.7

Profit/(loss) after taxation	10.7	(7.9)	(13.5)	135.6	39.5	60.8	93.3	(238.7)	(18.7)	61.1

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.

*	Indicative as tax is provided in the holding companies of South Deep.

	December 31, 2010
	South Africa			Ghana		Australia	Peru
	KDC	Beatrix	South Deep	Tarkwa	Damang	St Ives/ Agnew	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Balance sheet
Total assets (excluding deferred tax assets)	1,937.9	237.5	126.6	1,193.3	250.0	1,348.3	1,063.2	4,370.8	182.4	10,710.0
Total liabilities excluding deferred tax	437.1	(93.0)	67.5	189.4	70.5	186.8	288.5	1,427.7	(12.0)	2,562.5
Deferred tax liability/(asset)	525.6	128.9	0.6	185.7	15.8	187.2	35.2	(33.1)	19.4	1,065.3
Capital expenditure	177.3	42.7	140.5	116.6	56.3	80.5	31.4	4.7	(56.4)	593.6

(1)	Operating costs for management reporting purposes includes: Corporate expenditure— $20.7 million, Environmental rehabilitation— $10.9 million and Employee termination costs— $35.3 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.

(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the financial year.

	Six Months Ended December 31, 2009 (unaudited)
	South Africa				Ghana		Australia	Peru
	Driefontein	Kloof	Beatrix	South Deep	Tarkwa	Damang	St Ives/ Agnew	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Statement of operations
Revenue	385.3	326.0	222.7	140.8	359.5	98.6	296.4	194.6	—	—	2,023.9
Operating costs(1)	(246.9)	(223.6)	(152.6)	(104.6)	(177.4)	(58.6)	(186.5)	(66.7)	—	(49.7)	(1,266.6)
Gold inventory change(2)	—	—	—	—	11.5	(1.2)	2.7	(1.0)	—	1.3	13.3

Operating profit	138.4	102.4	70.1	36.2	193.6	38.8	112.6	126.9	—	(48.4)	770.6
Amortization and depreciation	(38.2)	(55.4)	(37.5)	(28.3)	(50.4)	(7.8)	(50.7)	(27.0)	(9.2)	13.9	(290.6)

Net operating profit/(loss)	100.2	47.0	32.6	7.9	143.2	31.0	61.9	99.9	(9.2)	(34.5)	480.0
Exploration expenditure	—	—	—	—	—	—	—	—	(39.4)	(0.5)	(39.9)
Other items as detailed in statement of operations	(6.3)	(4.8)	(3.1)	(8.9)	(3.9)	(1.6)	(1.7)	(39.2)	136.6	7.3	74.4
Current taxation	(17.8)	(2.8)	(0.2)	—	(23.3)	(10.9)	(7.2)	(32.2)	(28.6)	—	(123.0)
Deferred taxation	(13.8)	(8.5)	(11.8)	0.4 *	(24.1)	0.1	(15.9)	3.8	0.7	6.6	(62.5)

Profit/(loss) after taxation	62.3	30.9	17.5	(0.6)	91.9	18.6	37.1	32.3	60.1	(21.1)	329.0

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.

(1)	Operating costs for management reporting purposes includes: Corporate expenditure— $23.5 million, Environmental rehabilitation— $9.9 million and Employee termination costs— $4.3 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.

(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the financial year.

	Fiscal Year Ended June 30, 2010
	South Africa				Ghana		Australia	Peru
	Driefontein	Kloof	Beatrix	South Deep	Tarkwa	Damang	St Ives/ Agnew	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Statement of operations
Revenue	770.9	613.2	424.7	288.7	790.1	226.9	638.4	411.4	—	—	4,164.3
Operating costs(1)	(505.6)	(451.8)	(299.9)	(220.9)	(387.0)	(130.7)	(398.2)	(135.0)	—	(118.5)	(2,647.6)
Gold inventory change(2)	—	—	—	—	11.4	(2.1)	12.9	1.3	—	5.9	29.4

Operating profit	265.3	161.4	124.8	67.8	414.5	94.1	253.1	277.7	—	(112.6)	1,546.1
Amortization and depreciation	(82.0)	(105.6)	(71.5)	(59.7)	(111.0)	(17.2)	(116.8)	(55.3)	(19.1)	6.9	(631.3)

Net operating profit/(loss)	183.3	55.8	53.3	8.1	303.5	76.9	136.3	222.4	(19.1)	(105.7)	914.8
Exploration expenditure	—	—	—	—	—	—	—	—	(80.9)	(1.6)	(82.5)
Other items as detailed in statement of operations	(12.0)	(14.1)	(6.4)	(24.8)	(10.9)	(3.3)	(5.8)	(53.2)	145.2	4.4	19.1
Current taxation	(32.6)	(3.7)	(1.0)	(0.5)	(70.3)	(28.3)	(16.5)	(51.2)	(29.9)	—	(234.0)
Deferred taxation	(26.5)	(15.4)	(18.6)	6.5 *	(34.4)	0.5	(34.7)	(27.0)	3.5	21.7	(124.4)

Profit/(loss) after taxation	112.2	22.6	27.3	(10.7)	187.9	45.8	79.3	91.0	18.8	(81.2)	493.0

	June 30, 2010
	South Africa				Ghana		Australia	Peru
	Driefontein	Kloof	Beatrix	South Deep	Tarkwa	Damang	St Ives/ Agnew	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Balance sheet
Total assets	1,076.5	661.2	140.5	132.0	1,059.0	177.4	1,082.6	886.0	3,812.6	153.6	9,181.4
Total liabilities excluding deferred tax	307.2	142.8	(114.9)	78.9	144.6	36.7	157.9	218.0	1,109.2	(27.6)	2,052.8
Deferred tax liability/(asset)	263.6	236.9	107.5	—	180.0	17.1	138.2	33.3	(33.0)	46.6	990.2
Capital expenditure	150.3	145.7	85.8	212.8	148.6	29.8	158.2	85.6	4.5	(108.2)	913.1

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.

(1)	Operating costs for management reporting purposes includes: Corporate expenditure— $47.5 million, Environmental rehabilitation— $19.3 million and Employee termination costs— $10.2 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.

(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the financial year.

	Fiscal Year Ended June 30, 2009
	South Africa				Ghana		Australia	Peru
	Driefontein	Kloof	Beatrix	South Deep	Tarkwa	Damang	St Ives/ Agnew	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Statement of operations
Revenue	726.5	562.3	339.1	155.2	537.2	175.7	548.5	183.8	—	—	3,228.3
Operating costs(1)	(391.8)	(342.3)	(226.1)	(131.9)	(338.1)	(132.4)	(330.3)	(86.4)	—	(106.0)	(2,085.3)
Gold inventory change(2)	—	—	—	—	18.0	2.3	(1.1)	4.1	—	11.4	34.7

Operating profit	334.7	220.0	113.0	23.3	217.1	45.6	217.1	101.5	—	(94.6)	1,177.7
Amortization and depreciation	(69.4)	(76.9)	(48.3)	(31.4)	(55.0)	(18.8)	(104.9)	(38.9)	(16.2)	26.2	(433.6)

Net operating profit/(loss)	265.3	143.1	64.7	(8.1)	162.1	26.8	112.2	62.6	(16.2)	(68.4)	744.1
Exploration expenditure	—	—	—	—	—	—	—	—	(56.4)	(1.6)	(58.0)
Other items as detailed in statement of operations	(21.0)	(17.0)	(7.0)	6.1	(14.3)	(9.6)	0.4	(17.8)	(74.8)	20.1	(134.9)
Current taxation	(66.9)	(28.2)	(0.1)	—	(16.1)	(8.3)	(21.0)	(16.1)	(16.2)	—	(172.9)
Deferred taxation	(19.6)	(12.2)	(21.8)	0.8 *	(31.8)	0.3	(21.8)	(3.3)	21.1	(3.4)	(91.7)

Profit/(loss) after taxation	157.8	85.7	35.8	(1.2)	99.9	9.2	69.8	25.4	(142.5)	(53.3)	286.6

*	Indicative as tax is provided in the holding companies of South Deep

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.

(1)	Operating costs for management reporting purposes includes: Corporate expenditure— $35.5 million, Environmental rehabilitation— $13.9 million and Employee termination costs— $21.0 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.

(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the financial year.

Breakdown of Reconciling Items

The following provides a breakdown of the reconciling items for each line item presented

			Six Months Ended December 31,		Fiscal Year Ended June 30,
			2010	(Unaudited) 2009	2010	2009

Operating costs
On-mine exploration	(k	)	(3.6)	(9.8)	(18.3)	(24.3)
Provision for rehabilitation	(l	)	0.4	0.5	1.7	4.7
Cut-backs	(j	)	(52.7)	(36.6)	(90.0)	(64.3)
Deferred stripping	(n	)	12.3	(3.8)	(11.9)	(22.1)

			(43.6)	(49.7)	(118.5)	(106.0)

Gold inventory
Inventory	(o	)	(5.3)	0.5	4.5	6.3
Inventory stockpiles	(s	)	0.6	0.8	1.4	5.1

			(4.7)	1.3	5.9	11.4

Amortization and depreciation
Business combination—formation of Original Gold Fields	(a	)	(2.7)	(3.0)	(5.3)	(5.0)
Business combination—formation of Gold Fields	(b	)	(1.7)	(1.6)	(3.3)	(2.8)
Business combination—purchase of St. Ives and Agnew	(c	)	0.3	0.2	0.5	0.7
Business combination—purchase of Abosso	(d	)	0.1	0.1	0.1	0.2
Amortization of reserves	(h	)	(23.2)	(13.0)	(37.6)	0.6
Cut-backs	(j	)	16.3	28.3	54.6	13.1
Amortization—inclusion of future costs	(i	)	13.5	4.3	1.4	19.9
Amortization—capitalized interest	(r	)	(3.3)	(3.0)	(6.6)	(1.7)
Provision for rehabilitation	(l	)	0.3	1.6	3.1	1.3

			(0.4)	13.9	6.9	26.3

Exploration expenditure
Exploration costs	(k	)	(1.8)	(0.5)	(1.6)	(1.6)

Other items as detailed in the statement of operations
Impairment of assets	(g	)	—	—	—	(0.2)
Mvelaphanda transaction—interest paid	(q	)	—	—	—	(32.4)
Mvelaphanda transaction—debt insurance costs	(q	)	—	—	—	(0.5)
Mvelaphanda transaction—profit on close out of hedge	(q	)	—	—	—	4.9
Interest capitalization	(r	)	—	(2.8)	(5.2)	51.7
Other			(1.4)	10.1	9.6	(3.3)

			(1.4)	7.3	4.4	20.1

		December 31, 2010	June 30, 2010
Total liabilities excluding deferred income and mining taxes
Provision for rehabilitation	(l)	(12.0)	(27.6)
Other		—	—

		(12.0)	(27.6)

Total assets
Business combination—formation of Original Gold Fields	(a)	102.2	94.9
Business combination—formation of Gold Fields	(b)	41.5	38.6
Business combination—purchase of St Ives and Agnew	(c)	(2.3)	(2.3)
Business combination—purchase of Abosso	(d)	(1.1)	(1.1)
Business combination—purchase of South Deep	(f)	611.2	544.5
Cutbacks	(j)	(250.2)	(210.9)
Amortization of reserves	(h)	(156.1)	(113.7)
Amortization—inclusion of future costs	(i)	88.7	64.4
Amortization—Interest capitalised	(r)	(10.9)	(6.6)
Exploration costs	(k)	(241.8)	(206.2)
Provision for rehabilitation	(l)	(2.3)	(18.0)
Investments in affiliates	(m)	15.7	(16.7)
Deferred stripping	(n)	(84.8)	(84.8)
Inventory at net realizable value	(o)	14.2	18.8
Impairment of Agnew	(p)	(50.9)	(44.0)
Interest capitalization	(r)	110.6	98.7
Inventory stockpiles	(s)	(1.3)	(2.0)

		182.4	153.6

Notes to the reconciliation of segment information to the historical financial statements

(a)	Business combination—formation of Original Gold Fields

For management reporting purposes, the formation of Original Gold Fields was accounted for as a uniting-of-interests. Under U.S. GAAP, the Company accounted for the assets and liabilities acquired from Gold Fields of South Africa Limited at historical cost, and the assets and liabilities acquired from Gencor and outside shareholders as a purchase.

(b)	Business combination—formation of Gold Fields

For management reporting purposes, the difference between the purchase price and net asset value of acquired assets that arose on this transaction was set-off against shareholders’ equity. Under U.S. GAAP, the excess purchase price was capitalized to property, plant and equipment and is being amortized over its useful life.

(c)	Business combination—purchase of St. Ives and Agnew

For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.

(d)	Business combination—purchase of Abosso

For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.

(e)	Business combination—purchase of Bolivar

For management reporting purposes, the entire interest acquired was fair valued upon gaining a controlling interest. Under U.S. GAAP, only the additional interest acquired was fair valued. In addition, U.S. GAAP requires retrospective equity accounting from the date the interest is acquired until the Group obtains control and the investment becomes a subsidiary. For management reporting purposes no retrospective equity accounting was applied.

(f)	Business combinations—purchase of South Deep

For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.

For management reporting purposes, the entire interest acquired in South Deep was fair value upon gaining a controlling interest. Under U.S. GAAP, only the additional interest acquired was accounted for at fair value; assets acquired before obtaining control are stated at historical carrying amounts. In addition, U.S. GAAP requires retrospective equity accounting from the date the interest is acquired until the Group obtains control and the investment becomes a subsidiary. For management reporting purposes no retrospective equity accounting is applied.

For management reporting purposes, any excess arising over the purchase price paid and the fair value of the net identifiable assets and liabilities acquired for additional interests in subsidiaries from minority shareholders are recorded directly in equity (‘economic entity model’). Under U.S. GAAP, any excess over the purchased price paid and the fair value of the net identifiable assets and liabilities are recorded as goodwill (‘parent company model’).

(g)	Impairment of assets

Prior to fiscal 2003, impairment charges were recorded for management purposes based on discounted cash flows, but not recorded under U.S. GAAP, since the undiscounted cash flows exceeded the carrying amounts of the assets under U.S. GAAP.

(h)	Amortization of reserves

For management reporting purposes, a portion of ore resources at the Australian operations, based on the philosophy of “endowment”, is used for calculating depreciation and amortization. Under U.S. GAAP, depreciation and amortization is calculated based upon existing proven and probable reserves.

(i)	Amortization—inclusion of future costs

For management reporting purposes, future mine development costs are included in mining assets in calculating depreciation and amortization. Under U.S. GAAP, future development costs are not included in the calculation of depreciation and amortization.

(j)	Cut-backs

For management reporting purposes, waste laybacks at surface operations are capitalized as mine development costs. Under U.S. GAAP, once the production phase of a mine has commenced, waste laybacks are considered variable production costs that should be included as a component of inventory to be recognized in Production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory. As a result, capitalization of waste laybacks is appropriate only to the extent product inventory exists at the end of a reporting period.

(k)	Exploration costs

For management reporting purposes, exploration costs are capitalized from the date the drilling program confirms sufficient evidence of mineralization to proceed with a feasibility study. Under U.S. GAAP, exploration costs are capitalized from the date a bankable feasibility study is completed.

(l)	Provision for rehabilitation

Amortization of rehabilitation asset

The rehabilitation asset’s carrying value for management reporting purposes is different to that under U.S. GAAP, which results in a different amortization charge.

Revisions to the asset retirement obligation

For management reporting purposes, all changes in the carrying amount of the obligation are recognized as an increase or decrease in the carrying amount of the associated capitalized retirement cost. Due to differences in the capitalized retirement cost between management reporting and U.S. GAAP, differences could arise. Changes resulting from revisions in the timing or amount of estimated cash flows are recognized as an increase or decrease in the carrying amount of the asset retirement obligation and the associated capitalized retirement cost for U.S. GAAP.

In addition, the current discount rate is applied to measure the retirement obligation for management reporting purposes. Under U.S. GAAP any decreases in the asset retirement obligation as a result of downward revisions in cash flow estimates should be treated as a modification of an existing asset retirement obligation, and should be measured at the historical discount rate used to measure the initial asset retirement obligation.

(m)	Investments in equity investees

For management reporting purposes an equity investment exceeding a 20% shareholding was treated as an available-for-sale investment prior to fiscal 2003. Under U.S. GAAP this investment was accounted for under the equity method since acquisition.

In addition, for management reporting purposes, Gold Fields’ share of an equity investee’s losses in fiscal 2009 and 2008 was based on the latest available results of the equity investee at the time of preparation of the management report (results through March 31, 2009 and 2008). Under U.S. GAAP, Gold Fields’ share of the equity investee’s losses was based on results of the equity investee through June 30, 2009 and 2008.

In addition under U.S. GAAP, Gold Fields’ investment in an equity investee was written down to the market value of the investment at June 30, 2008, but not recorded for management reporting purposes. At June 30, 2009, Gold Fields investment in the equity investee was written down to market value for both management reporting purposes and U.S. GAAP.

(n)	Deferred stripping

For management reporting purposes, the Company defers the waste stripping costs in excess of the expected average pitlife stripping ratio. Under U.S. GAAP, waste stripping costs are considered costs of the extracted minerals and recognized as a component of inventory to be recognized in production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory.

(o)	Inventory

Under U.S. GAAP additional amortization, waste normalization and cut backs expensed are included in the cost of inventory produced. No such absorption of costs occurred for management reporting purposes. Additionally, for management reporting purposes, no adjustment is required to record inventory at net realizable value. Under U.S. GAAP, due to the impact of the amortization adjustments on the inventory valuation, an adjustment may be required to record inventory at the lower of cost and net realizable value.

(p)	Impairment of Agnew

For management reporting purposes the Agnew mine was not determined to be impaired. Under U.S. GAAP the Agnew mine was determined to be impaired and an impairment charge was recognized.

(q)	Mvelaphanda transaction

—	Classification of instrument

For management reporting purposes the Mvela loan is split between a debt component and an equity component. Under U.S. GAAP the Mvela loan is classified as debt.

—	Interest paid

Due to the classification of the Mvela loan as debt under U.S. GAAP, additional interest is charged to the income statement.

—	Debt issuance cost

For management reporting purposes debt issuance cost is set off against debt. Under U.S. GAAP debt issuance cost is recorded as a deferred cost within accounts receivable.

—	Fair value hedge accounting

For management reporting purposes only the amortizing swap is treated as a fair value hedge in relation to the debt component of the Mvela loan. Under U.S. GAAP both the amortizing and accreting swap are treated as a fair value hedge as the entire loan is classified as debt.

—	Profit on close out of hedge

For management reporting purposes the profit on close-out of the interest rate swaps was accounted for in earnings at the time the swaps were closed out. Under U.S. GAAP the profit is deferred and amortized to earnings over the life of the hedged item.

(r)	Interest capitalization

For management reporting purposes, borrowing costs are capitalized to the extent that qualifying assets are financed through specific debt financing or general outstanding debt not for any specific purpose other than funding the operations of the Group. Under U.S. GAAP, total outstanding debt financing is taken into account in calculating the amount of borrowing cost to be capitalized.

(s)	Inventory stockpiles

For management reporting purposes, previous impairment charges writing down stockpiles to net realizable values are reversed when the net realizable value rises above the original cost. Under U.S. GAAP, the net realizable value is deemed the new base cost and impairment charges are not reversed.

Depreciation of Non-Mining Assets (Detail)	6 Months Ended
Dec. 31, 2010
Vehicles
Depreciation Rate	20.00%
Computers
Depreciation Rate	33.30%
Furniture and Equipment
Depreciation Rate	10.00%

SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail)	6 Months Ended
	Dec. 31, 2010	Dec. 31, 2010
Tax benefit from an uncertain tax position recognized, Minimum likelihood of being realized upon settlement, percent	50.00%
Leach pad production cycles project recoveries, minimum percentage of the placed recoverable ounces in the first year of leaching		50.00%
Leach pad production cycles project recoveries, maximum percentage of the placed recoverable ounces in the first year of leaching		70.00%
Contracts for the Sales of copper concentrate provisional price, final adjustment period, minimum number of days after delivery		30 days
Contracts for the Sales of copper concentrate provisional price, final adjustment period, maximum number of days after delivery		90 days

ACQUISITION AND DISPOSAL OF BUSINESSES - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended	6 Months Ended	1 Months Ended				1 Months Ended
	Jun. 30, 2009	Jun. 30, 2009 IRCA (Pty) Limited	Jun. 30, 2008 Essakane joint venture	Oct. 11, 2007 Essakane joint venture	Jun. 30, 2008 Orezone Resources Inc	Dec. 31, 2009 IAMGOLD	Jun. 30, 2010 Far Southeast (FSE) Deposit Initial Payment The Philippines Lepanto Consolidated Mining Company	Jun. 30, 2010 Far Southeast (FSE) Deposit Initial Payment The Philippines Liberty Express Assets	Jun. 30, 2010 Far Southeast (FSE) Deposit Option Payment, 12 Months The Philippines Liberty Express Assets	Jun. 30, 2010 Far Southeast (FSE) Deposit Option Payment, 18 Months The Philippines Liberty Express Assets	Jun. 30, 2010 Far Southeast (FSE) Deposit The Philippines
Significant Acquisitions and Disposals [Line Items]
Agreement to sell ownership (equity) percentage			60.00%
Orezone shares exchanged for shares in IAMGold						3,300,000
Total consideration from selling equity investment				$ 200
Disposal of assets, cash consideration	5	5	152
Disposal of assets, newly-issued shares received			41,666,667
Disposal of assets, realizing a gain/(loss)	(0.3)	(0.3)
Disposal of assets, newly-issued shares received, value			48			33.4
Gain (loss) on disposal of assets, newly-issued shares received						7.2
Share ownership percentage after disposal					12.20%
Percentage to acquire undeveloped gold-copper Far Southeast (FSE) deposit under option agreement with Lepanto Consolidated Mining Company and Liberty Express Assets											60.00%
Terms of option agreement to acquire undeveloped gold-copper Far Southeast (FSE) deposit											Gold Fields entered into option agreements with Lepanto Consolidated Mining Company, or Lepanto, a company listed in the Philippines, and Liberty Express Assets, or Liberty, a private holding company, to acquire a 60% interest in the undeveloped gold-copper Far Southeast, or FSE, deposit in the Philippines. The agreements provide Gold Fields with an 18-month option on FSE, during which time Gold Fields will conduct a major drilling programme as part of a feasibility study on FSE.
Pre-agreed acquisition price for a 60% interest in FSE							10	44			340
Pre-agreed acquisition price for a 60% interest in FSE									$ 66	$ 220

Finance Expenses (Detail) (USD $) In Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2010	Jun. 30, 2009
Component of Other Expense, Nonoperating [Line Items]
Interest expense-preference share dividend	$ (3.1)	$ (2.9)	$ (5.9)	$ (9.8)
Interest expense-other	(33.3)	(30.8)	(65.8)	(92.8)
Total finance expense	(36.4)	(33.7)	(71.7)	(137.5)
Capitalized interest	4.7	2.4	6.5	63.6
Finance expense	(31.7)	(31.3)	(65.2)	(73.9)
Mvelaphanda Resources Limited
Component of Other Expense, Nonoperating [Line Items]
Interest expense-Mvelaphanda loan				$ (34.9)

Income and Mining Tax Expense (Detail) (USD $) In Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2010	Jun. 30, 2009
Income Taxes [Line Items]
Current income and mining taxes	$ (159.5)	$ (123)	$ (234)	$ (172.9)
Deferred income and mining taxes	25.7	(62.5)	(124.4)	(91.7)
Income and mining tax expense	(133.8)	(185.5)	(358.4)	(264.6)
South Africa
Income Taxes [Line Items]
Current income and mining taxes	(39)	(49.2)	(67.7)	(101.6)
Deferred income and mining taxes	44.9	(34.5)	(58.6)	(37.5)
Ghana
Income Taxes [Line Items]
Current income and mining taxes	(73.4)	(34.2)	(98.6)	(34.2)
Deferred income and mining taxes	4.5	(22.9)	(28.1)	(24.7)
Australia
Income Taxes [Line Items]
Current income and mining taxes		(7.4)	(16.5)	(21)
Deferred income and mining taxes	(22.9)	(8.8)	(12.3)	(12.8)
Peru
Income Taxes [Line Items]
Current income and mining taxes	(47.1)	(32.2)	(51.2)	(16.1)
Deferred income and mining taxes	$ (0.8)	$ 3.7	$ (25.4)	$ (16.7)

Pre-Tax Income Before Impairment of Equity Investee and Share of Equity Investee's Share of Losses (Detail) (USD $) In Millions	6 Months Ended				12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Jun. 30, 2010		Jun. 30, 2009
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	$ 194.8		$ 514.5		$ 851.4		$ 551.2
South Africa
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	(221)		131.8		192		269.9
Ghana
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	216.8		163.6		343.1		140.7
Australia
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	77.3		35.3		55.7		92.3
Peru
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	139.4		58.7		164.6		82.7
British Virgin Islands
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	$ (17.7)	[1]	$ 125.1	[1]	$ 96	[1]	$ (34.4)	[1]

[1]	The pre-tax loss relates to non-operating entitites incorporated in the British Virgin Islands and includes, in the six months ended December 31, 2010, a net gain on disposal of listed investments (2009: a net gain on disposal and impairment of listed investments).

INCOME AND MINING TAX EXPENSE - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended					6 Months Ended						6 Months Ended				6 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Gold Fields Australia (Pty) Limited South Africa	Jun. 30, 2010 Gold Fields Australia (Pty) Limited South Africa	Dec. 31, 2010 South Africa	Jun. 30, 2010 South Africa	Dec. 31, 2010 South Africa Mining Income	Dec. 31, 2009 South Africa Mining Income	Dec. 31, 2010 South Africa Non Mining Income	Dec. 31, 2009 South Africa Non Mining Income	Dec. 31, 2010 Gold Fields Ghana Limited	Jun. 30, 2010 Gold Fields Ghana Limited	Dec. 31, 2010 Abosso Goldfields Limited	Jun. 30, 2010 Abosso Goldfields Limited	Dec. 31, 2010 Gold Fields La Cima	Jun. 30, 2010 Gold Fields La Cima	Dec. 31, 2010 Orogen Investments SA (Luxembourg)	Jun. 30, 2010 Orogen Investments SA (Luxembourg)
Income Taxes [Line Items]
South African statutory income tax rate						43.00%	43.00%	35.00%	35.00%
Impact of royalty expense on product sales, predetermined percentage	5.00%
Unredeemed capital expenditure				$ 1,824.5	$ 1,538.5					$ 0	$ 0	$ 0	$ 15.5	$ 163.6	$ 710.1
Maximum number of years losses can be carried forward										5 Years		5 Years				5 Years
Tax losses available for deduction against future income		$ 177.6	$ 251.9	$ 926.5	$ 958.2											$ 136.5	$ 145.3

Major Items Causing Income Tax Provision to Differ from South African Mining Statutory Rate (Detail) (USD $) In Millions	6 Months Ended				12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Jun. 30, 2010		Jun. 30, 2009
Income Taxes [Line Items]
Tax on net income at South African mining statutory rate	$ (83.7)		$ (221.3)		$ (366.1)		$ (237)
Rate adjustment to reflect estimated effective mining tax rate in South Africa of 35% (2009: 38%), tax rate in Ghana of 25% (2009: 25.0%), tax rate in Australia of 30% (2009: 30.0%), and tax rate in Peru of 35.6% (2009: 35.6%).	74.3		58.3		62.7		49.1
South African mining tax formula rate adjustment	10.4		15.3		16.6		27.7
Valuation allowance raised against deferred tax assets					(8.3)		(17.5)
Reversal of valuation allowance previously raised against deferred tax assets	10.3				0.1		2.7
Non taxable income/non deductible expenditure	(197.6)	[1]	(7.1)	[1]	27.4	[1]	(54.4)	[1]
South African capital gains tax			(3.9)		(23.9)
Royalties			(26.8)		(71.6)		(37.7)
Deferred tax release on reduction of rate at the South African mining operations	61.3
Other	(8.8)				4.7		2.5
Income and mining tax expense	$ (133.8)		$ (185.5)		$ (358.4)		$ (264.6)

[1]	The $197.6 million non-deductible expenditure comprises mainly $128.0 million BEE transaction costs, $11.6 million share-based-compensation, $25.9 million exploration, feasibility and evaluation costs and $12.6 million National Stabilization Levy in Ghana.

Major Items Causing Income Tax Provision to Differ from South African Mining Statutory Rate (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended			12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 South Africa	Dec. 31, 2009 South Africa	Jun. 30, 2010 South Africa	Jun. 30, 2009 South Africa	Dec. 31, 2010 Ghana	Dec. 31, 2009 Ghana	Jun. 30, 2010 Ghana	Jun. 30, 2009 Ghana	Dec. 31, 2010 Australia	Dec. 31, 2009 Australia	Jun. 30, 2010 Australia	Jun. 30, 2009 Australia	Dec. 31, 2010 Peru	Dec. 31, 2009 Peru	Jun. 30, 2010 Peru	Jun. 30, 2009 Peru	Dec. 31, 2010 Broad-based BEE consortium (BEECO)
Income Taxes [Line Items]
Tax rate		35.00%	38.00%	35.00%	38.00%	25.00%	25.00%	25.00%	25.00%	30.00%	30.00%	30.00%	30.00%	35.60%	35.60%	35.60%	35.60%
Non taxable income/non deductible expenditure, share-based-compensation	$ 11.6																	$ 128
Non taxable income/non deductible expenditure, exploration, feasibility and evaluation cost	25.9
Non taxable income/non deductible expenditure, National Stabilization	$ 12.6

Deferred Income and Mining Tax Liabilities and Assets (Detail) (USD $) In Millions	Dec. 31, 2010	Jun. 30, 2010
Deferred income and mining tax liabilities
Mining assets	$ 2,119.8	$ 1,978
Investment by environmental trust funds	59.3	51
Inventory	9.3	8.9
Other		41.1
Gross deferred income and mining tax liabilities	2,188.4	2,079
Provisions, including rehabilitation accruals	(130.4)	(122.3)
Tax losses	(515)	(536.7)
Unredeemed capital expenditure	(648.6)	(625.1)
Other	(21.6)
Gross deferred income and mining tax assets	(1,315.6)	(1,284.1)
Valuation allowance for deferred tax assets	192.4	195.3
Total deferred income and mining tax assets	(1,123.1)	(1,088.8)
Net deferred income and mining tax liabilities	1,065.3	990.2
Less short term portion of deferred income and mining tax (included in accounts payable and provisions)	(13.5)	(7.7)
Net deferred income and mining tax liabilities	$ 1,051.8	$ 982.5

Valuation Allowance for Deferred Tax Assets (Detail) (USD $) In Millions	Dec. 31, 2010	Jun. 30, 2010
Valuation allowance for deferred tax assets	$ 192.4	$ 195.3
Orogen Investments SA (Luxembourg)
Valuation allowance for deferred tax assets	40.9	43.7
Gold Fields Arctic Platinum Oy
Valuation allowance for deferred tax assets	28.3	26.2
Living Gold (Pty) Limited
Valuation allowance for deferred tax assets	6.5	5.6
Gold Fields Operations
Valuation allowance for deferred tax assets	53.1	55
GFI Joint Venture Holdings
Valuation allowance for deferred tax assets	62.2	63.6
Other Entity
Valuation allowance for deferred tax assets	$ 1.4	$ 1.2

Unredeemed Capital Expenditure and Tax Loss Carry Forwards (Detail) (South Africa, USD $) In Millions	Dec. 31, 2010	Jun. 30, 2010
Operating Loss Carryforwards [Line Items]
Unredeemed capital expenditure	$ 1,824.5	$ 1,538.5
Estimated assessed tax losses	926.5	958.2
GFI Mining South Africa (Proprietary) Limited | Beatrix
Operating Loss Carryforwards [Line Items]
Unredeemed capital expenditure	117.6	140.2
Living Gold (Pty) Limited
Operating Loss Carryforwards [Line Items]
Estimated assessed tax losses	23.1	20.1
Gold Fields Operations
Operating Loss Carryforwards [Line Items]
Unredeemed capital expenditure	587.3	462.1
Estimated assessed tax losses	653.2	600.4
GFI Joint Venture Holdings
Operating Loss Carryforwards [Line Items]
Unredeemed capital expenditure	1,119.6	936.2
Estimated assessed tax losses	67.5	81.5
Golden Oils (Pty) Limited
Operating Loss Carryforwards [Line Items]
Estimated assessed tax losses	1.4	1
Agrihold (Pty) Limited
Operating Loss Carryforwards [Line Items]
Estimated assessed tax losses	2.3	2.1
Gold Fields Australia (Pty) Limited
Operating Loss Carryforwards [Line Items]
Estimated assessed tax losses	177.6	251.9
Golden Hytec Farming (Pty) Limited
Operating Loss Carryforwards [Line Items]
Estimated assessed tax losses	$ 1.4	$ 1.2

Tax Years Open for Assessments (Detail)	6 Months Ended
Dec. 31, 2010
South Africa
Income Tax Examination [Line Items]
Tax years open for assessments	2001-2009 [1]
Ghana
Income Tax Examination [Line Items]
Tax years open for assessments	All years open [2]
Australia
Income Tax Examination [Line Items]
Tax years open for assessments	2002-2009 [3]
Peru
Income Tax Examination [Line Items]
Tax years open for assessments	2004-2009 [4]

[1]	The South African Tax legislation allows the Revenue Authorities to reopen assessments issued for a period of up to 3 years after the assessments were issued.
[2]	The Ghanaian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity for any year without limitation to the years which may be reassessed.
[3]	The Australian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.
[4]	The Peruvian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.

Earnings Per Share (Detail) In Millions, except Share data	6 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Jun. 30, 2010 USD ( $)	Jun. 30, 2009 USD ( $)	Dec. 31, 2010	Jun. 30, 2010
BASIC EARNINGS PER SHARE
Income available to common stockholders	$ 12.6	$ 295.1	$ 391	$ 160.9
Shares outstanding-beginning of period		704,749,849		653,200,682	705,903,511	704,749,849
Weighted average number of shares issued during the period	5,108,162	463,693	614,351	17,127,580
Weighted average number of shares issued at the end of the period	711,011,673	705,213,542	705,364,200	670,328,262
Basic earnings per share	$ 0.02	$ 0.42	$ 0.55	$ 0.24
DILUTED EARNINGS PER SHARE
Income available to common stockholders	$ 12.6	$ 295.1	$ 391	$ 160.9
Weighted average number of shares issued at the end of the period	711,011,673	705,213,542	705,364,200	670,328,262
Effect of dilutive securities	8,677,377	7,212,584	9,185,642	7,462,470
Weighted Average Number of Shares Outstanding, Diluted	719,689,050	712,426,126	714,549,842	677,790,732
Diluted earnings per share	$ 0.02	$ 0.41	$ 0.55	$ 0.24

Receivables (Detail) (USD $) In Millions	Dec. 31, 2010		Jun. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Product sale trade receivables	$ 168.8		$ 130.9
Other trade receivables	32.4		21.1
Deposits	0.2		5.4
Value added tax	92.9		106.4
Interest receivable	0.7		0
Payroll debtors	13.3		8.4
Prepayments	78.7	[1]	17.1	[1]
Other	24.4		16.1
Receivables	$ 411.4		$ 305.4

[1]	Includes $54 million payment for the Far South East Project.

Receivables (Parenthetical) (Detail) (USD $) In Millions	Dec. 31, 2010		Jun. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Prepayments	$ 78.7	[1]	$ 17.1	[1]
Far Southeast (FSE) Deposit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Prepayments	$ 54

[1]	Includes $54 million payment for the Far South East Project.

Inventories (Detail) (USD $) In Millions	Dec. 31, 2010	Jun. 30, 2010
Inventory Disclosure [Line Items]
Ore stockpiles	$ 57.8	$ 61.1
Gold in-process	31.5	33.7
Consumable stores	156.4	134.3
Other	10.6	5.8
Inventories	$ 256.3	$ 234.9

Property, Plant and Equipments (Detail) (USD $) In Millions	Dec. 31, 2010	Jun. 30, 2010
Property, Plant and Equipment [Line Items]
Cost	$ 12,771.6	$ 11,038.9
Accumulated depreciation and amortization	(5,289.6)	(4,399.2)
Property, plant and equipment, net	7,482	6,639.7
Mining properties, mine development costs, mine plant facilities and mineral interests	6,940.4	6,396.1
Asset retirement costs	108.2	94.1
Other non-mining assets	433.4	149.5
Property, plant and equipment, net	7,482	6,639.7
Cumulative capitalized interest, net of amortization	120.5	119.7
South Africa
Property, Plant and Equipment [Line Items]
Cumulative capitalized interest, net of amortization	23.3	18.6
Tarkwa Mine
Property, Plant and Equipment [Line Items]
Cumulative capitalized interest, net of amortization	15.9	16.6
Cerro Corona
Property, Plant and Equipment [Line Items]
Cumulative capitalized interest, net of amortization	$ 81.3	$ 84.5

PROPERTY, PLANT AND EQUIPMENT - Additional Information (Detail) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Jun. 30, 2010 USD ( $)	Jun. 30, 2010 AUD ( $)	Jun. 30, 2009 USD ( $)	Jun. 30, 2010 Glencar Mining Plc	Jun. 30, 2010 St Ives	Jun. 30, 2010 St Ives Minimum
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment	$ 389.4	$ 290.6	$ 631.1		$ 433.5
Royalty termination		257.1	257.1	308
Royalty termination agreement							The terminated royalty agreement required St Ives to pay a 4% net smelter volume royalty on all of its revenues once total gold produced from November 30, 2001 exceeded 3.3 million ounces which was triggered early in fiscal 2009, and provided that if the gold price exceeded A $600 per ounce, to pay an additional 10% of the revenue difference between the spot gold price, in Australian dollars per ounce, and the price of A $600 per ounce.
Net smelter volume royalty payment on all revenues							4.00%
Gold threshold price in Australian dollars per ounce for additional royalty payment							600
Additional royalty percentage payable							10.00%
Gold price, in Australian dollars per ounce							600
Gold production volume required to trigger royalty, minimum								3,300,000
Ownership acquired, percentage						100.00%
Ownership acquired, amount		$ 43	$ 43

Goodwill (Detail) (USD $) In Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2010
Goodwill [Line Items]
Balance at beginning of the year	$ 1,154.9	$ 1,084.7
Translation adjustment	140.3	70.2
Balance at end of the year	$ 1,295.2	$ 1,154.9

GOODWILL - Additional Information (Detail)	6 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 South Deep Gold Mine	Dec. 31, 2010 South Deep Gold Mine South Africa Rand	Dec. 31, 2010 South Deep Gold Mine U.S. Dollar
Goodwill [Line Items]
Long-term gold price			290,000	1,000
Exchange rate		R9.02 to $1.00
South Deep life of mine (in years)		41.5
Discount rate, based on a calculated weighted average cost of capital to Gold Fields, lower limit	6.10%
Discount rate, based on a calculated weighted average cost of capital to Gold Fields, upper limit	6.80%

Non-Current Investments (Detail) (USD $) In Millions	Dec. 31, 2010		Jun. 30, 2010
Schedule of Investments [Line Items]
Listed investments	$ 124.4	[1]	$ 76.8	[1]
Unlisted investments	1.7		1.3
Investments held by environmental trust funds	168.6	[2]	133.8	[2]
Equity investees	30.2	[3]	29.6	[3]
Other investments	19.4		12.8
Non-current investments	$ 344.3		$ 254.3

[1]	Listed investments mainly consist of: December 31, 2010 June 30, 2010 Number of shares Market value, $ per share Number of shares Market value, $ per share Atacama Pacific Corp. 4,945,598 3.22 - - Mvelaphanda Resources Limited (1) 8,397,858 7.29 8,397,858 6.16 Conquest Mining Limited 51,783,388 0.58 51,783,388 0.30 GoldQuest Mining Corporation 13,962,500 0.39 13,962,500 0.11 Medoro Resources Limited 1,321,062 2.30 3,963,186 0.69 Gold One International Limited 12,500,000 0.33 12,500,000 0.26 (1) Three million of the Mvelaphanda shares are subject to a scrip lending agreement-see note 13 (e). The fair value of listed investments at December 31, 2010 of $124.4 million (June 30, 2010: $76.8 million) comprises a cost of $82.5 million (June 30, 2010: $68.3 million) and a net unrealized gain of $41.9 million (June 30, 2010: $8.5 million). The net unrealized gain comprises a gross unrealized gain of $42.3 million (June 30, 2010: $10.9 million) partly offset by a gross unrealized loss of $0.4 million (June 30, 2010: $2.4 million). The gross unrealized loss of $0.4 million (June 30, 2010: $2.4 million) comprises three equity investments (June 30, 2010: four) in listed entities. None of these equity investments have been in a continuous unrealized loss position for more than 12 months. A realized loss of $0.4 million was reclassified from equity when listed investments were disposed off for the six months ended December 31, 2010 (Six months ended December 31, 2009: net gain of $99.2 million).
[2]	The environmental trust funds are irrevocable trusts under the Group's control. The monies in the trusts are invested primarily in interest bearing short-term (money market), government and other corporate bond investments and the costs of these investments approximate their fair value. The investments provide for the estimated cost of rehabilitation during and at the end of the life of the Group's South African mines. While the asset is under the Group's control, it is not available for the general purposes of the Group. All income from this asset is reinvested or spent to meet these obligations. These obligations are described in note 14, "Provision for Environmental Rehabilitation".
[3]	Equity investees comprise the following: Ownership % Market value Investment Description of business December 31, 2010 June 30, 2010 December 31, 2010 June 30, 2010 Rusoro Mining Limited Gold mining 26.4 26.4 51.3 31.1 Rand Refinery Limited Refining of gold bullion and by-products 34.9 34.9 * * * -Not readily determinable

Non-Current Investments (Parenthetical) (Detail) In Millions, except Share data, unless otherwise specified	6 Months Ended			12 Months Ended																		6 Months Ended		6 Months Ended
	Dec. 31, 2010 USD ( $)		Dec. 31, 2009 USD ( $)	Jun. 30, 2010 USD ( $)		Jun. 30, 2009 USD ( $)	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2010 Mvelaphanda Resources Limited USD ( $)		Jun. 30, 2010 Mvelaphanda Resources Limited USD ( $)		Dec. 31, 2010 Atacama Pacific Corp USD ( $)	Dec. 31, 2010 Conquest Mining Limited USD ( $)	Jun. 30, 2010 Conquest Mining Limited USD ( $)	Dec. 31, 2010 GoldQuest Mining Corporation USD ( $)	Jun. 30, 2010 GoldQuest Mining Corporation USD ( $)	Dec. 31, 2010 Medoro Resources Limited USD ( $)	Jun. 30, 2010 Medoro Resources Limited USD ( $)	Dec. 31, 2010 Gold One International Limited USD ( $)	Jun. 30, 2010 Gold One International Limited USD ( $)	Dec. 31, 2010 Rusoro Mining Limited USD ( $)	Jun. 30, 2010 Rusoro Mining Limited USD ( $)	Dec. 31, 2010 Rand Refinery Limited	Jun. 30, 2010 Rand Refinery Limited
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share									$ 7.29	[1]	$ 6.16	[1]	$ 3.22	$ 0.58	$ 0.3	$ 0.39	$ 0.11	$ 2.3	$ 0.69	$ 0.33	$ 0.26
Listed investments, Number of shares									8,397,858	[1]	8,397,858	[1]	4,945,598	51,783,388	51,783,388	13,962,500	13,962,500	1,321,062	3,963,186	12,500,000	12,500,000
Shares subject to scrip lending agreement									3,000,000
Listed investments, fair value	$ 124.4	[2]		$ 76.8	[2]
Listed investments, cost	82.5			68.3
Listed investments, net unrealized gain	41.9			8.5
Listed investments, gross unrealized gain	42.3			10.9
Listed investments, gross unrealized loss	0.4			2.4
Listed investments, gross unrealized loss, number of equity investments							3	4
Net realized gain (loss), reclassified from equity	(0.4)		99.2	111.7		(16.1)
Ownership %																						26.40%	26.40%	34.90%	34.90%
Description of business																						Gold mining		Refining of gold bullion and by-products
Market value of equity investment																						$ 51.3	$ 31.1

[1]	Three million of the Mvelaphanda shares are subject to a scrip lending agreement-see note 13 (e).
[2]	Listed investments mainly consist of: December 31, 2010 June 30, 2010 Number of shares Market value, $ per share Number of shares Market value, $ per share Atacama Pacific Corp. 4,945,598 3.22 - - Mvelaphanda Resources Limited (1) 8,397,858 7.29 8,397,858 6.16 Conquest Mining Limited 51,783,388 0.58 51,783,388 0.30 GoldQuest Mining Corporation 13,962,500 0.39 13,962,500 0.11 Medoro Resources Limited 1,321,062 2.30 3,963,186 0.69 Gold One International Limited 12,500,000 0.33 12,500,000 0.26 (1) Three million of the Mvelaphanda shares are subject to a scrip lending agreement-see note 13 (e). The fair value of listed investments at December 31, 2010 of $124.4 million (June 30, 2010: $76.8 million) comprises a cost of $82.5 million (June 30, 2010: $68.3 million) and a net unrealized gain of $41.9 million (June 30, 2010: $8.5 million). The net unrealized gain comprises a gross unrealized gain of $42.3 million (June 30, 2010: $10.9 million) partly offset by a gross unrealized loss of $0.4 million (June 30, 2010: $2.4 million). The gross unrealized loss of $0.4 million (June 30, 2010: $2.4 million) comprises three equity investments (June 30, 2010: four) in listed entities. None of these equity investments have been in a continuous unrealized loss position for more than 12 months. A realized loss of $0.4 million was reclassified from equity when listed investments were disposed off for the six months ended December 31, 2010 (Six months ended December 31, 2009: net gain of $99.2 million).

Carrying Value of Equity Investment in Rusoro (Detail) (USD $) In Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Jun. 30, 2010		Jun. 30, 2009
Schedule of Equity Method Investments [Line Items]
Balance at beginning of year	$ 29.6	[1]
-Share of equity investees' (profits)/losses	(4.9)		(3.1)	22.7		3.5
Other comprehensive income				(0.8)		0.3
Balance at close	30.2	[1]		29.6	[1]
Rusoro Mining Limited
Schedule of Equity Method Investments [Line Items]
Balance at beginning of year	18.2			48.4
-Share of equity investees' (profits)/losses	1.8			(31.1)
Other comprehensive income				0.8
Balance at close	$ 20			$ 18.2

[1]	Equity investees comprise the following: Ownership % Market value Investment Description of business December 31, 2010 June 30, 2010 December 31, 2010 June 30, 2010 Rusoro Mining Limited Gold mining 26.4 26.4 51.3 31.1 Rand Refinery Limited Refining of gold bullion and by-products 34.9 34.9 * * * -Not readily determinable

NON-CURRENT INVESTMENTS - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2010
Rusoro Mining Limited
Schedule of Equity Method Investments [Line Items]
Ownership %	26.40%		26.40%
Rand Refinery Limited
Schedule of Equity Method Investments [Line Items]
Ownership %	34.90%		34.90%
Dividends received from Rand Refinery	$ 5.4	$ 0
Amount owing from Rand Refinery	$ 41.9		$ 64.1

Summarized Financial Information of Rusoro (Detail) (Rusoro Mining Limited, USD $) In Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2010		Jun. 30, 2010
Schedule of Equity Method Investments [Line Items]
Current assets	$ 69.3		$ 64.3
Non-current assets	957.3		956.7
Current liabilities	101.8		95.1
Non-current liabilities	346.9		355.5
Shareholders' equity	576.7		570.4
Revenues	42.7	[1]	98.5	[1]
Gross income	3.2	[1]	9.4	[1]
Net income/(loss)	$ 7.4	[1]	$ (117.6)	[1]

[1]	The results of associate are shown for the three months ended September 30, 2010 and for the fiscal year ended June 30, 2010.

Carrying Value of Equity Investment in Rand Refinery Limited (Detail) (USD $) In Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Jun. 30, 2010		Jun. 30, 2009
Schedule of Equity Method Investments [Line Items]
Balance at beginning of year	$ 29.6	[1]
-Share of equity investees' (profits)/losses	(4.9)		(3.1)	22.7		3.5
Balance at close	30.2	[1]		29.6	[1]
Rand Refinery Limited
Schedule of Equity Method Investments [Line Items]
Balance at beginning of year	11.4		2.8	2.8
-Share of equity investees' (profits)/losses	3.1			8.4
Dividend receivable	(5.4)		0
Translation	1.1			0.2
Balance at close	$ 10.2			$ 11.4

[1]	Equity investees comprise the following: Ownership % Market value Investment Description of business December 31, 2010 June 30, 2010 December 31, 2010 June 30, 2010 Rusoro Mining Limited Gold mining 26.4 26.4 51.3 31.1 Rand Refinery Limited Refining of gold bullion and by-products 34.9 34.9 * * * -Not readily determinable

Accounts Payable and Provision (Detail) (USD $) In Millions	Dec. 31, 2010	Jun. 30, 2010
Short-term Debt [Line Items]
Trade payables	$ 206.1	$ 158.3
Accruals	275.4	219.9
Payroll and other compensation	64.9	72.8
Leave pay accrual	71.8	61.8
Dividends payable	8.4
Foreign levies payable	10.8
Short term portion of deferred income and mining tax	13.5	7.7
Other	17	31.4
Accounts payable and provisions	670.6	551.9
South Deep Gold Mine
Short-term Debt [Line Items]
Dividends payable	$ 2.7

Long Term Loans (Detail) (USD $) In Millions	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2010 Collateralized Split tenor revolving credit facility		Jun. 30, 2009 Collateralized Split tenor revolving credit facility	Dec. 31, 2010 Collateralized Project finance facility	Jun. 30, 2010 Collateralized Project finance facility		Jun. 30, 2009 Collateralized Project finance facility	Dec. 31, 2010 Collateralized Preference Shares		Jun. 30, 2010 Collateralized Preference Shares		Jun. 30, 2009 Collateralized Preference Shares	Dec. 31, 2010 Collateralized Scrip Loan		Jun. 30, 2010 Collateralized Scrip Loan		Dec. 31, 2010 Collateralized Non-revolving Senior Secured Term Loan		Dec. 31, 2010 Collateralized $1 Billion Notes Issue		Dec. 31, 2010 Uncollateralized Domestic Medium Term Notes Program		Jun. 30, 2010 Uncollateralized Domestic Medium Term Notes Program		Jun. 30, 2009 Uncollateralized Domestic Medium Term Notes Program
Loans	$ 1,398.3	$ 1,121.1	$ 430	[1]	$ 498.5		$ 100	[2]	$ 150	$ 91.4	[3]	$ 96.3	[3]	$ 84.9	$ 21.4	[4]	$ 19	[4]	$ 190	[5]	$ 986.6	[6]	$ 108.9	[7]	$ 475.8	[7]	$ 141.8
Short-term loans and current portion of long-term loans	(261.7)	(691.1)
Total long-term loans	$ 1,136.6	$ 430

[1]	Split-tenor revolving credit facility On May 16, 2007, GFIMSA, Orogen and GF Operations entered into a $750 million split-tenor revolving credit facility consisting of a $250 million 364-day revolving tranche with a twelve-month term out option ("Facility A") and a $500 million 5-year revolving tranche ("Facility B"). On April 28, 2008, Gold Fields exercised the term out option under Facility A converting the full $250 million advance at that point into a term loan with a final maturity date of May 16, 2009. In terms of the facility agreement, Gold Fields had the option to repay the loan under Facility A early in whole or in part by giving 5 days' prior notice. Facility B was due to mature on May 16, 2012. The purpose of the facilities was to refinance existing facilities and for general corporate purposes. On June 30, 2008, Orogen had borrowed $73 million and $121 million under Facility A and Facility B respectively. GF Operations had $177 million and $141 million outstanding under Facility A and Facility B respectively on the same date. On various dates during fiscal 2009, Orogen drew down a further $120 million under Facility B. On May 15, 2009, GF Operations drew down $118 million under Facility B to partly refinance its maturing loan under Facility A. The balance of the GF Operations loan outstanding under Facility A of $59 million was refinanced with the $311 million syndicated revolving loan facility, which is detailed below in (b). Also on May 15, 2009, Orogen repaid $16 million of its portion of the maturing Facility A and refinanced the remaining $57 million with the $311 million syndicated revolving loan facility. On September 17, 2009, Gold Fields utilized $259 million of the proceeds from the sale of the shares in Eldorado Gold Corporation to fully settle GF Operations borrowings under facility B. Subsequently, on various dates, Orogen drew down $221 million to refinance more expensive debt under the $311 million syndicated revolving loan facility. Orogen also repaid $32 million during year. On August 26, 2010, Orogen drew down a further $70 million and on October 8, 2010, repaid the full $500 million drawn under Facility B using proceeds of the $1 billion Notes issue. The outstanding borrowings of Orogen, all under Facility B, at December 31, 2010 were $ nil million (June 30, 2010 were $430 million). The loan under Facility B bore interest at LIBOR plus a margin of 0.30% per annum. Borrowings under the Revolving Credit Facility were guaranteed by Gold Fields, GFIMSA, GF Holdings, Orogen and GF Operations. December 31, 2010 June 30, 2010 Balance at July 1, 430.0 498.5 Loan advanced, net of transaction costs 70.0 221.0 Loan repayments (500.0) (289.5) Balance at close - 430.0
[2]	Project Finance Facility On November 14, 2006, Gold Fields La Cima entered into a $150 million project finance facility with a number of lenders. The purpose of the facility was to finance the project costs related to the development of the Cerro Corona copper-gold porphyry deposit located in the Hualgayoc province in the Cajamarca region in northern Peru. The loan bore interest at a margin over LIBOR of: -0.45% during the pre-completion phase (i.e. prior to the financial completion date), and -between 1.25% and 1.75% thereafter. Scheduled principal payments were in 16 semi-annual instalments of various amounts ranging from 4.75% to 6.75% of the principal amount. The final instalment was due on the tenth anniversary of the signing date. Principal and voluntary repayments during the six months ended December 31, 2010 totaled $100 million (fiscal year ended June 30, 2010 totalled $50 million). The outstanding loan balance at December 31, 2010 was $ nil (June 30, 2010: $100 million). During the pre-completion phase the loan was guaranteed by Gold Fields and Gold Fields Corona (BVI) Limited (a wholly owned subsidiary of Gold Fields). The facility is secured by, among other things, pledges of and mortgages over the assets and properties of Gold Fields La Cima. In accordance with the Facility Agreement, the financial completion date (i.e. the date on which the Guarantees fall away and the Facility goes non-recourse) had to occur before November 14, 2010. Gold Fields La Cima however intended to refinance this facility before this date. However, La Cima repaid the full amount outstanding under this facility on September 16, 2010, from which date the security granted by La Cima in connection with this facility, was released. The Facility was cancelled on the same date. The repayment was made from cash generated by operations. December 31, 2010 June 30, 2010 Balance at beginning of year 100.0 150.0 Loan repayments (100.0) (50.0) Balance at end of year - 100.0
[3]	Preference shares On December 24, 2007 Gold Fields issued R1.2 billion of non-convertible redeemable preference shares to Rand Merchant Bank (RMB, a division of First Rand Bank Limited). The dividend rate payable is a floating rate that increases from 22% to up to 61% of the prime lending rate quoted by First Rand Bank Limited, or the Prime Rate, over the life of the Preference Shares. In certain circumstances, the dividend rate increases to 61% of the Prime Rate in the event the Preference Shares are redeemed before their scheduled maturity date and the dividend rate is also subject to adjustment in the case of a change in law or regulation. Dividends accrue quarterly and are rolled up until the redemption date. The purpose of the preference shares was to refinance existing credit facilities. The preference shares mature on January 24, 2011 and have been guaranteed by GFIMSA, Orogen and Gold Fields Operations. On October 10, 2008, $63.5 million of the outstanding preference shares was repaid. In addition, an attributable dividend of $2.5 million was also paid on the same date. On December 15, 2010, Gold Fields declared and paid $19.3 million of the attributable dividend. On the same date, the redemption date of January 24, 2011 was extended to September 15, 2011. The preference shares may be redeemed earlier on a date as agreed between the holder and Gold Fields. Subsequent to December 31, 2010, Newshelf 899 (Pty) Limited, a wholly-owned subsidiary of Gold Fields, became an additional guarantor of the preference shares. December 31, 2010 June 30, 2010 Balance at July 1, 96.3 84.9 Preference share dividend 3.0 5.9 Redemptions (19.3) - Translation 11.4 5.5 Balance at close 91.4 96.3
[4]	Scrip loan December 31, 2010 June 30, 2010 Balance at July 1, 19.0 - Loans advanced - 19.5 Translation 2.4 (0.5) Balance at close 21.4 19.0 On 26 March 2010, GFL Mining Services, or GFLMS, entered into a Scrip Lending agreement with a South African Bank in terms of which GFLMS agreed to lend 3 million of its securities in Mvelaphanda Resources Limited for an initial cash collateral of $19.5 million (R144 million). The market value of the collateral delivered by Nedcor to GFLMS on each settlement date shall represent not less than the market value of the loaned securities on that date together with a margin of 5% per annum. The agreement provides for the substantial risks and rewards on ownership inherent in the securities to be retained by GFLMS (i.e. equity price risk) and as a consequence, GFLMS has transferred the legal right to receive cash flows (dividends) on the securities loaned to Nedcor. The agreement will terminate on March 26, 2011. In the event of unbundling of the assets of Mvelaphanda before the termination date, the agreement will terminate within thirty days of unbundling. GFLMS will be entitled to receive the unbundled assets. Subsequent to December 31, 2010, Mvelaphanda has unbundled certain of its assets and in accordance with the terms of the agreement the loaned unbundled securities were returned and the collateral was repaid on February 28, 2011. A new scrip lending agreement was entered into between the parties with the same terms and conditions as the original agreement whereby GFLMS agreed to lend another three million of its securities in Mvelaphanda Resources Limited for a cash collateral of R127 million ( $18.8 million). The new agreement will terminate on May 20, 2011. Interest on the cash collateral held is calculated based on one month JIBAR rate and accrues daily and compounded monthly in arrears. The first interest settlement was on June 24, 2010. The next interest payment date will be on settlement. At December 31, 2010, the value of the loaned securities was $21.9 million (June 30, 2010: $19.0 million). The outstanding liability against these securities was $21.4 million (June 30, 2010: $19.0 million).
[5]	Non-revolving Senior Secured Term Loan December 31, 2010 June 30, 2010 Loans advanced 200.0 - Loans repaid (10.0) - Balance at close 190.0 - On September 17, 2010, Gold Fields La Cima entered into a non-revolving senior secured term loan for up to $200 million with The Bank of Nova Scotia and Banco de Credito del Peru. The purpose of this facility was to repay the Gold Fields outstanding subordinated loans with its affiliates and to finance its working capital requirements. On September 22, 2010, the lenders advanced $200 million to Gold Fields La Cima under this facility. The facility amount is repayble in 20 equal quarterly instalments of $10 million each. During the period, $10 million was repaid. The final maturity of this facility is five years from the disbursement date. Borrowings under the non-revolving senior secured term loan are secured by first-ranking assignments of all rights, title and interest in all of Gold Fields La Cima's concentrate sale agreements. In addition, the offshore and onshore collection accounts of Gold Fields La Cima will be subject to an Account Control Agreement and a first ranking charge in favour of the lenders. This facility will be non-recourse to the rest of the Gold Fields Group.
[6]	$1 Billion Notes Issue December 31, 2010 June 30, 2010 Notes Issued, net of transaction costs 986.4 - Unwinding of transaction costs 0.2 - Balance at close 986.6 - On September 30, 2010, Orogen issued $1,000,000,000 4.875% guaranteed Notes due October 7, 2020, or the Notes. The payment of all Notes is unconditionally and irrevocably guaranteed by Gold Fields Limited, GFIMSA, GFO and GFIJVH, or together, the Guarantors, on joint and several basis. The Notes and guarantees constitute direct, unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively, and rank equally in right of payment among themselves and with all other existing and future unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively. The transaction costs of US $13.6 million were deducted from the liability on initial measurement. These costs will unwind over the period of the Notes as an interest expense. Gold Fields used a portion of the net proceeds of the offering of the Notes to repay certain existing indebtedness of the Group and the balance of the net proceeds for general corporate purposes.
[7]	Domestic Medium Term Notes Program On April 6, 2009, Gold Fields established a R10 billion Domestic Medium Term Notes Program, or the "Program, in terms of which Gold Fields may, from time to time, issue notes denominated in any currency. The notes will not be subject to any minimum and maximum maturity and the maximum aggregate nominal outstanding amount of all notes will not exceed R10 billion. The Program has been registered with the bond market of the JSE Limited, or the JSE, and the notes issued can be listed on the JSE or not. Under the Program, Gold Fields issued listed notes totaling $248.0 million (fiscal year ended June 30, 2010: $1,044.9 million) and settled listed maturing notes totaling $659.6 million (fiscal year ended June 30, 2010: $721.9 million). The different notes issued mature 3, 6 or 12 months from date of issue and bear interest at JIBAR plus a margin ranging from 0.56% to 1.00% per annum except for notes with a carrying value of $44.4 million which are at a Rand fixed rate of 8.48%. The outstanding issued notes under the Program at December 31, 2010 were $108.9 million (June 30, 2010: $475.8 million). The outstanding notes matured as follows: • $32.1 million (R217.0 million) on January 25, 2011; • $32.2 million (R218.0 million) on February 10, 2011; and • $44.4 million (R300.0 million) on March 2, 2011 The Notes under the Program are guaranteed by GFIMSA, GF Holdings, Orogen and GF Operations. December 31, 2010 June 30, 2010 Balance at July 1, 475.8 141.8 Notes issued 248.0 1,044.9 Settlements (659.6) (721.9) Translation 44.7 11.0 Balance at close 108.9 475.8

SHORT-TERM AND LONG-TERM LOANS - Additional Information (Detail) Share data in Millions, unless otherwise specified	6 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		6 Months Ended	12 Months Ended				1 Months Ended		1 Months Ended							1 Months Ended		1 Months Ended					6 Months Ended	12 Months Ended			1 Months Ended		1 Months Ended	6 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended		6 Months Ended			1 Months Ended			6 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended			6 Months Ended					6 Months Ended			12 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended												6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended				1 Months Ended							6 Months Ended	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Jun. 30, 2010 USD ( $)	Jun. 30, 2009 USD ( $)	Nov. 14, 2006 Gold Fields La Cima Collateralized Project finance facility USD ( $)	Jun. 30, 2010 Orogen Investments SA (Luxembourg) Collateralized Split tenor revolving credit facility USD ( $)	May 15, 2009 Orogen Investments SA (Luxembourg) Collateralized Split tenor revolving credit facility 364-Day Revolving Credit USD ( $)	Jun. 30, 2008 Orogen Investments SA (Luxembourg) Collateralized Split tenor revolving credit facility 364-Day Revolving Credit USD ( $)	Aug. 31, 2010 Orogen Investments SA (Luxembourg) Collateralized Split tenor revolving credit facility 5 Year Revolving Credit USD ( $)	May 15, 2009 Orogen Investments SA (Luxembourg) Collateralized Split tenor revolving credit facility 5 Year Revolving Credit USD ( $)	Dec. 31, 2010 Orogen Investments SA (Luxembourg) Collateralized Split tenor revolving credit facility 5 Year Revolving Credit USD ( $)	Jun. 30, 2009 Orogen Investments SA (Luxembourg) Collateralized Split tenor revolving credit facility 5 Year Revolving Credit USD ( $)	Jun. 30, 2008 Orogen Investments SA (Luxembourg) Collateralized Split tenor revolving credit facility 5 Year Revolving Credit USD ( $)	Oct. 08, 2010 Orogen Investments SA (Luxembourg) Collateralized Split tenor revolving credit facility 5 Year Revolving Credit USD ( $)	Jun. 30, 2010 Orogen Investments SA (Luxembourg) Collateralized Split tenor revolving credit facility 5 Year Revolving Credit USD ( $)	Sep. 30, 2010 Orogen Investments SA (Luxembourg) Collateralized $1 Billion Notes Issue USD ( $)	Dec. 31, 2010 Orogen Investments SA (Luxembourg) Collateralized $1 Billion Notes Issue USD ( $)	Sep. 22, 2009 Orogen Investments SA (Luxembourg) Collateralized Syndicated revolving loan facility USD ( $)	Aug. 30, 2009 Orogen Investments SA (Luxembourg) Collateralized Syndicated revolving loan facility USD ( $)	Jul. 31, 2009 Orogen Investments SA (Luxembourg) Collateralized Syndicated revolving loan facility USD ( $)	May 15, 2009 Orogen Investments SA (Luxembourg) Collateralized Syndicated revolving loan facility USD ( $)	Dec. 31, 2010 Orogen Investments SA (Luxembourg) Collateralized Syndicated revolving loan facility USD ( $)	Jun. 30, 2008 Gold Fields Operations Collateralized Split tenor revolving credit facility USD ( $)	May 15, 2009 Gold Fields Operations Collateralized Split tenor revolving credit facility 364-Day Revolving Credit USD ( $)	Sep. 30, 2009 Gold Fields Operations Collateralized Split tenor revolving credit facility 5 Year Revolving Credit USD ( $)	Jun. 30, 2008 Gold Fields Operations Collateralized Split tenor revolving credit facility 5 Year Revolving Credit USD ( $)	Sep. 30, 2009 Gold Fields Operations Collateralized Syndicated revolving loan facility USD ( $)	Jun. 15, 2009 Gold Fields Operations Collateralized Syndicated revolving loan facility USD ( $)	May 15, 2009 Gold Fields Operations Collateralized Syndicated revolving loan facility USD ( $)	May 07, 2009 Gold Fields Operations Collateralized Syndicated revolving loan facility USD ( $)	Mar. 26, 2010 Mvelaphanda Resources Limited Collateralized Scrip Loan	Dec. 31, 2010 Collateralized Split tenor revolving credit facility USD ( $)	Jun. 30, 2010 Collateralized Split tenor revolving credit facility USD ( $)	Jun. 30, 2009 Collateralized Split tenor revolving credit facility USD ( $)	May 16, 2007 Collateralized Split tenor revolving credit facility USD ( $)	Apr. 30, 2008 Collateralized Split tenor revolving credit facility 364-Day Revolving Credit USD ( $)	May 16, 2007 Collateralized Split tenor revolving credit facility 364-Day Revolving Credit USD ( $)	Apr. 30, 2008 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit	Dec. 31, 2010 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit	May 16, 2007 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit USD ( $)	Dec. 31, 2010 Collateralized Project finance facility USD ( $)	Jun. 30, 2010 Collateralized Project finance facility USD ( $)	Jun. 30, 2009 Collateralized Project finance facility USD ( $)	Dec. 31, 2010 Collateralized Project finance facility Lower Limit	Dec. 31, 2010 Collateralized Project finance facility Lower Limit Completed project	Dec. 31, 2010 Collateralized Project finance facility Upper Limit	Dec. 31, 2010 Collateralized Project finance facility Upper Limit Completed project	Dec. 31, 2010 Collateralized Project finance facility Pre-completion phase	Mar. 31, 2010 Collateralized Preference Shares USD ( $)	Oct. 10, 2008 Collateralized Preference Shares USD ( $)	Dec. 24, 2007 Collateralized Preference Shares ZAR	Dec. 31, 2010 Collateralized Preference Shares USD ( $)	Jun. 30, 2010 Collateralized Preference Shares USD ( $)	Jun. 30, 2009 Collateralized Preference Shares USD ( $)	Dec. 24, 2007 Collateralized Preference Shares Lower Limit	Dec. 24, 2007 Collateralized Preference Shares Upper Limit	Mar. 26, 2010 Collateralized Scrip Loan USD ( $)	Mar. 26, 2010 Collateralized Scrip Loan ZAR	Jun. 30, 2010 Collateralized Scrip Loan USD ( $)	Dec. 31, 2010 Collateralized Scrip Loan USD ( $)		Dec. 31, 2010 Collateralized Scrip Loan Subsequent Event USD ( $)	Dec. 31, 2010 Collateralized Scrip Loan Subsequent Event ZAR	Dec. 31, 2010 Collateralized Non-revolving Senior Secured Term Loan USD ( $)		Sep. 17, 2010 Collateralized Non-revolving Senior Secured Term Loan USD ( $)	Dec. 31, 2010 Collateralized $1 Billion Notes Issue USD ( $)		Dec. 31, 2010 Collateralized Syndicated revolving loan facility	Jun. 30, 2010 Collateralized Syndicated revolving loan facility USD ( $)	Jun. 30, 2009 Collateralized Syndicated revolving loan facility USD ( $)	Jun. 30, 2009 Tarkwa Mine Uncollateralized Short term syndicated facility USD ( $)	Dec. 31, 2010 Uncollateralized Domestic Medium Term Notes Program USD ( $)	Jun. 30, 2010 Uncollateralized Domestic Medium Term Notes Program USD ( $)	Jun. 30, 2009 Uncollateralized Domestic Medium Term Notes Program USD ( $)	Apr. 06, 2009 Uncollateralized Domestic Medium Term Notes Program ZAR	Jun. 30, 2010 Uncollateralized Domestic Medium Term Notes Program Lower Limit	Jun. 30, 2010 Uncollateralized Domestic Medium Term Notes Program Upper Limit	Dec. 31, 2010 Uncollateralized Domestic Medium Term Notes Program Notes Due January 25th 2011 USD ( $)	Dec. 31, 2010 Uncollateralized Domestic Medium Term Notes Program Notes Due January 25th 2011 ZAR	Dec. 31, 2010 Uncollateralized Domestic Medium Term Notes Program Notes Due March 2nd 2011 USD ( $)	Dec. 31, 2010 Uncollateralized Domestic Medium Term Notes Program Notes Due March 2nd 2011 ZAR	Dec. 31, 2010 Uncollateralized Domestic Medium Term Notes Program Notes Due February 10th 2011 USD ( $)	Dec. 31, 2010 Uncollateralized Domestic Medium Term Notes Program Notes Due February 10th 2011 ZAR	May 12, 2010 Uncollateralized Syndicated revolving loan facility Lower Limit Other loans USD ( $)	Dec. 31, 2010 Uncollateralized Syndicated revolving loan facility Upper Limit Other loans	May 12, 2010 Uncollateralized Syndicated revolving loan facility Upper Limit Other loans USD ( $)	May 12, 2010 Uncollateralized Syndicated revolving loan facility Other loans	Dec. 31, 2010 Uncollateralized Short term syndicated facility USD ( $)	Jun. 30, 2010 Uncollateralized Short term syndicated facility USD ( $)	Jun. 30, 2009 Uncollateralized Short term syndicated facility USD ( $)	Dec. 31, 2009 Uncollateralized Short term syndicated facility Monthly Payment USD ( $)	Sep. 30, 2009 Uncollateralized Short term syndicated facility Monthly Payment USD ( $)	May 12, 2010 Uncollateralized Long Term Revolving Credit Facility Lower Limit Other loans	May 12, 2010 Uncollateralized Long Term Revolving Credit Facility Upper Limit Other loans	May 12, 2010 Uncollateralized Long Term Revolving Credit Facility Other loans ZAR	May 12, 2010 Uncollateralized Long Term Revolving Credit Facility Other loans Revolving Credit Facility Matures December 17th 2012 ZAR	May 12, 2010 Uncollateralized Long Term Revolving Credit Facility Other loans Revolving Credit Facility Matures December 17th 2012 USD ( $)	May 12, 2010 Uncollateralized Long Term Revolving Credit Facility Other loans Revolving Credit Facility Matures March 10th, 2013 USD ( $)	May 12, 2010 Uncollateralized Long Term Revolving Credit Facility Other loans Revolving Credit Facility Matures March 10th, 2013 ZAR	May 12, 2010 Uncollateralized Long Term Revolving Credit Facility Other loans Revolving Credit Facility Matures June 10th, 2014 USD ( $)	May 12, 2010 Uncollateralized Long Term Revolving Credit Facility Other loans Revolving Credit Facility Matures June 10th, 2014 ZAR	Dec. 31, 2010 Uncollateralized Other loans USD ( $)	Jun. 30, 2010 Uncollateralized Other loans USD ( $)	Jun. 30, 2009 Uncollateralized Other loans USD ( $)	Dec. 31, 2010 Mvelaphanda Resources Limited
Debt Instrument [Line Items]
Revolving credit facility																														$ 311,000,000					$ 750,000,000		$ 250,000,000			$ 500,000,000																																				10,000,000,000									$ 450,000,000		$ 550,000,000									3,000,000,000	1,000,000,000	$ 148,100,000	$ 74,100,000	500,000,000	$ 222,200,000	1,500,000,000
Revolving credit facility description																																																																																						" $450 million syndicated revolving credit facility: On May 12, 2010, GFIMSA, Orogen and GF Operations entered into a $450 million syndicated revolving loan facility with an option to increase the Facility to $550 million within six months from signing date. The option to increase the Facility to $550 million was not exercised. The purpose of the facilities was to refinance existing facilities, for general corporate purposes and working capital.This facility was unutilised at December 31, 2010. The final maturity of this facility is September 30, 2013."
Notes issued, face value																1,000,000,000
Notes, carrying value																																																																										44,400,000
Conversion of outstanding loan																																				250,000,000
Interest rate																4.88%																																																										8.48%
Maturity Date																Oct 7, 2020																				May 16, 2009		May 16, 2012
Revolving credit facility, amount borrowed								73,000,000	70,000,000	118,000,000	221,000,000	120,000,000	121,000,000						150,000,000	50,000,000
Revolving credit facility, Outstanding															430,000,000								177,000,000			141,000,000
Revolving credit facility, amount repaid						32,000,000	16,000,000											36,000,000							259,000,000		15,000,000
Revolving credit facility refinanced with new loan facility							57,000,000							500,000,000								221,000,000		59,000,000
Notes issued																																																																			986,400,000						248,000,000	1,044,900,000
Long and short-term loans raised	1,543,800,000	942,100,000	1,619,900,000	1,312,300,000	150,000,000																57,000,000								59,000,000			70,000,000	221,000,000																								19,500,000	144,000,000	19,500,000			18,800,000	127,000,000	200,000,000						200,000,000		20,000,000																															39,400,000	134,500,000
Loaned securities, value																																																											19,000,000	21,900,000
Loans payable	1,398,300,000		1,121,100,000																														430,000,000 [1]	498,500,000								100,000,000 [2]	150,000,000									91,400,000 [3]	96,300,000 [3]	84,900,000					19,000,000 [4]	21,400,000	[4]			190,000,000	[5]		986,600,000	[6]			72,000,000		108,900,000 [7]	475,800,000 [7]	141,800,000				32,100,000	217,000,000	32,200,000	218,000,000	44,400,000	300,000,000							20,000,000														136,500,000
Settlements																																																																									659,600,000	721,900,000
Loan interest																																							The loan under Facility B bears interest at LIBOR plus a margin of 0.30% per annum.		The loan bears interest at a margin over LIBOR of: — 0.45% during the pre-completion phase (i.e. prior to the financial completion date), and — between 1.25% and 1.75% thereafter.																												The facility bore interest at LIBOR plus a margin of 2.75% per annum.					Interest at JIBAR plus a margin ranging from 0.51% to 1.00% per annum														The facility bears interest at LIBOR plus a margin of 1.75% per annum.			The loan bore interest at LIBOR plus a margin of 3.0% per annum.					These facilities bear interest at JIBAR plus a margin of between 2.85% and 3.00% per annum.
Long and short-term loans repaid	1,330,800,000	962,100,000	1,637,500,000	993,500,000																								44,000,000				500,000,000	289,500,000								100,000,000	50,000,000																						10,000,000						272,000,000																				20,000,000													41,900,000	284,100,000
Loan, margin																																							0.30%						1.25%		1.75%	0.45%									5.00%	5.00%											2.75%								0.56%	1.00%										1.75%			3.00%			2.85%	3.00%
Utilization fee																																																																																								Where the utilisation under the Facility are equal to or greater than 50%, a utilisation fee of 0.25% per annum will be payable on the amount of utilisations. Such utilisation fee is payable quarterly in arrears.
Utilization fee, rate																																																																																								0.25%
Revolving loan facility, commitment fee																																																																					The borrowers were required to pay a quarterly commitment fee of 1.10% per annum, payable on the undrawn portion of the facility.																			The borrowers are required to pay a quarterly commitment fee of 0.70% per annum.								The Borrowers are required to pay a commitment fee of between 0.75% and 0.90% per annum on the undrawn and un-cancelled amounts of the facility, calculated and payable either quarterly or semi-annually in arrears.
Principal payments schedule																																									Scheduled principal payments were in 16 semi-annual instalments of various amounts ranging from 4.75% to 6.75% of the principal amount.																							The facility amount is repayable in 20 equal quarterly instalments of $10 million each.																											The principal payments under the loan are scheduled monthly, beginning on June 30, 2009 as follows: $2 million for the first four months and $4 million for the last three months beginning June 30, 2009.
Revolving loan facility, commitment fee (paid quarterly, per annum)																																																																					1.10%																			0.70%						0.75%	0.90%
Periodic principal payments																																																																10,000,000																												4,000,000	2,000,000
Semi-annual installments of various amounts of the principal amount																																												4.75%		6.75%
Issued non-convertible redeemable preference shares to Rand Merchant Bank	1,000,000																																																		1,200,000,000
Dividend rate payable as a percentage of Prime rate																																																							22.00%	61.00%
Outstanding preference shares repaid																																																		63,500,000		19,300,000
Attributable dividend paid																																																	19,300,000	2,500,000		3,000,000	5,900,000
Shares subject to scrip lending agreement																															3																																																																											3
Non-revolving senior secured term loan facility																																																																		200,000,000
Transaction cost																	$ 13,600,000

[1]	Split-tenor revolving credit facility On May 16, 2007, GFIMSA, Orogen and GF Operations entered into a $750 million split-tenor revolving credit facility consisting of a $250 million 364-day revolving tranche with a twelve-month term out option ("Facility A") and a $500 million 5-year revolving tranche ("Facility B"). On April 28, 2008, Gold Fields exercised the term out option under Facility A converting the full $250 million advance at that point into a term loan with a final maturity date of May 16, 2009. In terms of the facility agreement, Gold Fields had the option to repay the loan under Facility A early in whole or in part by giving 5 days' prior notice. Facility B was due to mature on May 16, 2012. The purpose of the facilities was to refinance existing facilities and for general corporate purposes. On June 30, 2008, Orogen had borrowed $73 million and $121 million under Facility A and Facility B respectively. GF Operations had $177 million and $141 million outstanding under Facility A and Facility B respectively on the same date. On various dates during fiscal 2009, Orogen drew down a further $120 million under Facility B. On May 15, 2009, GF Operations drew down $118 million under Facility B to partly refinance its maturing loan under Facility A. The balance of the GF Operations loan outstanding under Facility A of $59 million was refinanced with the $311 million syndicated revolving loan facility, which is detailed below in (b). Also on May 15, 2009, Orogen repaid $16 million of its portion of the maturing Facility A and refinanced the remaining $57 million with the $311 million syndicated revolving loan facility. On September 17, 2009, Gold Fields utilized $259 million of the proceeds from the sale of the shares in Eldorado Gold Corporation to fully settle GF Operations borrowings under facility B. Subsequently, on various dates, Orogen drew down $221 million to refinance more expensive debt under the $311 million syndicated revolving loan facility. Orogen also repaid $32 million during year. On August 26, 2010, Orogen drew down a further $70 million and on October 8, 2010, repaid the full $500 million drawn under Facility B using proceeds of the $1 billion Notes issue. The outstanding borrowings of Orogen, all under Facility B, at December 31, 2010 were $ nil million (June 30, 2010 were $430 million). The loan under Facility B bore interest at LIBOR plus a margin of 0.30% per annum. Borrowings under the Revolving Credit Facility were guaranteed by Gold Fields, GFIMSA, GF Holdings, Orogen and GF Operations. December 31, 2010 June 30, 2010 Balance at July 1, 430.0 498.5 Loan advanced, net of transaction costs 70.0 221.0 Loan repayments (500.0) (289.5) Balance at close - 430.0
[2]	Project Finance Facility On November 14, 2006, Gold Fields La Cima entered into a $150 million project finance facility with a number of lenders. The purpose of the facility was to finance the project costs related to the development of the Cerro Corona copper-gold porphyry deposit located in the Hualgayoc province in the Cajamarca region in northern Peru. The loan bore interest at a margin over LIBOR of: -0.45% during the pre-completion phase (i.e. prior to the financial completion date), and -between 1.25% and 1.75% thereafter. Scheduled principal payments were in 16 semi-annual instalments of various amounts ranging from 4.75% to 6.75% of the principal amount. The final instalment was due on the tenth anniversary of the signing date. Principal and voluntary repayments during the six months ended December 31, 2010 totaled $100 million (fiscal year ended June 30, 2010 totalled $50 million). The outstanding loan balance at December 31, 2010 was $ nil (June 30, 2010: $100 million). During the pre-completion phase the loan was guaranteed by Gold Fields and Gold Fields Corona (BVI) Limited (a wholly owned subsidiary of Gold Fields). The facility is secured by, among other things, pledges of and mortgages over the assets and properties of Gold Fields La Cima. In accordance with the Facility Agreement, the financial completion date (i.e. the date on which the Guarantees fall away and the Facility goes non-recourse) had to occur before November 14, 2010. Gold Fields La Cima however intended to refinance this facility before this date. However, La Cima repaid the full amount outstanding under this facility on September 16, 2010, from which date the security granted by La Cima in connection with this facility, was released. The Facility was cancelled on the same date. The repayment was made from cash generated by operations. December 31, 2010 June 30, 2010 Balance at beginning of year 100.0 150.0 Loan repayments (100.0) (50.0) Balance at end of year - 100.0
[3]	Preference shares On December 24, 2007 Gold Fields issued R1.2 billion of non-convertible redeemable preference shares to Rand Merchant Bank (RMB, a division of First Rand Bank Limited). The dividend rate payable is a floating rate that increases from 22% to up to 61% of the prime lending rate quoted by First Rand Bank Limited, or the Prime Rate, over the life of the Preference Shares. In certain circumstances, the dividend rate increases to 61% of the Prime Rate in the event the Preference Shares are redeemed before their scheduled maturity date and the dividend rate is also subject to adjustment in the case of a change in law or regulation. Dividends accrue quarterly and are rolled up until the redemption date. The purpose of the preference shares was to refinance existing credit facilities. The preference shares mature on January 24, 2011 and have been guaranteed by GFIMSA, Orogen and Gold Fields Operations. On October 10, 2008, $63.5 million of the outstanding preference shares was repaid. In addition, an attributable dividend of $2.5 million was also paid on the same date. On December 15, 2010, Gold Fields declared and paid $19.3 million of the attributable dividend. On the same date, the redemption date of January 24, 2011 was extended to September 15, 2011. The preference shares may be redeemed earlier on a date as agreed between the holder and Gold Fields. Subsequent to December 31, 2010, Newshelf 899 (Pty) Limited, a wholly-owned subsidiary of Gold Fields, became an additional guarantor of the preference shares. December 31, 2010 June 30, 2010 Balance at July 1, 96.3 84.9 Preference share dividend 3.0 5.9 Redemptions (19.3) - Translation 11.4 5.5 Balance at close 91.4 96.3
[4]	Scrip loan December 31, 2010 June 30, 2010 Balance at July 1, 19.0 - Loans advanced - 19.5 Translation 2.4 (0.5) Balance at close 21.4 19.0 On 26 March 2010, GFL Mining Services, or GFLMS, entered into a Scrip Lending agreement with a South African Bank in terms of which GFLMS agreed to lend 3 million of its securities in Mvelaphanda Resources Limited for an initial cash collateral of $19.5 million (R144 million). The market value of the collateral delivered by Nedcor to GFLMS on each settlement date shall represent not less than the market value of the loaned securities on that date together with a margin of 5% per annum. The agreement provides for the substantial risks and rewards on ownership inherent in the securities to be retained by GFLMS (i.e. equity price risk) and as a consequence, GFLMS has transferred the legal right to receive cash flows (dividends) on the securities loaned to Nedcor. The agreement will terminate on March 26, 2011. In the event of unbundling of the assets of Mvelaphanda before the termination date, the agreement will terminate within thirty days of unbundling. GFLMS will be entitled to receive the unbundled assets. Subsequent to December 31, 2010, Mvelaphanda has unbundled certain of its assets and in accordance with the terms of the agreement the loaned unbundled securities were returned and the collateral was repaid on February 28, 2011. A new scrip lending agreement was entered into between the parties with the same terms and conditions as the original agreement whereby GFLMS agreed to lend another three million of its securities in Mvelaphanda Resources Limited for a cash collateral of R127 million ( $18.8 million). The new agreement will terminate on May 20, 2011. Interest on the cash collateral held is calculated based on one month JIBAR rate and accrues daily and compounded monthly in arrears. The first interest settlement was on June 24, 2010. The next interest payment date will be on settlement. At December 31, 2010, the value of the loaned securities was $21.9 million (June 30, 2010: $19.0 million). The outstanding liability against these securities was $21.4 million (June 30, 2010: $19.0 million).
[5]	Non-revolving Senior Secured Term Loan December 31, 2010 June 30, 2010 Loans advanced 200.0 - Loans repaid (10.0) - Balance at close 190.0 - On September 17, 2010, Gold Fields La Cima entered into a non-revolving senior secured term loan for up to $200 million with The Bank of Nova Scotia and Banco de Credito del Peru. The purpose of this facility was to repay the Gold Fields outstanding subordinated loans with its affiliates and to finance its working capital requirements. On September 22, 2010, the lenders advanced $200 million to Gold Fields La Cima under this facility. The facility amount is repayble in 20 equal quarterly instalments of $10 million each. During the period, $10 million was repaid. The final maturity of this facility is five years from the disbursement date. Borrowings under the non-revolving senior secured term loan are secured by first-ranking assignments of all rights, title and interest in all of Gold Fields La Cima's concentrate sale agreements. In addition, the offshore and onshore collection accounts of Gold Fields La Cima will be subject to an Account Control Agreement and a first ranking charge in favour of the lenders. This facility will be non-recourse to the rest of the Gold Fields Group.
[6]	$1 Billion Notes Issue December 31, 2010 June 30, 2010 Notes Issued, net of transaction costs 986.4 - Unwinding of transaction costs 0.2 - Balance at close 986.6 - On September 30, 2010, Orogen issued $1,000,000,000 4.875% guaranteed Notes due October 7, 2020, or the Notes. The payment of all Notes is unconditionally and irrevocably guaranteed by Gold Fields Limited, GFIMSA, GFO and GFIJVH, or together, the Guarantors, on joint and several basis. The Notes and guarantees constitute direct, unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively, and rank equally in right of payment among themselves and with all other existing and future unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively. The transaction costs of US $13.6 million were deducted from the liability on initial measurement. These costs will unwind over the period of the Notes as an interest expense. Gold Fields used a portion of the net proceeds of the offering of the Notes to repay certain existing indebtedness of the Group and the balance of the net proceeds for general corporate purposes.
[7]	Domestic Medium Term Notes Program On April 6, 2009, Gold Fields established a R10 billion Domestic Medium Term Notes Program, or the "Program, in terms of which Gold Fields may, from time to time, issue notes denominated in any currency. The notes will not be subject to any minimum and maximum maturity and the maximum aggregate nominal outstanding amount of all notes will not exceed R10 billion. The Program has been registered with the bond market of the JSE Limited, or the JSE, and the notes issued can be listed on the JSE or not. Under the Program, Gold Fields issued listed notes totaling $248.0 million (fiscal year ended June 30, 2010: $1,044.9 million) and settled listed maturing notes totaling $659.6 million (fiscal year ended June 30, 2010: $721.9 million). The different notes issued mature 3, 6 or 12 months from date of issue and bear interest at JIBAR plus a margin ranging from 0.56% to 1.00% per annum except for notes with a carrying value of $44.4 million which are at a Rand fixed rate of 8.48%. The outstanding issued notes under the Program at December 31, 2010 were $108.9 million (June 30, 2010: $475.8 million). The outstanding notes matured as follows: • $32.1 million (R217.0 million) on January 25, 2011; • $32.2 million (R218.0 million) on February 10, 2011; and • $44.4 million (R300.0 million) on March 2, 2011 The Notes under the Program are guaranteed by GFIMSA, GF Holdings, Orogen and GF Operations. December 31, 2010 June 30, 2010 Balance at July 1, 475.8 141.8 Notes issued 248.0 1,044.9 Settlements (659.6) (721.9) Translation 44.7 11.0 Balance at close 108.9 475.8

Split-Tenor Revolving Credit Facility (Detail) (USD $) In Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Jun. 30, 2010		Jun. 30, 2009
Debt Instrument [Line Items]
Balance at beginning of year	$ 1,121.1
Long and short-term loans raised	1,543.8		942.1	1,619.9		1,312.3
Long and short-term loans repaid	(1,330.8)		(962.1)	(1,637.5)		(993.5)
Balance at close	1,398.3			1,121.1
Collateralized | Split tenor revolving credit facility
Debt Instrument [Line Items]
Balance at beginning of year	430	[1]		498.5
Long and short-term loans raised	70			221
Long and short-term loans repaid	(500)			(289.5)
Balance at close				$ 430	[1]

[1]	Split-tenor revolving credit facility On May 16, 2007, GFIMSA, Orogen and GF Operations entered into a $750 million split-tenor revolving credit facility consisting of a $250 million 364-day revolving tranche with a twelve-month term out option ("Facility A") and a $500 million 5-year revolving tranche ("Facility B"). On April 28, 2008, Gold Fields exercised the term out option under Facility A converting the full $250 million advance at that point into a term loan with a final maturity date of May 16, 2009. In terms of the facility agreement, Gold Fields had the option to repay the loan under Facility A early in whole or in part by giving 5 days' prior notice. Facility B was due to mature on May 16, 2012. The purpose of the facilities was to refinance existing facilities and for general corporate purposes. On June 30, 2008, Orogen had borrowed $73 million and $121 million under Facility A and Facility B respectively. GF Operations had $177 million and $141 million outstanding under Facility A and Facility B respectively on the same date. On various dates during fiscal 2009, Orogen drew down a further $120 million under Facility B. On May 15, 2009, GF Operations drew down $118 million under Facility B to partly refinance its maturing loan under Facility A. The balance of the GF Operations loan outstanding under Facility A of $59 million was refinanced with the $311 million syndicated revolving loan facility, which is detailed below in (b). Also on May 15, 2009, Orogen repaid $16 million of its portion of the maturing Facility A and refinanced the remaining $57 million with the $311 million syndicated revolving loan facility. On September 17, 2009, Gold Fields utilized $259 million of the proceeds from the sale of the shares in Eldorado Gold Corporation to fully settle GF Operations borrowings under facility B. Subsequently, on various dates, Orogen drew down $221 million to refinance more expensive debt under the $311 million syndicated revolving loan facility. Orogen also repaid $32 million during year. On August 26, 2010, Orogen drew down a further $70 million and on October 8, 2010, repaid the full $500 million drawn under Facility B using proceeds of the $1 billion Notes issue. The outstanding borrowings of Orogen, all under Facility B, at December 31, 2010 were $ nil million (June 30, 2010 were $430 million). The loan under Facility B bore interest at LIBOR plus a margin of 0.30% per annum. Borrowings under the Revolving Credit Facility were guaranteed by Gold Fields, GFIMSA, GF Holdings, Orogen and GF Operations. December 31, 2010 June 30, 2010 Balance at July 1, 430.0 498.5 Loan advanced, net of transaction costs 70.0 221.0 Loan repayments (500.0) (289.5) Balance at close - 430.0

Syndicated Revolving Loan Facility (Detail) (USD $) In Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2010	Jun. 30, 2009
Debt Instrument [Line Items]
Balance at beginning of year	$ 1,121.1
Long and short-term loans raised	1,543.8	942.1	1,619.9	1,312.3
Long and short-term loans repaid	(1,330.8)	(962.1)	(1,637.5)	(993.5)
Balance at close	1,398.3		1,121.1
Collateralized | Syndicated revolving loan facility
Debt Instrument [Line Items]
Balance at beginning of year			72
Long and short-term loans raised			200
Long and short-term loans repaid			$ (272)

Project Finance Facility (Detail) (USD $) In Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Jun. 30, 2010		Jun. 30, 2009
Debt Instrument [Line Items]
Balance at beginning of year	$ 1,121.1
Long and short-term loans repaid	(1,330.8)		(962.1)	(1,637.5)		(993.5)
Balance at close	1,398.3			1,121.1
Collateralized | Project finance facility
Debt Instrument [Line Items]
Balance at beginning of year	100	[1]		150
Long and short-term loans repaid	(100)			(50)
Balance at close				$ 100	[1]

[1]	Project Finance Facility On November 14, 2006, Gold Fields La Cima entered into a $150 million project finance facility with a number of lenders. The purpose of the facility was to finance the project costs related to the development of the Cerro Corona copper-gold porphyry deposit located in the Hualgayoc province in the Cajamarca region in northern Peru. The loan bore interest at a margin over LIBOR of: -0.45% during the pre-completion phase (i.e. prior to the financial completion date), and -between 1.25% and 1.75% thereafter. Scheduled principal payments were in 16 semi-annual instalments of various amounts ranging from 4.75% to 6.75% of the principal amount. The final instalment was due on the tenth anniversary of the signing date. Principal and voluntary repayments during the six months ended December 31, 2010 totaled $100 million (fiscal year ended June 30, 2010 totalled $50 million). The outstanding loan balance at December 31, 2010 was $ nil (June 30, 2010: $100 million). During the pre-completion phase the loan was guaranteed by Gold Fields and Gold Fields Corona (BVI) Limited (a wholly owned subsidiary of Gold Fields). The facility is secured by, among other things, pledges of and mortgages over the assets and properties of Gold Fields La Cima. In accordance with the Facility Agreement, the financial completion date (i.e. the date on which the Guarantees fall away and the Facility goes non-recourse) had to occur before November 14, 2010. Gold Fields La Cima however intended to refinance this facility before this date. However, La Cima repaid the full amount outstanding under this facility on September 16, 2010, from which date the security granted by La Cima in connection with this facility, was released. The Facility was cancelled on the same date. The repayment was made from cash generated by operations. December 31, 2010 June 30, 2010 Balance at beginning of year 100.0 150.0 Loan repayments (100.0) (50.0) Balance at end of year - 100.0

Preference Shares (Detail) (USD $) In Millions	Dec. 31, 2010	Jun. 30, 2010	Mar. 31, 2010 Collateralized Preference Shares	Oct. 10, 2008 Collateralized Preference Shares	Dec. 31, 2010 Collateralized Preference Shares		Jun. 30, 2010 Collateralized Preference Shares
Balance at beginning of year	$ 1,398.3	$ 1,121.1			$ 96.3	[1]	$ 84.9
Preference share dividend			19.3	2.5	3		5.9
Redemptions				(63.5)	(19.3)
Translation					11.4		5.5
Balance at close	$ 1,398.3	$ 1,121.1			$ 91.4	[1]	$ 96.3	[1]

[1]	Preference shares On December 24, 2007 Gold Fields issued R1.2 billion of non-convertible redeemable preference shares to Rand Merchant Bank (RMB, a division of First Rand Bank Limited). The dividend rate payable is a floating rate that increases from 22% to up to 61% of the prime lending rate quoted by First Rand Bank Limited, or the Prime Rate, over the life of the Preference Shares. In certain circumstances, the dividend rate increases to 61% of the Prime Rate in the event the Preference Shares are redeemed before their scheduled maturity date and the dividend rate is also subject to adjustment in the case of a change in law or regulation. Dividends accrue quarterly and are rolled up until the redemption date. The purpose of the preference shares was to refinance existing credit facilities. The preference shares mature on January 24, 2011 and have been guaranteed by GFIMSA, Orogen and Gold Fields Operations. On October 10, 2008, $63.5 million of the outstanding preference shares was repaid. In addition, an attributable dividend of $2.5 million was also paid on the same date. On December 15, 2010, Gold Fields declared and paid $19.3 million of the attributable dividend. On the same date, the redemption date of January 24, 2011 was extended to September 15, 2011. The preference shares may be redeemed earlier on a date as agreed between the holder and Gold Fields. Subsequent to December 31, 2010, Newshelf 899 (Pty) Limited, a wholly-owned subsidiary of Gold Fields, became an additional guarantor of the preference shares. December 31, 2010 June 30, 2010 Balance at July 1, 96.3 84.9 Preference share dividend 3.0 5.9 Redemptions (19.3) - Translation 11.4 5.5 Balance at close 91.4 96.3

Scrip Loan (Detail) In Millions	6 Months Ended		12 Months Ended		1 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Jun. 30, 2010 USD ( $)	Jun. 30, 2009 USD ( $)	Mar. 26, 2010 Collateralized Scrip Loan USD ( $)	Mar. 26, 2010 Collateralized Scrip Loan ZAR	Dec. 31, 2010 Collateralized Scrip Loan USD ( $)		Jun. 30, 2010 Collateralized Scrip Loan USD ( $)
Debt Instrument [Line Items]
Balance at beginning of year	$ 1,121.1						$ 19	[1]
Long and short-term loans raised	1,543.8	942.1	1,619.9	1,312.3	19.5	144			19.5
Translation							2.4		(0.5)
Balance at close	$ 1,398.3		$ 1,121.1				$ 21.4	[1]	$ 19 [1]

[1]	Scrip loan December 31, 2010 June 30, 2010 Balance at July 1, 19.0 - Loans advanced - 19.5 Translation 2.4 (0.5) Balance at close 21.4 19.0 On 26 March 2010, GFL Mining Services, or GFLMS, entered into a Scrip Lending agreement with a South African Bank in terms of which GFLMS agreed to lend 3 million of its securities in Mvelaphanda Resources Limited for an initial cash collateral of $19.5 million (R144 million). The market value of the collateral delivered by Nedcor to GFLMS on each settlement date shall represent not less than the market value of the loaned securities on that date together with a margin of 5% per annum. The agreement provides for the substantial risks and rewards on ownership inherent in the securities to be retained by GFLMS (i.e. equity price risk) and as a consequence, GFLMS has transferred the legal right to receive cash flows (dividends) on the securities loaned to Nedcor. The agreement will terminate on March 26, 2011. In the event of unbundling of the assets of Mvelaphanda before the termination date, the agreement will terminate within thirty days of unbundling. GFLMS will be entitled to receive the unbundled assets. Subsequent to December 31, 2010, Mvelaphanda has unbundled certain of its assets and in accordance with the terms of the agreement the loaned unbundled securities were returned and the collateral was repaid on February 28, 2011. A new scrip lending agreement was entered into between the parties with the same terms and conditions as the original agreement whereby GFLMS agreed to lend another three million of its securities in Mvelaphanda Resources Limited for a cash collateral of R127 million ( $18.8 million). The new agreement will terminate on May 20, 2011. Interest on the cash collateral held is calculated based on one month JIBAR rate and accrues daily and compounded monthly in arrears. The first interest settlement was on June 24, 2010. The next interest payment date will be on settlement. At December 31, 2010, the value of the loaned securities was $21.9 million (June 30, 2010: $19.0 million). The outstanding liability against these securities was $21.4 million (June 30, 2010: $19.0 million).

Non-revolving Senior Secured Term Loan (Detail) (USD $) In Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Jun. 30, 2010	Jun. 30, 2009
Debt Instrument [Line Items]
Long and short-term loans raised	$ 1,543.8		$ 942.1	$ 1,619.9	$ 1,312.3
Long and short-term loans repaid	(1,330.8)		(962.1)	(1,637.5)	(993.5)
Balance at close	1,398.3			1,121.1
Collateralized | Non-revolving Senior Secured Term Loan
Debt Instrument [Line Items]
Long and short-term loans raised	200
Long and short-term loans repaid	(10)
Balance at close	$ 190	[1]

[1]	Non-revolving Senior Secured Term Loan December 31, 2010 June 30, 2010 Loans advanced 200.0 - Loans repaid (10.0) - Balance at close 190.0 - On September 17, 2010, Gold Fields La Cima entered into a non-revolving senior secured term loan for up to $200 million with The Bank of Nova Scotia and Banco de Credito del Peru. The purpose of this facility was to repay the Gold Fields outstanding subordinated loans with its affiliates and to finance its working capital requirements. On September 22, 2010, the lenders advanced $200 million to Gold Fields La Cima under this facility. The facility amount is repayble in 20 equal quarterly instalments of $10 million each. During the period, $10 million was repaid. The final maturity of this facility is five years from the disbursement date. Borrowings under the non-revolving senior secured term loan are secured by first-ranking assignments of all rights, title and interest in all of Gold Fields La Cima's concentrate sale agreements. In addition, the offshore and onshore collection accounts of Gold Fields La Cima will be subject to an Account Control Agreement and a first ranking charge in favour of the lenders. This facility will be non-recourse to the rest of the Gold Fields Group.

Guaranteed Notes Issued (Detail) (USD $) In Millions	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2010 Collateralized $1 Billion Notes Issue
Debt Instrument [Line Items]
Notes Issued, net of transaction costs			$ 986.4
Unwinding of transaction costs			0.2
Balance at close	$ 1,398.3	$ 1,121.1	$ 986.6	[1]

[1]	$1 Billion Notes Issue December 31, 2010 June 30, 2010 Notes Issued, net of transaction costs 986.4 - Unwinding of transaction costs 0.2 - Balance at close 986.6 - On September 30, 2010, Orogen issued $1,000,000,000 4.875% guaranteed Notes due October 7, 2020, or the Notes. The payment of all Notes is unconditionally and irrevocably guaranteed by Gold Fields Limited, GFIMSA, GFO and GFIJVH, or together, the Guarantors, on joint and several basis. The Notes and guarantees constitute direct, unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively, and rank equally in right of payment among themselves and with all other existing and future unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively. The transaction costs of US $13.6 million were deducted from the liability on initial measurement. These costs will unwind over the period of the Notes as an interest expense. Gold Fields used a portion of the net proceeds of the offering of the Notes to repay certain existing indebtedness of the Group and the balance of the net proceeds for general corporate purposes.

Domestic Medium Term Notes Program (Detail) (USD $) In Millions	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2010 Uncollateralized Domestic Medium Term Notes Program		Jun. 30, 2010 Uncollateralized Domestic Medium Term Notes Program
Debt Instrument [Line Items]
Balance at beginning of year	$ 1,398.3	$ 1,121.1	$ 475.8	[1]	$ 141.8
Notes issued			248		1,044.9
Settlements			(659.6)		(721.9)
Translation			44.7		11
Balance at close	$ 1,398.3	$ 1,121.1	$ 108.9	[1]	$ 475.8	[1]

[1]	Domestic Medium Term Notes Program On April 6, 2009, Gold Fields established a R10 billion Domestic Medium Term Notes Program, or the "Program, in terms of which Gold Fields may, from time to time, issue notes denominated in any currency. The notes will not be subject to any minimum and maximum maturity and the maximum aggregate nominal outstanding amount of all notes will not exceed R10 billion. The Program has been registered with the bond market of the JSE Limited, or the JSE, and the notes issued can be listed on the JSE or not. Under the Program, Gold Fields issued listed notes totaling $248.0 million (fiscal year ended June 30, 2010: $1,044.9 million) and settled listed maturing notes totaling $659.6 million (fiscal year ended June 30, 2010: $721.9 million). The different notes issued mature 3, 6 or 12 months from date of issue and bear interest at JIBAR plus a margin ranging from 0.56% to 1.00% per annum except for notes with a carrying value of $44.4 million which are at a Rand fixed rate of 8.48%. The outstanding issued notes under the Program at December 31, 2010 were $108.9 million (June 30, 2010: $475.8 million). The outstanding notes matured as follows: • $32.1 million (R217.0 million) on January 25, 2011; • $32.2 million (R218.0 million) on February 10, 2011; and • $44.4 million (R300.0 million) on March 2, 2011 The Notes under the Program are guaranteed by GFIMSA, GF Holdings, Orogen and GF Operations. December 31, 2010 June 30, 2010 Balance at July 1, 475.8 141.8 Notes issued 248.0 1,044.9 Settlements (659.6) (721.9) Translation 44.7 11.0 Balance at close 108.9 475.8

Short-Term Syndicated Facility (Detail) (USD $) In Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2010	Jun. 30, 2009
Debt Instrument [Line Items]
Balance at beginning of year	$ 1,121.1
Long and short-term loans raised	1,543.8	942.1	1,619.9	1,312.3
Long and short-term loans repaid	(1,330.8)	(962.1)	(1,637.5)	(993.5)
Balance at close	1,398.3		1,121.1
Uncollateralized | Short term syndicated facility
Debt Instrument [Line Items]
Balance at beginning of year			20
Long and short-term loans raised
Long and short-term loans repaid			$ (20)

Other Loans (Detail) (USD $) In Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2010	Jun. 30, 2009
Debt Instrument [Line Items]
Balance at beginning of year	$ 1,121.1
Long and short-term loans raised	1,543.8	942.1	1,619.9	1,312.3
Long and short-term loans repaid	(1,330.8)	(962.1)	(1,637.5)	(993.5)
Balance at close	1,398.3		1,121.1
Uncollateralized | Other loans
Debt Instrument [Line Items]
Balance at beginning of year			136.5
Long and short-term loans raised	39.4		134.5
Long and short-term loans repaid	(41.9)		(284.1)
Translation	$ 2.5		$ 13.1

Combined Aggregate Maturities of Short- and Long-Terms Loans (Detail) (USD $) In Millions	Dec. 31, 2010	Jun. 30, 2010
Debt Instrument [Line Items]
1	$ 261.7
2	40
3	40
4	40
Thereafter	1,016.6
Balance at close	$ 1,398.3	$ 1,121.1

Reconciliation of Total Liability for Environmental Rehabilitation (Detail) (USD $) In Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2010	Jun. 30, 2009
Asset retirement obligations
Balance at beginning of year	$ 275.7	$ 236.9	$ 236.9
Addition to liabilities	12.3		11.9
Liabilities settled	(2.1)		(4.3)
Accretion of liability	10.9	9.9	19.3	13.9
Foreign currency translation adjustment	27.6		11.9
Balance at close	$ 324.4		$ 275.7	$ 236.9

Accrued Post-Retirement Health Care Costs (Detail) (USD $) In Millions	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2010 Gold Fields Group (excluding South Deep)		Jun. 30, 2010 Gold Fields Group (excluding South Deep)		Jun. 30, 2009 Gold Fields Group (excluding South Deep)	Dec. 31, 2010 South Deep Gold Mine		Jun. 30, 2010 South Deep Gold Mine		Jun. 30, 2009 South Deep Gold Mine
Defined Benefit Plan Disclosure [Line Items]
Accrued post-retirement health care costs	$ 2.7	$ 2.8	$ 2.6	[1]	$ 2.6	[1]	$ 11	$ 0.1	[2]	$ 0.2	[2]	$ 0.4

[1]	Gold Fields Group (excluding South Deep) accrued post-retirement health care costs The Group has certain liabilities to subsidize the contributions payable by certain pensioners and dependants of ex-employees on a pay-as-you-go basis. The Group's contributions to these schemes on behalf of current and retired employees amounted to $0.5 million for the six month period to December 31, 2010 (Six months to December 31, 2009: $0.2 million and for fiscal year ended June 30, 2010: $0.2 million). The obligation has been actuarially valued at December 31, 2010 and the outstanding contributions will be funded over the lifetime of these pensioners and dependants. The following table sets forth the funded status and amounts recognized by the Group (excluding South Deep) for post-retirement health care costs: December 31, 2010 June 30, 2010 Actuarial present value 2.6 2.6 Plan assets at fair value - - Accumulated benefit obligation in excess of plan assets 2.6 2.6 Prior service costs - - Unrecognized net (gain)/loss - - Post-retirement health care liability 2.6 2.6 December 31, 2010 June 30, 2010 The following is a reconciliation of the benefit obligation: Balance at beginning of year 2.6 11.0 Service costs (0.1) 0.9 Contributions paid (0.5) (0.2) Release of cross subsidization liability 0.0 (9.7) Foreign currency translation adjustment 0.6 0.6 Balance at end of year 2.6 2.6 The obligation has been valued using the projected unit credit funding method on past service liabilities. The valuation assumes a health care cost inflation rate of 8.0% per annum (June 30, 2010: 8.0%) and a discount rate of 8.75% per annum (June 30, 2010: 9.0%). December 31, 2010 June 30, 2010 The net periodic benefit cost is explained as follows: Service costs (0.1) 0.9 Net periodic benefit cost (0.1) 0.9 Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point increase in assumed health care cost trend rates would have increased the aggregate of service and interest cost for the six months ended December 31, 2010 by $0.01 million (fiscal year ended June 30, 2010: $0.1 million). The effect of this change on the accumulated post-retirement health care benefit obligation at December 31, 2010 would be an increase of $0.3 million (June 30, 2010: $0.2 million). A one percentage point decrease in assumed health care cost trend rates would have decreased the aggregate of service and interest cost for the six months ended December 31, 2010 by $0.01 million (fiscal year ended June 30, 2010: $0.01 million). The effect of this change on the accumulated post-retirement health care benefit obligation at December 31, 2010 would be a decrease of $0.2 million (June 30, 2010: $0.2 million).
[2]	South Deep accrued post-retirement health care costs As part of the acquisition of South Deep, the post-retirement health care cost liability was assumed. The Group has certain liabilities to provide fixed monthly post-retirement medical benefits to certain pensioners and dependents of ex-employees. The Group's contributions to these schemes on behalf of current and retired employees amounted to $0.1 million in six month period ended December 31, 2010 (six months ended December 31, 2009: $0.1 million and fiscal year ended June 30, 2010: $0.1 million). The obligation was actuarially valued at December 31, 2010 and the outstanding contributions will be funded until December 31, 2011. The following table sets forth the funded status and amounts recognized by the Group for post-retirement health care costs: December 31, 2010 June 30, 2010 Actuarial present value 0.1 0.2 Plan assets at fair value - - Accumulated benefit obligation in excess of plan assets 0.1 0.2 Prior service costs - - Unrecognized net (gain)/loss - - Post-retirement health care liability 0.1 0.2 The following is a reconciliation of the benefit obligation: Balance at beginning of year 0.2 0.4 Service costs - - Contributions paid (0.1) (0.1) Release of cross subsidization liability - (0.2) Foreign currency translation adjustment - 0.1 Balance at end of year 0.1 0.2 The obligation has been valued using the projected unit credit funding method on past service liabilities. The valuation assumes a health care cost inflation rate of 8.0% per annum (June 30, 2010: 8.0%) and a discount rate of 8.75% per annum (June 30, 2010: 9.0%). December 31, 2010 June 30, 2010 The net periodic benefit cost is explained as follows: Service costs - - Net periodic benefit cost - - An increase or decrease in assumed health care trend rates would not have affected the interest cost for six months ended December 31, 2010 and 2009. A change in the medical inflation assumption does not affect the employer liability as the subsidy does not escalate. The monthly contributions will remain constant.

PROVISION FOR POST-RETIREMENT HEALTH CARE COSTS - Additional Information (Detail) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended			6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2010 Gold Fields Group (excluding South Deep) USD ( $)	Dec. 31, 2009 Gold Fields Group (excluding South Deep) USD ( $)	Jun. 30, 2010 Gold Fields Group (excluding South Deep) USD ( $)	Dec. 31, 2010 South Deep Gold Mine USD ( $)	Dec. 31, 2009 South Deep Gold Mine USD ( $)	Jun. 30, 2010 South Deep Gold Mine USD ( $)
Defined Benefit Plan Disclosure [Line Items]
Contributions to post-retirement health care scheme					$ 0.5	$ 0.2	$ 0.2	$ 0.1	$ 0.1	$ 0.1
Health care cost, assumptions, inflation rate, per annum	8.00%	8.00%
Health care cost, assumptions, discount rate, per annum			8.75%	9.00%
Amount a one percentage point increase in assumed health care cost trend rates would have increased the aggregate of service and interest cost					0.01		0.1
Amount a one percentage point increase in assumed health care cost trend rates would have increased the accumulated post-retirement health care benefit					0.3		0.2
Amount a one percentage point decrease in assumed health care cost trend rates would have decreased the aggregate of service and interest cost					0.01		0.01
Amount a one percentage point decrease in assumed health care cost trend rates would have decrease the accumulated post-retirement health care benefit obligation					$ 0.2		$ 0.2

Funded Status and Amounts Recognized by Gold Fields Group (Excluding South Deep) for Post-Retirement Health Care Costs (Detail) (USD $) In Millions	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2010 Gold Fields Group (excluding South Deep)		Jun. 30, 2010 Gold Fields Group (excluding South Deep)		Jun. 30, 2009 Gold Fields Group (excluding South Deep)
Defined Benefit Plan Disclosure [Line Items]
Actuarial present value			$ 2.6		$ 2.6
Plan assets at fair value
Accumulated benefit obligation in excess of plan assets			2.6		2.6
Prior service costs
Unrecognized net (gain)/loss
Post-retirement health care liability	$ 2.7	$ 2.8	$ 2.6	[1]	$ 2.6	[1]	$ 11

[1]	Gold Fields Group (excluding South Deep) accrued post-retirement health care costs The Group has certain liabilities to subsidize the contributions payable by certain pensioners and dependants of ex-employees on a pay-as-you-go basis. The Group's contributions to these schemes on behalf of current and retired employees amounted to $0.5 million for the six month period to December 31, 2010 (Six months to December 31, 2009: $0.2 million and for fiscal year ended June 30, 2010: $0.2 million). The obligation has been actuarially valued at December 31, 2010 and the outstanding contributions will be funded over the lifetime of these pensioners and dependants. The following table sets forth the funded status and amounts recognized by the Group (excluding South Deep) for post-retirement health care costs: December 31, 2010 June 30, 2010 Actuarial present value 2.6 2.6 Plan assets at fair value - - Accumulated benefit obligation in excess of plan assets 2.6 2.6 Prior service costs - - Unrecognized net (gain)/loss - - Post-retirement health care liability 2.6 2.6 December 31, 2010 June 30, 2010 The following is a reconciliation of the benefit obligation: Balance at beginning of year 2.6 11.0 Service costs (0.1) 0.9 Contributions paid (0.5) (0.2) Release of cross subsidization liability 0.0 (9.7) Foreign currency translation adjustment 0.6 0.6 Balance at end of year 2.6 2.6 The obligation has been valued using the projected unit credit funding method on past service liabilities. The valuation assumes a health care cost inflation rate of 8.0% per annum (June 30, 2010: 8.0%) and a discount rate of 8.75% per annum (June 30, 2010: 9.0%). December 31, 2010 June 30, 2010 The net periodic benefit cost is explained as follows: Service costs (0.1) 0.9 Net periodic benefit cost (0.1) 0.9 Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point increase in assumed health care cost trend rates would have increased the aggregate of service and interest cost for the six months ended December 31, 2010 by $0.01 million (fiscal year ended June 30, 2010: $0.1 million). The effect of this change on the accumulated post-retirement health care benefit obligation at December 31, 2010 would be an increase of $0.3 million (June 30, 2010: $0.2 million). A one percentage point decrease in assumed health care cost trend rates would have decreased the aggregate of service and interest cost for the six months ended December 31, 2010 by $0.01 million (fiscal year ended June 30, 2010: $0.01 million). The effect of this change on the accumulated post-retirement health care benefit obligation at December 31, 2010 would be a decrease of $0.2 million (June 30, 2010: $0.2 million).

Reconciliation of Benefit Obligation for Post Retirement Health Care Cost by Gold Fields Group (Excluding South Deep) (Detail) (USD $) In Millions	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2010 Gold Fields Group (excluding South Deep)		Dec. 31, 2009 Gold Fields Group (excluding South Deep)	Jun. 30, 2010 Gold Fields Group (excluding South Deep)
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	$ 2.7	$ 2.8	$ 2.6	[1]	$ 11	$ 11
Service costs			(0.1)			0.9
Contributions paid			(0.5)		(0.2)	(0.2)
Release of cross subsidization liability			0			(9.7)
Foreign currency translation adjustment			0.6			0.6
Balance at end of year	$ 2.7	$ 2.8	$ 2.6	[1]		$ 2.6	[1]

[1]	Gold Fields Group (excluding South Deep) accrued post-retirement health care costs The Group has certain liabilities to subsidize the contributions payable by certain pensioners and dependants of ex-employees on a pay-as-you-go basis. The Group's contributions to these schemes on behalf of current and retired employees amounted to $0.5 million for the six month period to December 31, 2010 (Six months to December 31, 2009: $0.2 million and for fiscal year ended June 30, 2010: $0.2 million). The obligation has been actuarially valued at December 31, 2010 and the outstanding contributions will be funded over the lifetime of these pensioners and dependants. The following table sets forth the funded status and amounts recognized by the Group (excluding South Deep) for post-retirement health care costs: December 31, 2010 June 30, 2010 Actuarial present value 2.6 2.6 Plan assets at fair value - - Accumulated benefit obligation in excess of plan assets 2.6 2.6 Prior service costs - - Unrecognized net (gain)/loss - - Post-retirement health care liability 2.6 2.6 December 31, 2010 June 30, 2010 The following is a reconciliation of the benefit obligation: Balance at beginning of year 2.6 11.0 Service costs (0.1) 0.9 Contributions paid (0.5) (0.2) Release of cross subsidization liability 0.0 (9.7) Foreign currency translation adjustment 0.6 0.6 Balance at end of year 2.6 2.6 The obligation has been valued using the projected unit credit funding method on past service liabilities. The valuation assumes a health care cost inflation rate of 8.0% per annum (June 30, 2010: 8.0%) and a discount rate of 8.75% per annum (June 30, 2010: 9.0%). December 31, 2010 June 30, 2010 The net periodic benefit cost is explained as follows: Service costs (0.1) 0.9 Net periodic benefit cost (0.1) 0.9 Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point increase in assumed health care cost trend rates would have increased the aggregate of service and interest cost for the six months ended December 31, 2010 by $0.01 million (fiscal year ended June 30, 2010: $0.1 million). The effect of this change on the accumulated post-retirement health care benefit obligation at December 31, 2010 would be an increase of $0.3 million (June 30, 2010: $0.2 million). A one percentage point decrease in assumed health care cost trend rates would have decreased the aggregate of service and interest cost for the six months ended December 31, 2010 by $0.01 million (fiscal year ended June 30, 2010: $0.01 million). The effect of this change on the accumulated post-retirement health care benefit obligation at December 31, 2010 would be a decrease of $0.2 million (June 30, 2010: $0.2 million).

Net Periodic Benefit Cost by Gold Fields Group, Excluding South Deep (Detail) (Gold Fields Group (excluding South Deep), USD $) In Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Service costs	$ (0.1)	$ 0.9
Net periodic benefit cost	$ (0.1)	$ 0.9

Funded Status and Amounts Recognized by South Deep for Post-Retirement Health Care Costs (Detail) (USD $) In Millions	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2010 South Deep Gold Mine		Jun. 30, 2010 South Deep Gold Mine		Jun. 30, 2009 South Deep Gold Mine
Defined Benefit Plan Disclosure [Line Items]
Actuarial present value			$ 0.1		$ 0.2
Plan assets at fair value
Accumulated benefit obligation in excess of plan assets			0.1		0.2
Prior service costs
Unrecognized net (gain)/loss
Post-retirement health care liability	$ 2.7	$ 2.8	$ 0.1	[1]	$ 0.2	[1]	$ 0.4

[1]	South Deep accrued post-retirement health care costs As part of the acquisition of South Deep, the post-retirement health care cost liability was assumed. The Group has certain liabilities to provide fixed monthly post-retirement medical benefits to certain pensioners and dependents of ex-employees. The Group's contributions to these schemes on behalf of current and retired employees amounted to $0.1 million in six month period ended December 31, 2010 (six months ended December 31, 2009: $0.1 million and fiscal year ended June 30, 2010: $0.1 million). The obligation was actuarially valued at December 31, 2010 and the outstanding contributions will be funded until December 31, 2011. The following table sets forth the funded status and amounts recognized by the Group for post-retirement health care costs: December 31, 2010 June 30, 2010 Actuarial present value 0.1 0.2 Plan assets at fair value - - Accumulated benefit obligation in excess of plan assets 0.1 0.2 Prior service costs - - Unrecognized net (gain)/loss - - Post-retirement health care liability 0.1 0.2 The following is a reconciliation of the benefit obligation: Balance at beginning of year 0.2 0.4 Service costs - - Contributions paid (0.1) (0.1) Release of cross subsidization liability - (0.2) Foreign currency translation adjustment - 0.1 Balance at end of year 0.1 0.2 The obligation has been valued using the projected unit credit funding method on past service liabilities. The valuation assumes a health care cost inflation rate of 8.0% per annum (June 30, 2010: 8.0%) and a discount rate of 8.75% per annum (June 30, 2010: 9.0%). December 31, 2010 June 30, 2010 The net periodic benefit cost is explained as follows: Service costs - - Net periodic benefit cost - - An increase or decrease in assumed health care trend rates would not have affected the interest cost for six months ended December 31, 2010 and 2009. A change in the medical inflation assumption does not affect the employer liability as the subsidy does not escalate. The monthly contributions will remain constant.

Reconciliation of Benefit Obligation for Post Retirement Health Care Cost by South Deep (Detail) (USD $) In Millions	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2010 South Deep Gold Mine		Dec. 31, 2009 South Deep Gold Mine	Jun. 30, 2010 South Deep Gold Mine
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	$ 2.7	$ 2.8	$ 0.2	[1]	$ 0.4	$ 0.4
Service costs
Contributions paid			(0.1)		(0.1)	(0.1)
Release of cross subsidization liability						(0.2)
Foreign currency translation adjustment						0.1
Balance at end of year	$ 2.7	$ 2.8	$ 0.1	[1]		$ 0.2	[1]

[1]	South Deep accrued post-retirement health care costs As part of the acquisition of South Deep, the post-retirement health care cost liability was assumed. The Group has certain liabilities to provide fixed monthly post-retirement medical benefits to certain pensioners and dependents of ex-employees. The Group's contributions to these schemes on behalf of current and retired employees amounted to $0.1 million in six month period ended December 31, 2010 (six months ended December 31, 2009: $0.1 million and fiscal year ended June 30, 2010: $0.1 million). The obligation was actuarially valued at December 31, 2010 and the outstanding contributions will be funded until December 31, 2011. The following table sets forth the funded status and amounts recognized by the Group for post-retirement health care costs: December 31, 2010 June 30, 2010 Actuarial present value 0.1 0.2 Plan assets at fair value - - Accumulated benefit obligation in excess of plan assets 0.1 0.2 Prior service costs - - Unrecognized net (gain)/loss - - Post-retirement health care liability 0.1 0.2 The following is a reconciliation of the benefit obligation: Balance at beginning of year 0.2 0.4 Service costs - - Contributions paid (0.1) (0.1) Release of cross subsidization liability - (0.2) Foreign currency translation adjustment - 0.1 Balance at end of year 0.1 0.2 The obligation has been valued using the projected unit credit funding method on past service liabilities. The valuation assumes a health care cost inflation rate of 8.0% per annum (June 30, 2010: 8.0%) and a discount rate of 8.75% per annum (June 30, 2010: 9.0%). December 31, 2010 June 30, 2010 The net periodic benefit cost is explained as follows: Service costs - - Net periodic benefit cost - - An increase or decrease in assumed health care trend rates would not have affected the interest cost for six months ended December 31, 2010 and 2009. A change in the medical inflation assumption does not affect the employer liability as the subsidy does not escalate. The monthly contributions will remain constant.

Net Periodic Benefit Cost by South Deep (Detail) (South Deep Gold Mine, USD $) In Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2010
Service costs
Net periodic benefit cost	$ 0	$ 0

EMPLOYEE BENEFIT PLANS - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended			6 Months Ended												6 Months Ended								6 Months Ended										6 Months Ended		12 Months Ended					6 Months Ended		12 Months Ended						6 Months Ended									6 Months Ended					6 Months Ended			1 Months Ended	6 Months Ended				1 Months Ended	6 Months Ended		6 Months Ended
	Dec. 31, 2010 USD ( $)	Jun. 30, 2009 USD ( $)	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2010 Minimum 2005 Share Plan Restricted Stock	Dec. 31, 2010 Minimum 2005 Share Plan Stock Appreciation Rights	Dec. 31, 2010 South Africa Rand 2005 Share Plan ZAR	Jun. 30, 2010 South Africa Rand 2005 Share Plan ZAR	Jun. 30, 2009 South Africa Rand 2005 Share Plan ZAR	Jun. 30, 2008 South Africa Rand 2005 Share Plan ZAR	Dec. 31, 2010 South Africa Rand 2005 Share Plan Stock Appreciation Rights ZAR	Dec. 31, 2010 U.S. Dollar 2005 Share Plan USD ( $)	Jun. 30, 2010 U.S. Dollar 2005 Share Plan USD ( $)	Jun. 30, 2009 U.S. Dollar 2005 Share Plan USD ( $)	Jun. 30, 2008 U.S. Dollar 2005 Share Plan USD ( $)	Dec. 31, 2010 U.S. Dollar 2005 Share Plan Stock Appreciation Rights USD ( $)	Dec. 31, 2010 2005 Share Plan Restricted Stock USD ( $)	Jun. 30, 2010 2005 Share Plan Restricted Stock	Jun. 30, 2009 2005 Share Plan Restricted Stock	Jun. 30, 2008 2005 Share Plan Restricted Stock	Dec. 31, 2010 2005 Share Plan Stock Appreciation Rights	Jun. 30, 2010 2005 Share Plan Stock Appreciation Rights	Jun. 30, 2009 2005 Share Plan Stock Appreciation Rights	Jun. 30, 2008 2005 Share Plan Stock Appreciation Rights	Dec. 31, 2010 2005 Share Plan Stock Appreciation Rights Maximum	Dec. 31, 2010 Minimum GF Management Incentive Scheme	Dec. 31, 2010 South Africa Rand GF Management Incentive Scheme ZAR	Jun. 30, 2010 South Africa Rand GF Management Incentive Scheme ZAR	Jun. 30, 2009 South Africa Rand GF Management Incentive Scheme ZAR	Jun. 30, 2008 South Africa Rand GF Management Incentive Scheme ZAR	Dec. 31, 2010 U.S. Dollar GF Management Incentive Scheme USD ( $)	Jun. 30, 2010 U.S. Dollar GF Management Incentive Scheme USD ( $)	Jun. 30, 2009 U.S. Dollar GF Management Incentive Scheme USD ( $)	Jun. 30, 2008 U.S. Dollar GF Management Incentive Scheme USD ( $)	Dec. 31, 2010 GF Management Incentive Scheme ZAR	Dec. 31, 2009 GF Management Incentive Scheme ZAR	Jun. 30, 2001 GF Management Incentive Scheme	Sep. 30, 2010 GF Management Incentive Scheme ZAR	Jun. 30, 2010 GF Management Incentive Scheme	Jun. 30, 2009 GF Management Incentive Scheme	Jun. 30, 2008 GF Management Incentive Scheme	Dec. 31, 2010 GF Management Incentive Scheme Maximum	Sep. 30, 2010 GF Management Incentive Scheme Executive Officer ZAR	Jun. 30, 2008 Gold Fields Limited 2005 Non-Executive Director Share Plan USD ( $)	Nov. 04, 2009 Gold Fields Limited 2005 Non-Executive Director Share Plan	Dec. 31, 2010 Gold Fields Limited 2005 Non-Executive Director Share Plan Restricted Stock	Jun. 30, 2010 Gold Fields Limited 2005 Non-Executive Director Share Plan Restricted Stock	Jun. 30, 2009 Gold Fields Limited 2005 Non-Executive Director Share Plan Restricted Stock	Jun. 30, 2008 Gold Fields Limited 2005 Non-Executive Director Share Plan Restricted Stock	Dec. 31, 2010 Minimum GF Non-Executive Director Share Plan	Dec. 31, 2010 South Africa Rand GF Non-Executive Director Share Plan ZAR	Jun. 30, 2010 South Africa Rand GF Non-Executive Director Share Plan ZAR	Jun. 30, 2009 South Africa Rand GF Non-Executive Director Share Plan ZAR	Jun. 30, 2008 South Africa Rand GF Non-Executive Director Share Plan ZAR	Dec. 31, 2010 U.S. Dollar GF Non-Executive Director Share Plan USD ( $)	Jun. 30, 2010 U.S. Dollar GF Non-Executive Director Share Plan USD ( $)	Jun. 30, 2009 U.S. Dollar GF Non-Executive Director Share Plan USD ( $)	Jun. 30, 2008 U.S. Dollar GF Non-Executive Director Share Plan USD ( $)	Dec. 31, 2010 GF Non-Executive Director Share Plan ZAR	Dec. 31, 2009 GF Non-Executive Director Share Plan ZAR	Jun. 30, 2010 GF Non-Executive Director Share Plan	Jun. 30, 2009 GF Non-Executive Director Share Plan	Jun. 30, 2008 GF Non-Executive Director Share Plan	Dec. 31, 2010 GF Non-Executive Director Share Plan Maximum	Dec. 31, 2010 Broad-based BEE consortium (BEECO) USD ( $)	Dec. 31, 2009 Broad-based BEE consortium (BEECO) USD ( $)	Dec. 23, 2010 Broad-based BEE consortium (BEECO) GFI Mining South Africa (Proprietary) Limited ZAR	Dec. 31, 2010 Broad-based BEE consortium (BEECO) GFI Mining South Africa (Proprietary) Limited USD ( $)	Dec. 31, 2010 Broad-based BEE consortium (BEECO) South Deep Gold Mine USD ( $)	Dec. 31, 2010 Broad-based BEE consortium (BEECO) South Deep Gold Mine Preferred Stock Dividends USD ( $)	Dec. 31, 2010 Broad-based BEE consortium (BEECO) South Deep Gold Mine Equity Component Equivalent USD ( $)	Dec. 06, 2010 Broad-based BEE consortium (BEECO) South Deep Gold Mine Common Class B ZAR	Dec. 31, 2010 Broad-based BEE consortium (BEECO) South Deep Gold Mine Common Class B	Dec. 31, 2010 Broad-based BEE consortium (BEECO) GFI Mining South Africa (Proprietary) Limited Excluding South Deep	Dec. 31, 2010 Broad-based BEE consortium (BEECO) Employee Stock Option	Dec. 22, 2010 Broad-based BEE consortium (BEECO) Employee Stock Option ZAR	Dec. 31, 2010 Stock Appreciation Rights ZAR	Jun. 30, 2010 Stock Appreciation Rights ZAR	Dec. 31, 2009 Stock Appreciation Rights ZAR	Jun. 30, 2009 Stock Appreciation Rights ZAR	Dec. 31, 2010 South Deep Gold Mine USD ( $)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of providing retirement benefits for defined contribution plans	$ 43	$ 76
Vesting period after grant date					3Y	3Y
Incremental fair value resulting from the modification amounts																	17.1																											0.5
Options exercisable																					1,035,193														976,533																								36,700
Expiration period from grant date																									6Y	2011-01-01																2014-03-03								2011-02-15														2011-08-13
SARS exercisable, average exercise price											124.59					$ 17.45											75.85				$ 11.24																				79.37				$ 11.76
Options to purchase ordinary shares, outstanding																	7,650,081	8,438,663	6,831,964	5,396,887	5,270,597	5,660,272	4,609,626	3,837,937											976,533			1,352,633	1,352,633	2,304,421	4,212,219		207,434			98,878	135,878	100,200	80,600										36,700		81,700	81,700	146,700
Options to purchase ordinary shares, outstanding, weighted average price							105.53	106	111.5	112.73	105.55	$ 15.63	$ 14	$ 13.83	$ 14.09	$ 15.64											75.85	76.15	77.2	78.38	$ 11.24	$ 10.06	$ 9.58	$ 9.8									91.51								79.37	88.54	88.54	83.81	$ 11.76	$ 11.7	$ 10.99	$ 10.48																			93.89	90.84	102.44	108.9
Options to purchase ordinary shares, exercise price range, lower limit																																						46.23
Options to purchase ordinary shares, exercise price range, upper limit																																						154.65
Option exercising term																																			Each option may normally only be exercised by a participant on the following bases: (1) after two years have elapsed from the date on which the option was accepted by the participant, in respect of not more than one-third of the ordinary shares which are the subject of that option; (2) after three years have elapsed from the date on which the option was accepted by the participant, in respect of not more than a further one-third (representing two-thirds cumulatively) of the ordinary shares which are the subject of that option; and (3) after four years have elapsed from the date on which the option was accepted by the participant, in respect of all the ordinary shares which are the subject of that option, subject to revision by the Board of Directors.
Issued ordinary share capital reserved for issuance under all share schemes, percentage																																			5.00%		5.00%
Shares reserved for issuance																																			36,039,844		22,791,830								47,300
Options to purchase ordinary shares, exercise price range, lower limit																																			46.23
Options to purchase ordinary shares, exercise price range, upper limit																																			154.65
Options to purchase ordinary shares, exercisable, price range, lower limit																																			46.23	111.66																							68.59	68.59
Options to purchase ordinary shares, exercised in the period, market price range, upper limit																																			46.23	111.66																							88.38	88.38
Options to purchase ordinary shares, granted in the period, exercise price range, lower limit																																																											68.59
Options to purchase ordinary shares, granted in the period, exercise price range, upper limit																																																											88.38
Compensation cost related to awards not yet recognized under all four schemes	91.4
Number of shares issued			720,796,887	705,903,511																																																																					10,000,000
Stock Ownership Per Regulatory Requirement, Percentage																																																																	26.00%			10.75%	10.00%				10.00%	1.00%
Ordinary dividend entitlement, per share																																																																								2
Equity Empowerment Transactions, Description																																																																	Gold Fields implemented three empowerment transactions which are aimed at complying with the 2014 BEE equity ownership targets.
Ordinary shares conversion basis																																																																									The Class B ordinary shares will convert one-third after ten years and a third thereafter on each fifth year anniversary. For accounting purposes, the dividend represents a liability of Gold Fields to the Class B ordinary shareholders and qualifies as a share-based compensation.
Number Class B ordinary shares will be converted after ten years																																																																									33.00%
Number Class B ordinary shares will be converted on each fifth year anniversary																																																																									33.00%
Share-based compensation costs																																																																	297.6	0		10.2	115.5	21.2	94.3
Share-based compensation costs, Stock Ownership Plan																																																																	171.9
Employee stock ownership plan, shares issued																																																																	13,500,000
Employee stock ownership plan, number of employees																																																																											47,000
Number of shares issued																																																																			600,000
Share-based compensation costs, closing price																																																																			118.51									122.79
Employee stock ownership plan, market discount rate																																																																											25.80%
Employee stock ownership plan, minimum restriction period																																																																											15
Dividends payable	$ 8.4																																																																																$ 2.7
Effective interest rate used to discount future dividend payments																																																																									9.55%

Details of PVRS and SARS Granted Under Share Plan (Detail)	Dec. 31, 2010 South Africa Rand 2005 Share Plan ZAR	Jun. 30, 2010 South Africa Rand 2005 Share Plan ZAR	Jun. 30, 2009 South Africa Rand 2005 Share Plan ZAR	Jun. 30, 2008 South Africa Rand 2005 Share Plan ZAR	Dec. 31, 2010 South Africa Rand 2005 Share Plan Stock Appreciation Rights ZAR	Dec. 31, 2010 U.S. Dollar 2005 Share Plan USD ( $)	Jun. 30, 2010 U.S. Dollar 2005 Share Plan USD ( $)	Jun. 30, 2009 U.S. Dollar 2005 Share Plan USD ( $)	Jun. 30, 2008 U.S. Dollar 2005 Share Plan USD ( $)	Dec. 31, 2010 U.S. Dollar 2005 Share Plan Stock Appreciation Rights USD ( $)	Dec. 31, 2010 2005 Share Plan Restricted Stock	Jun. 30, 2010 2005 Share Plan Restricted Stock	Jun. 30, 2009 2005 Share Plan Restricted Stock	Dec. 31, 2010 2005 Share Plan Stock Appreciation Rights	Jun. 30, 2010 2005 Share Plan Stock Appreciation Rights	Jun. 30, 2009 2005 Share Plan Stock Appreciation Rights	Dec. 31, 2010 Stock Appreciation Rights ZAR	Jun. 30, 2010 Stock Appreciation Rights ZAR	Dec. 31, 2009 Stock Appreciation Rights ZAR	Jun. 30, 2009 Stock Appreciation Rights ZAR
Number of Options
Beginning Balance											8,438,663	6,831,964	5,396,887	5,660,272	4,609,626	3,837,937
Granted during the period											381,115	3,177,552	2,616,171	307,070	1,564,217	1,311,271
Exercised and released											(355,779)	(341,309)	(73,954)	(13,329)
Forfeited											(753,918)	(619,793)	(880,240)	(683,416)	(513,571)	(539,582)
Conditions for vesting not met											(60,000)	(609,751)	(226,900)
Ending Balance											7,650,081	8,438,663	6,831,964	5,270,597	5,660,272	4,609,626
Average price
Granted during the period	103.66	90.84	108.9			$ 14.52	$ 11.98	$ 12.09
Exercised and released	103.07					$ 14.44
Forfeited	104.01	109.4	121.07			$ 14.57	$ 14.43	$ 13.44
Conditions for vesting not met
Average price, at end of year	105.53	106	111.5	112.73	105.55	$ 15.63	$ 14	$ 13.83	$ 14.09	$ 15.64							93.89	90.84	102.44	108.9

2005 Shares Plan Options Outstanding (Detail)	Dec. 31, 2010 South Africa Rand 2005 Share Plan ZAR	Jun. 30, 2010 South Africa Rand 2005 Share Plan ZAR	Jun. 30, 2009 South Africa Rand 2005 Share Plan ZAR	Jun. 30, 2008 South Africa Rand 2005 Share Plan ZAR	Dec. 31, 2010 South Africa Rand 2005 Share Plan Stock Appreciation Rights ZAR	Dec. 31, 2010 South Africa Rand 2005 Share Plan Stock Appreciation Rights Range 1 ZAR	Dec. 31, 2010 South Africa Rand 2005 Share Plan Stock Appreciation Rights Range 2 ZAR	Dec. 31, 2010 South Africa Rand 2005 Share Plan Stock Appreciation Rights Range 3 ZAR	Dec. 31, 2010 U.S. Dollar 2005 Share Plan USD ( $)	Jun. 30, 2010 U.S. Dollar 2005 Share Plan USD ( $)	Jun. 30, 2009 U.S. Dollar 2005 Share Plan USD ( $)	Jun. 30, 2008 U.S. Dollar 2005 Share Plan USD ( $)	Dec. 31, 2010 U.S. Dollar 2005 Share Plan Stock Appreciation Rights USD ( $)	Dec. 31, 2010 U.S. Dollar 2005 Share Plan Stock Appreciation Rights Range 1 USD ( $)	Dec. 31, 2010 U.S. Dollar 2005 Share Plan Stock Appreciation Rights Range 2 USD ( $)	Dec. 31, 2010 U.S. Dollar 2005 Share Plan Stock Appreciation Rights Range 3 USD ( $)	Dec. 31, 2010 2005 Share Plan Stock Appreciation Rights	Jun. 30, 2010 2005 Share Plan Stock Appreciation Rights	Jun. 30, 2009 2005 Share Plan Stock Appreciation Rights	Jun. 30, 2008 2005 Share Plan Stock Appreciation Rights	Dec. 31, 2010 2005 Share Plan Stock Appreciation Rights Range 1	Dec. 31, 2010 2005 Share Plan Stock Appreciation Rights Range 2	Dec. 31, 2010 2005 Share Plan Stock Appreciation Rights Range 3	Dec. 31, 2010 Stock Appreciation Rights ZAR	Jun. 30, 2010 Stock Appreciation Rights ZAR	Dec. 31, 2009 Stock Appreciation Rights ZAR	Jun. 30, 2009 Stock Appreciation Rights ZAR
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, Price range, lower limit						60	85	110						$ 8.89	$ 12.6	$ 16.3
Outstanding options, Price range, upper limit						84.99	109.99	134.99						$ 12.59	$ 16.29	$ 20
Options to purchase ordinary shares, outstanding																	5,270,597	5,660,272	4,609,626	3,837,937	11,675	4,184,739	1,074,183
Outstanding options, Contractual life (in years)																	2.86				3.85	3.09	1.94
Options to purchase ordinary shares, outstanding, weighted average price	105.53	106	111.5	112.73	105.55	69.91	100.83	124.37	$ 15.63	$ 14	$ 13.83	$ 14.09	$ 15.64	$ 10.36	$ 14.94	$ 18.43								93.89	90.84	102.44	108.9

Options Granted Under GF Management Incentive Scheme (Detail) (GF Management Incentive Scheme)	Dec. 31, 2010 South Africa Rand ZAR	Jun. 30, 2010 South Africa Rand ZAR	Jun. 30, 2009 South Africa Rand ZAR	Jun. 30, 2008 South Africa Rand ZAR	Dec. 31, 2010 U.S. Dollar USD ( $)	Jun. 30, 2010 U.S. Dollar USD ( $)	Jun. 30, 2009 U.S. Dollar USD ( $)	Jun. 30, 2008 U.S. Dollar USD ( $)	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2009	Sep. 30, 2010
Number of Options
Beginning Balance									1,352,633	2,304,421	4,212,219	1,352,633
Granted during the period
Exercised and released									(348,430)	(778,172)	(1,367,882)
Forfeited									(27,670)	(173,616)	(539,916)
Ending Balance									976,533	1,352,633	2,304,421	1,352,633
Average option price
Granted during the period
Exercised and released	75.4	74.62	69.69		$ 10.56	$ 9.84	$ 7.73
Forfeited	96.06	97.01	105.39		$ 13.45	$ 12.8	$ 11.7
Average price, at end of year	75.85	76.15	77.2	78.38	$ 11.24	$ 10.06	$ 9.58	$ 9.8

Directors Affected by GF Management Scheme Modification (Detail) (GF Management Incentive Scheme, ZAR)	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Dec. 31, 2010 Nicholas J. Holland	Jun. 30, 2010 Nicholas J. Holland	Dec. 31, 2009 Nicholas J. Holland	Jun. 30, 2009 Nicholas J. Holland	Dec. 31, 2010 Paul Schmidt	Dec. 31, 2010 Kofi Ansah	Jun. 30, 2009 Kofi Ansah	Dec. 31, 2010 Rupert L. Pennant-Rea	Jun. 30, 2010 Rupert L. Pennant-Rea	Dec. 31, 2009 Rupert L. Pennant-Rea	Jun. 30, 2009 Rupert L. Pennant-Rea	Dec. 31, 2010 Chris I. Von Christierson	Jun. 30, 2010 Chris I. Von Christierson	Dec. 31, 2009 Chris I. Von Christierson	Jun. 30, 2009 Chris I. Von Christierson	Jun. 30, 2010 Alan J. Wright	Dec. 31, 2009 Alan J. Wright	Jun. 30, 2009 Alan J. Wright	Jun. 30, 2009 Terence P. Goodlace
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of options	976,533	1,352,633	1,352,633	2,304,421	4,212,219	191,500	13,334	13,334	172,499	15,934	6,700	6,700	20,000	5,000	5,000	25,000	10,000	10,000	10,000	20,000	10,000	10,000	55,000	3,167
Options to purchase ordinary shares, outstanding, weighted average price						75.44	46.23	46.23	76.59	74.75	68.59	68.59	78.49	110.03	110.03	84.79	88.38	110.03	110.03	99.21	110.03	110.03	68.41	154.65
Contractual life extended by (years)	0.86					0.8	0.87	0.87	0.38	0.64	0.5	0.39	0.5	0.71	0.71	0.39	0.5	0.71	0.71	0.39	0.71	0.71	0.39	0.01

GF Management Scheme Options Outstanding (Detail) (GF Management Incentive Scheme)	Dec. 31, 2010 South Africa Rand ZAR	Jun. 30, 2010 South Africa Rand ZAR	Jun. 30, 2009 South Africa Rand ZAR	Jun. 30, 2008 South Africa Rand ZAR	Dec. 31, 2010 South Africa Rand Range 1 ZAR	Dec. 31, 2010 South Africa Rand Range 2 ZAR	Dec. 31, 2010 South Africa Rand Range 3 ZAR	Dec. 31, 2010 South Africa Rand Range 4 ZAR	Dec. 31, 2010 South Africa Rand Range 5 ZAR	Dec. 31, 2010 U.S. Dollar USD ( $)	Jun. 30, 2010 U.S. Dollar USD ( $)	Jun. 30, 2009 U.S. Dollar USD ( $)	Jun. 30, 2008 U.S. Dollar USD ( $)	Dec. 31, 2010 U.S. Dollar Range 1 USD ( $)	Dec. 31, 2010 U.S. Dollar Range 2 USD ( $)	Dec. 31, 2010 U.S. Dollar Range 3 USD ( $)	Dec. 31, 2010 U.S. Dollar Range 4 USD ( $)	Dec. 31, 2010 U.S. Dollar Range 5 USD ( $)	Dec. 31, 2010 ZAR	Sep. 30, 2010 ZAR	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Dec. 31, 2010 Range 1	Dec. 31, 2010 Range 2	Dec. 31, 2010 Range 3	Dec. 31, 2010 Range 4	Dec. 31, 2010 Range 5
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, Price range, lower limit					35	60	85	110	135					$ 5.19	$ 8.9	$ 12.6	$ 16.3	$ 20.01		46.23
Outstanding options, Price range, upper limit					59.99	84.99	109.99	134.99	159.99					$ 8.89	$ 12.59	$ 16.29	$ 20	$ 23.7		154.65
Options to purchase ordinary shares, outstanding																			976,533	1,352,633	1,352,633	2,304,421	4,212,219	59,866	743,298	106,269	39,600	27,500
Outstanding options, Contractual life (in years)																			0.86					0.73	0.93	0.5	1.01	0.52
Exercisable options, Number of options																			976,533					59,866	743,298	106,269	39,600	27,500
Options to purchase ordinary shares, outstanding, weighted average price	75.85	76.15	77.2	78.38	46.23	70.88	92.65	119.62	146.71	$ 11.24	$ 10.06	$ 9.58	$ 9.8	$ 6.85	$ 10.5	$ 13.73	$ 17.72	$ 21.73
Exercisable options, Price range, lower limit					35	60	85	110	135					$ 5.19	$ 8.9	$ 12.6	$ 16.3	$ 20.01	46.23
Exercisable options, Price range, upper limit					59.99	84.99	109.99	134.99	159.99					$ 8.89	$ 12.59	$ 16.29	$ 20	$ 23.7	154.65
Exercisable options, Weighted average exercise price	75.85				46.23	70.88	92.65	119.62	146.71	$ 11.24				$ 6.85	$ 10.5	$ 13.73	$ 17.72	$ 21.73

Restricted Shares Granted (Detail) (Gold Fields Limited 2005 Non-Executive Director Share Plan, Restricted Stock)	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2009
Number of Restricted Shares
Beginning Balance	135,878	100,200	80,600
Granted during the period		47,300	52,600
Exercised and released	(37,000)	(11,622)	(33,000)
Forfeited
Ending Balance	98,878	135,878	100,200

Details of GF Non-Executive Director Share Plan (Detail) (GF Non-Executive Director Share Plan)	Dec. 31, 2010 South Africa Rand ZAR	Jun. 30, 2010 South Africa Rand ZAR	Jun. 30, 2009 South Africa Rand ZAR	Jun. 30, 2008 South Africa Rand ZAR	Dec. 31, 2010 U.S. Dollar USD ( $)	Jun. 30, 2010 U.S. Dollar USD ( $)	Jun. 30, 2009 U.S. Dollar USD ( $)	Jun. 30, 2008 U.S. Dollar USD ( $)	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2009
Number of Options
Beginning Balance									81,700	81,700	146,700
Granted during the period
Exercised and released									(20,000)		(25,000)
Forfeited									(25,000)		(40,000)
Ending Balance									36,700	81,700	81,700
Average option price
Granted during the period
Exercised and released	78.49		43.7		$ 10.99		$ 4.85
Forfeited	110.03		99.21		$ 15.41		$ 11.01
Average price, at end of year	79.37	88.54	88.54	83.81	$ 11.76	$ 11.7	$ 10.99	$ 10.48

GF Non-Executive Director Share Plan Options Outstanding (Detail) (GF Non-Executive Director Share Plan)	Dec. 31, 2010 South Africa Rand ZAR	Jun. 30, 2010 South Africa Rand ZAR	Jun. 30, 2009 South Africa Rand ZAR	Jun. 30, 2008 South Africa Rand ZAR	Dec. 31, 2010 South Africa Rand Range 1 ZAR	Dec. 31, 2010 South Africa Rand Range 2 ZAR	Dec. 31, 2010 U.S. Dollar USD ( $)	Jun. 30, 2010 U.S. Dollar USD ( $)	Jun. 30, 2009 U.S. Dollar USD ( $)	Jun. 30, 2008 U.S. Dollar USD ( $)	Dec. 31, 2010 U.S. Dollar Range 1 USD ( $)	Dec. 31, 2010 U.S. Dollar Range 2 USD ( $)	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Dec. 31, 2010 Range 1	Dec. 31, 2010 Range 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, Price range, lower limit					60	85					$ 8.89	$ 12.6
Outstanding options, Price range, upper limit					84.99	109.99					$ 12.59	$ 16.29
Options to purchase ordinary shares, outstanding													36,700	81,700	81,700	146,700	16,700	20,000
Outstanding options, Contractual life (in years)													0.72				1.14	0.37
Exercisable options, Number of options													36,700				16,700	20,000
Exercisable options, Contractual life (in years)													0.72				1.14	0.37
Options to purchase ordinary shares, outstanding, weighted average price	79.37	88.54	88.54	83.81	68.59	88.38	$ 11.76	$ 11.7	$ 10.99	$ 10.48	$ 10.16	$ 13.09
Exercisable options, Price range, lower limit					60	85					$ 8.89	$ 12.6
Exercisable options, Price range, upper limit					84.99	109.99					$ 12.59	$ 16.29
Exercisable options, Weighted average exercise price	79.37				68.59	88.38	$ 11.76				$ 10.16	$ 13.09

Assumptions Used to Value Options (Detail) (ZAR)	6 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2010	Jun. 30, 2009
Stock Appreciation Rights
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average exercise price-Rand	93.89	102.44	90.84	108.9
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	50.20%	52.60%	52.00%	51.70%
Expected term, minimum (years)	3	3	3	3
Expected term, maximum (years)	4.2	4.2	4.2	4.2
Expected dividend yield	1.00%	0.96%	1.00%	1.80%
Weighted average risk free interest rate	6.90%	7.39%	7.90%	6.90%
Weighted average fair value-Rand	55.06	52.72	43.82	45.9
Restricted Stock
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	5.01%	64.30%	50.40%	67.80%
Expected term (years)	3	3	3	3
Expected dividend yield	1.90%	1.21%	1.40%	2.30%
Weighted average risk free interest rate	0.20%	0.22%	0.20%	0.60%
Weighted average fair value-Rand	191.38	204.15	155.78	209.4

DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE AND CREDIT RISK OF FINANCIAL INSTRUMENTS - Additional information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended	6 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Commodity Contract	Jun. 30, 2010 Commodity Contract	Dec. 31, 2010 Commodity Contract Sales	Dec. 31, 2010 Level 3 Assets, Total	Dec. 31, 2010 Level 3 Liabilities, Total
Derivative [Line Items]
LME copper prices, average (per ton)		7,828	6,651
LME copper prices, average provisional price (per ton)		7,182
Applicable forward copper price		8,989
Gain (loss) on mark-to-market value of contracts				$ 14
Copper sales (in tons)	13,380
Copper sales, average price (per ton)	8,233
Unrealized gain, included in Accumulated other comprehensive income/loss	$ 1.2
Percentage of total assets/liabilities measured at fair value, classified within Level 3					1.00%	1.00%

Estimated Fair Values of Financial Instruments (Detail) (USD $) In Millions	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009	Jun. 30, 2009	Jun. 30, 2008
Financial assets
Cash and cash equivalents	$ 809.5	$ 500.7	$ 239	$ 357.5	$ 253.7
Receivables	411.4	305.4
Non-current investments	344.3	254.3
Financial liabilities
Long-term loans	1,136.6	430
Accounts payable and provisions	670.6	551.9
Interest payable	4.1	4.5
Current portion of long-term loans	261.7	691.1
Carrying value
Financial assets
Cash and cash equivalents	809.5	500.7
Receivables	411.4	305.4
Non-current investments	344.3	254.3
Financial liabilities
Long-term loans	1,136.6	430
Accounts payable and provisions	670.6	551.9
Interest payable	4.1	4.5
Current portion of long-term loans	261.7	691.1
Other non-current liabilities	19.7
Fair value
Financial assets
Cash and cash equivalents	809.5	500.7
Receivables	411.4	305.4
Non-current investments	344.3	254.3
Financial liabilities
Long-term loans	1,107.5	430
Accounts payable and provisions	670.6	551.9
Interest payable	4.1	4.5
Current portion of long-term loans	261.2	691.1
Other non-current liabilities	$ 19.7

Financial Assets Measured at Fair Value by Level (Detail) (USD $) In Millions	Dec. 31, 2010	Jun. 30, 2010
Assets:
Cash equivalents	$ 224.3	$ 41.5
Listed investments	124.4	76.8
Investments held by environmental trust funds	168.5	133.8
Unlisted investments	1.7	1.3
Trade receivable from provisional copper concentrate sales, net	83.2	45.7
Fair Value, Assets Measured on Recurring Basis, Total	602.1	299.1
Level 1
Assets:
Cash equivalents	224.3	41.5
Listed investments	124.4	76.8
Investments held by environmental trust funds	120	80.3
Fair Value, Assets Measured on Recurring Basis, Total	468.7	198.6
Level 2
Assets:
Investments held by environmental trust funds	48.5	53.5
Trade receivable from provisional copper concentrate sales, net	83.2	45.7
Fair Value, Assets Measured on Recurring Basis, Total	131.7	99.2
Level 3
Assets:
Unlisted investments	1.7	1.3
Fair Value, Assets Measured on Recurring Basis, Total	$ 1.7	$ 1.3

Changes in Fair value of Level 3 Financial Assets (Detail) (USD $) In Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2010
Derivative [Line Items]
Balance at the beginning of the period	$ 1.3	$ 0.8
Additions		0.9
Settlements	(0.8)	(0.7)
Impairments		(0.5)
Unrealised gain	1.2	0.8
Balance at the end of the period	$ 1.7	$ 1.3

Interest Paid Included in Net Cash Provided by Operating Activities (Detail) (USD $) In Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2010	Jun. 30, 2009
Other Significant Noncash Transactions [Line Items]
Interest paid before capitalization	$ 36.4	$ 33.7	$ 71.7	$ 137.5

ADDITIONAL CASH FLOW INFORMATION - Additional Information (Detail) (USD $) In Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2010	Jun. 30, 2009
Other Significant Noncash Transactions [Line Items]
Gain (Loss) on mark-to-market of listed investments	$ 28.8	$ (18.4)	$ 24.9	$ (122.4)

Commitment (Detail) (USD $) In Millions	Dec. 31, 2010		Jun. 30, 2010
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	$ 1,291.6		$ 1,252.8
Other guarantees	2.2		2.6
South Africa | South Deep Gold Mine | Ifrs Capital Expenditure - Authorized
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	573.4	[1]	568.9	[1]
South Africa | Beatrix | Ifrs Capital Expenditure - Authorized
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	96.8		87.2
South Africa | Ifrs Capital Expenditure - Authorized | Driefontein
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	143.9		143.5
South Africa | Ifrs Capital Expenditure - Authorized | Kloof
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	231.3		198.9
Ghana | Tarkwa Mine | Ifrs Capital Expenditure - Authorized
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	67.7		148.9
Ghana | Ifrs Capital Expenditure - Authorized | Damang
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	53.1		7.5
Australia | Ifrs Capital Expenditure - Authorized | Agnew
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	59		10.2
Australia | St Ives | Ifrs Capital Expenditure - Authorized
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	22.3		58.1
Peru | Cerro Corona | Ifrs Capital Expenditure - Authorized
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	44		29.4
Ifrs Capital Expenditure - Authorized | Other Countries
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	0.1		0.2
Ifrs Capital Expenditure - Contracted
Commitments and Contingencies Disclosure [Line Items]
Ifrs Commitments, Fair Value Disclosure	$ 167.4		$ 236.9

[1]	The capital expenditure for the South Deep capital development project is estimated at $1.1 billion (R8.4 billion) for the five year period 2010-2014. During six months ended December 31, 2010, $140.5 million (R1.0 billion) was spent. Of the balance of $0.9 billion (R5.8 billion), $0.6 billion (R3.9 billion) has been authorised and is included in the above.

Commitment (Parenthetical) (Detail) (South Africa, South Deep Gold Mine) In Millions	6 Months Ended
	Dec. 31, 2010 ZAR	Dec. 31, 2010 USD ( $)
Commitments and Contingencies Disclosure [Line Items]
Capital expenditure for the South Deep capital development project, estimated	8,400	$ 1,100
Capital expenditure for the South Deep capital development project, amount spent	1,000	140.5
Capital expenditure for the South Deep capital development project, balance	5,800	900
Capital expenditure for the South Deep capital development project, Authorized Amount	3,900	$ 600

COMMITMENTS - Additional Information (Detail) (USD $) In Millions	Dec. 31, 2010	Jun. 30, 2010
Commitments and Contingencies Disclosure [Line Items]
Guarantees	$ 2.2	$ 2.6
Department of Minerals and Energy in South Africa
Commitments and Contingencies Disclosure [Line Items]
Guarantees	1.4
Guarantee Type, Other
Commitments and Contingencies Disclosure [Line Items]
Guarantees	0.8
Ghanaian and Australian Operations
Commitments and Contingencies Disclosure [Line Items]
Guarantees	49.3
Asset Retirement Obligation
Commitments and Contingencies Disclosure [Line Items]
Guarantees	$ 2.2

CONTINGENT LIABILITIES - Additional Information (Detail) In Millions, unless otherwise specified	Dec. 31, 2010 South Deep Gold Mine	Dec. 31, 2010 Randgold and Exploration Summons USD ( $)	Dec. 31, 2010 Randgold and Exploration Summons ZAR
Commitments and Contingencies Disclosure [Line Items]
Randgold and Exploration summons, highest claims		$ 1,800	12,000
Randgold and Exploration summons, alternative claims		$ 76.9	519
Gold Fields Operations interest in the South Deep Mine	50.00%

LINES OF CREDIT - Additional Information (Detail) (USD $) In Millions	Dec. 31, 2010	Jun. 30, 2010
Line of Credit Facility [Line Items]
Unused lines of credit	$ 1,685.7	$ 1,173.7

RELATED PARTY TRANSACTIONS - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010 New Africa Mining Fund	Dec. 31, 2010 Rand Refinery Limited	Dec. 31, 2009 Rand Refinery Limited	Nov. 21, 2010 Rand Refinery Limited	Apr. 21, 2009 Gold Fields Operations Peotona Gold (Proprietary) Limited	Dec. 31, 2010 Peotona Gold (Proprietary) Limited	Apr. 21, 2009 Peotona Gold (Proprietary) Limited	Apr. 21, 2009 Gold Fields Operations
Related Party Transaction [Line Items]
Contribution to New Africa Mining Fund	$ 4.7
Commitment to fund the New Africa Mining Fund	7.4
Commitment to fund the New Africa Mining Fund, original commitment period (in years)	6
Commitment to fund the New Africa Mining Fund, original commitment expiration date	Feb 28, 2009
Follow on investments, maximum amount allowed	8.3
Follow on investments, maximum amount allowed, Gold Fields portion	0.7
Ownership Interests, percent		34.90%
Refining fees		$ 1.4	$ 1.2
Agrement with GFL Mining Services Limited regarding Gold Fields' South African gold production, maximum percentage allowed to sell				50.00%
Cheryl A. Carolus, a non-executive director of Gold Fields, economic interest						25.00%
Cheryl A. Carolus, a non-executive director of Gold Fields, voting interest						51.00%
Ownership interest in Western Areas Prospecting (Proprietary) Limited							26.00%	74.00%
Option to acquire Peotona Gold interest in Western Areas Prospecting (Proprietary) Limited					26.00%

Segment Results (Detail) (USD $) In Millions	6 Months Ended				12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Jun. 30, 2010		Jun. 30, 2009
Statement of operations
Revenue	$ 2,564.2		$ 2,023.9		$ 4,164.3		$ 3,228.3
Operating costs	(1,508.2)	[1]	(1,266.6)	[2]	(2,647.6)	[3]	(2,085.3)	[4]
Gold inventory change	5.6	[5]	13.3	[5]	29.4	[5]	34.7	[5]
Operating profit	1,061.6		770.6		1,546.1		1,177.7
Amortization and depreciation	(389.4)		(290.6)		(631.3)		(433.6)
Net operating profit/(loss)	672.2		480		914.8		744.1
Exploration expenditure	(50.9)		(39.9)		(82.5)		(58)
Feasibility and evaluation	(9.3)
Other items as detailed in statement of operations	(373.8)		74.4		19.1		(134.9)
Royalty	(43.3)
Current taxation	(159.5)		(123)		(234)		(172.9)
Deferred taxation	25.7		(62.5)		(124.4)		(91.7)
Profit/(loss) after taxation	61.1		329		493		286.6
Balance sheet
Total assets	10,710				9,181.4
Total liabilities excluding deferred tax	2,562.5				2,052.8
Deferred tax liability/(asset)	1,065.3				990.2
Capital expenditure	593.6				913.1
South Africa | Driefontein
Statement of operations
Revenue			385.3		770.9		726.5
Operating costs			(246.9)	[2]	(505.6)	[3]	(391.8)	[4]
Operating profit			138.4		265.3		334.7
Amortization and depreciation			(38.2)		(82)		(69.4)
Net operating profit/(loss)			100.2		183.3		265.3
Other items as detailed in statement of operations			(6.3)		(12)		(21)
Current taxation			(17.8)		(32.6)		(66.9)
Deferred taxation			(13.8)		(26.5)		(19.6)
Profit/(loss) after taxation			62.3		112.2		157.8
Balance sheet
Total assets					1,076.5
Total liabilities excluding deferred tax					307.2
Deferred tax liability/(asset)					263.6
Capital expenditure					150.3
South Africa | Driefontein Kloof Complex
Statement of operations
Revenue	814.3
Operating costs	(533.6)	[1]
Operating profit	280.7
Amortization and depreciation	(122.5)
Net operating profit/(loss)	158.2
Other items as detailed in statement of operations	(148.9)
Royalty	(11.8)
Current taxation	(20.5)
Deferred taxation	33.7
Profit/(loss) after taxation	10.7
Balance sheet
Total assets	1,937.9
Total liabilities excluding deferred tax	437.1
Deferred tax liability/(asset)	525.6
Capital expenditure	177.3
South Africa | Kloof
Statement of operations
Revenue			326		613.2		562.3
Operating costs			(223.6)	[2]	(451.8)	[3]	(342.3)	[4]
Operating profit			102.4		161.4		220
Amortization and depreciation			(55.4)		(105.6)		(76.9)
Net operating profit/(loss)			47		55.8		143.1
Other items as detailed in statement of operations			(4.8)		(14.1)		(17)
Current taxation			(2.8)		(3.7)		(28.2)
Deferred taxation			(8.5)		(15.4)		(12.2)
Profit/(loss) after taxation			30.9		22.6		85.7
Balance sheet
Total assets					661.2
Total liabilities excluding deferred tax					142.8
Deferred tax liability/(asset)					236.9
Capital expenditure					145.7
South Africa | South Deep Gold Mine
Statement of operations
Revenue	188.2		140.8		288.7		155.2
Operating costs	(139.5)	[1]	(104.6)	[2]	(220.9)	[3]	(131.9)	[4]
Operating profit	48.7		36.2		67.8		23.3
Amortization and depreciation	(37.8)		(28.3)		(59.7)		(31.4)
Net operating profit/(loss)	10.9		7.9		8.1		(8.1)
Other items as detailed in statement of operations	(22.9)		(8.9)		(24.8)		6.1
Royalty	(0.9)
Current taxation					(0.5)
Deferred taxation	(0.6)	[6]	0.4	[6]	6.5	[6]	0.8	[6]
Profit/(loss) after taxation	(13.5)		(0.6)		(10.7)		(1.2)
Balance sheet
Total assets	126.6				132
Total liabilities excluding deferred tax	67.5				78.9
Deferred tax liability/(asset)	0.6
Capital expenditure	140.5				212.8
South Africa | Beatrix
Statement of operations
Revenue	259.1		222.7		424.7		339.1
Operating costs	(172.8)	[1]	(152.6)	[2]	(299.9)	[3]	(226.1)	[4]
Operating profit	86.3		70.1		124.8		113
Amortization and depreciation	(36.9)		(37.5)		(71.5)		(48.3)
Net operating profit/(loss)	49.4		32.6		53.3		64.7
Other items as detailed in statement of operations	(47.7)		(3.1)		(6.4)		(7)
Royalty	(1.3)
Current taxation	(0.4)		(0.2)		(1)		(0.1)
Deferred taxation	(7.9)		(11.8)		(18.6)		(21.8)
Profit/(loss) after taxation	(7.9)		17.5		27.3		35.8
Balance sheet
Total assets	237.5				140.5
Total liabilities excluding deferred tax	(93)				(114.9)
Deferred tax liability/(asset)	128.9				107.5
Capital expenditure	42.7				85.8
Ghana | Damang
Statement of operations
Revenue	152.1		98.6		226.9		175.7
Operating costs	(73.9)	[1]	(58.6)	[2]	(130.7)	[3]	(132.4)	[4]
Gold inventory change	0.5	[5]	(1.2)	[5]	(2.1)	[5]	2.3	[5]
Operating profit	78.7		38.8		94.1		45.6
Amortization and depreciation	(12.7)		(7.8)		(17.2)		(18.8)
Net operating profit/(loss)	66		31		76.9		26.8
Other items as detailed in statement of operations	(6)		(1.6)		(3.3)		(9.6)
Royalty	(3.1)
Current taxation	(18.6)		(10.9)		(28.3)		(8.3)
Deferred taxation	1.2		0.1		0.5		0.3
Profit/(loss) after taxation	39.5		18.6		45.8		9.2
Balance sheet
Total assets	250				177.4
Total liabilities excluding deferred tax	70.5				36.7
Deferred tax liability/(asset)	15.8				17.1
Capital expenditure	56.3				29.8
Ghana | Tarkwa Mine
Statement of operations
Revenue	468.1		359.5		790.1		537.2
Operating costs	(205.4)	[1]	(177.4)	[2]	(387)	[3]	(338.1)	[4]
Gold inventory change	(2.8)	[5]	11.5	[5]	11.4	[5]	18	[5]
Operating profit	259.9		193.6		414.5		217.1
Amortization and depreciation	(43.5)		(50.4)		(111)		(55)
Net operating profit/(loss)	216.4		143.2		303.5		162.1
Other items as detailed in statement of operations	(11.6)		(3.9)		(10.9)		(14.3)
Royalty	(8.7)
Current taxation	(54.8)		(23.3)		(70.3)		(16.1)
Deferred taxation	(5.7)		(24.1)		(34.4)		(31.8)
Profit/(loss) after taxation	135.6		91.9		187.9		99.9
Balance sheet
Total assets	1,193.3				1,059
Total liabilities excluding deferred tax	189.4				144.6
Deferred tax liability/(asset)	185.7				180
Capital expenditure	116.6				148.6
Australia | St Ives and Agnew
Statement of operations
Revenue	415.8		296.4		638.4		548.5
Operating costs	(228.9)	[1]	(186.5)	[2]	(398.2)	[3]	(330.3)	[4]
Gold inventory change	11	[5]	2.7	[5]	12.9	[5]	(1.1)	[5]
Operating profit	197.9		112.6		253.1		217.1
Amortization and depreciation	(95.6)		(50.7)		(116.8)		(104.9)
Net operating profit/(loss)	102.3		61.9		136.3		112.2
Other items as detailed in statement of operations	(5.6)		(1.7)		(5.8)		0.4
Royalty	(10.2)
Current taxation	0		(7.2)		(16.5)		(21)
Deferred taxation	(25.7)		(15.9)		(34.7)		(21.8)
Profit/(loss) after taxation	60.8		37.1		79.3		69.8
Balance sheet
Total assets	1,348.3				1,082.6
Total liabilities excluding deferred tax	186.8				157.9
Deferred tax liability/(asset)	187.2				138.2
Capital expenditure	80.5				158.2
Peru | Cerro Corona
Statement of operations
Revenue	266.6		194.6		411.4		183.8
Operating costs	(77.4)	[1]	(66.7)	[2]	(135)	[3]	(86.4)	[4]
Gold inventory change	1.6	[5]	(1)	[5]	1.3	[5]	4.1	[5]
Operating profit	190.8		126.9		277.7		101.5
Amortization and depreciation	(29.1)		(27)		(55.3)		(38.9)
Net operating profit/(loss)	161.7		99.9		222.4		62.6
Other items as detailed in statement of operations	(12.1)		(39.2)		(53.2)		(17.8)
Royalty	(7.3)
Current taxation	(47.1)		(32.2)		(51.2)		(16.1)
Deferred taxation	(1.9)		3.8		(27)		(3.3)
Profit/(loss) after taxation	93.3		32.3		91		25.4
Balance sheet
Total assets	1,063.2				886
Total liabilities excluding deferred tax	288.5				218
Deferred tax liability/(asset)	35.2				33.3
Capital expenditure	31.4				85.6
Corporate and Other
Statement of operations
Operating costs	(33.1)	[1],[7]
Operating profit	(33.1)	[7]
Amortization and depreciation	(10.9)	[7]	(9.2)	[7]	(19.1)	[7]	(16.2)	[7]
Net operating profit/(loss)	(44)	[7]	(9.2)	[7]	(19.1)	[7]	(16.2)	[7]
Exploration expenditure	(49.1)	[7]	(39.4)	[7]	(80.9)	[7]	(56.4)	[7]
Feasibility and evaluation	(9.3)	[7]
Other items as detailed in statement of operations	(117.6)	[7]	136.6	[7]	145.2	[7]	(74.8)	[7]
Current taxation	(18.1)	[7]	(28.6)	[7]	(29.9)	[7]	(16.2)	[7]
Deferred taxation	(0.6)	[7]	0.7	[7]	3.5	[7]	21.1	[7]
Profit/(loss) after taxation	(238.7)	[7]	60.1	[7]	18.8	[7]	(142.5)	[7]
Balance sheet
Total assets	4,370.8	[7]			3,812.6	[7]
Total liabilities excluding deferred tax	1,427.7	[7]			1,109.2	[7]
Deferred tax liability/(asset)	(33.1)	[7]			(33)	[7]
Capital expenditure	4.7	[7]			4.5	[7]
Reconciling items
Statement of operations
Operating costs	(43.6)	[1]	(49.7)	[2]	(118.5)	[3]	(106)	[4]
Gold inventory change	(4.7)	[5]	1.3	[5]	5.9	[5]	11.4	[5]
Operating profit	(48.3)		(48.4)		(112.6)		(94.6)
Amortization and depreciation	(0.4)		13.9		6.9		26.3
Net operating profit/(loss)	(48.7)		(34.5)		(105.7)		(68.4)
Exploration expenditure	(1.8)	[8]	(0.5)	[8]	(1.6)	[8]	(1.6)	[8]
Other items as detailed in statement of operations	(1.4)		7.3		4.4		20.1
Deferred taxation	33.2		6.6		21.7		(3.4)
Profit/(loss) after taxation	(18.7)		(21.1)		(81.2)		(53.3)
Balance sheet
Total assets	182.4				153.6
Total liabilities excluding deferred tax	(12)				(27.6)
Deferred tax liability/(asset)	19.4				46.6
Capital expenditure	$ (56.4)				$ (108.2)

[1]	Operating costs for management reporting purposes includes: Corporate expenditure- $20.7 million, Environmental rehabilitation- $10.9 million and Employee termination costs- $35.3 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[2]	Operating costs for management reporting purposes includes: Corporate expenditure- $23.5 million, Environmental rehabilitation- $9.9 million and Employee termination costs- $4.3 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[3]	Operating costs for management reporting purposes includes: Corporate expenditure- $47.5 million, Environmental rehabilitation- $19.3 million and Employee termination costs- $10.2 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[4]	Operating costs for management reporting purposes includes: Corporate expenditure- $35.5 million, Environmental rehabilitation- $13.9 million and Employee termination costs- $21.0 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[5]	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the financial year.
[6]	Indicative as tax is provided in the holding companies of South Deep.
[7]	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.
[8]	Exploration costs For management reporting purposes, exploration costs are capitalized from the date the drilling program confirms sufficient evidence of mineralization to proceed with a feasibility study. Under U.S. GAAP, exploration costs are capitalized from the date a bankable feasibility study is completed.

Segment Results (Parenthetical) (Detail) (USD $) In Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2010	Jun. 30, 2009
Segment Reporting Information [Line Items]
Corporate expenditure	$ 20.7	$ 23.5	$ 47.5	$ 35.5
Environmental rehabilitation	10.9	9.9	19.3	13.9
Employee termination costs	$ 35.3	$ 4.3	$ 10.2	$ 21

Breakdown of Reconciling Items (Detail) (USD $) In Millions	6 Months Ended				12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Jun. 30, 2010		Jun. 30, 2009
Segment Reporting Information [Line Items]
Operating costs	$ (1,508.2)	[1]	$ (1,266.6)	[2]	$ (2,647.6)	[3]	$ (2,085.3)	[4]
Gold inventory change	5.6	[5]	13.3	[5]	29.4	[5]	34.7	[5]
Amortization and depreciation	(389.4)		(290.6)		(631.3)		(433.6)
Exploration expenditure	(50.9)		(39.9)		(82.5)		(58)
Other items as detailed in statement of operations	(373.8)		74.4		19.1		(134.9)
Ifrs On Mine Exploration | Reconciling items
Segment Reporting Information [Line Items]
Operating costs	(3.6)	[6]	(9.8)	[6]	(18.3)	[6]	(24.3)	[6]
Assets	(241.8)	[6]			(206.2)	[6]
Ifrs Provision For Retirement Costs Or Rehabilitation | Reconciling items
Segment Reporting Information [Line Items]
Operating costs	0.4	[7]	0.5	[7]	1.7	[7]	4.7	[7]
Amortization and depreciation	0.3	[7]	1.6	[7]	3.1	[7]	1.3	[7]
Liabilities excluding deferred income and mining taxes	(12)	[7]			(27.6)	[7]
Assets	(2.3)	[7]			(18)	[7]
Ifrs Waste Laybacks Cut Backs | Reconciling items
Segment Reporting Information [Line Items]
Operating costs	(52.7)	[8]	(36.6)	[8]	(90)	[8]	(64.3)	[8]
Amortization and depreciation	16.3	[8]	28.3	[8]	54.6	[8]	13.1	[8]
Assets	(250.2)	[8]			(210.9)	[8]
Ifrs Deferred Waste Stripping | Reconciling items
Segment Reporting Information [Line Items]
Operating costs	12.3	[9]	(3.8)	[9]	(11.9)	[9]	(22.1)	[9]
Assets	(84.8)	[9]			(84.8)	[9]
Ifrs Inventory Costs Adjustments | Reconciling items
Segment Reporting Information [Line Items]
Gold inventory change	(5.3)	[10]	0.5	[10]	4.5	[10]	6.3	[10]
Assets	14.2	[10]			18.8	[10]
Ifrs Inventory Stockpiles Impairment Adjustments | Reconciling items
Segment Reporting Information [Line Items]
Gold inventory change	0.6	[11]	0.8	[11]	1.4	[11]	5.1	[11]
Assets	(1.3)	[11]			(2)	[11]
Ifrs Original Gold Fields Uniting Of Interests Accounting | Reconciling items
Segment Reporting Information [Line Items]
Amortization and depreciation	(2.7)	[12]	(3)	[12]	(5.3)	[12]	(5)	[12]
Assets	102.2	[12]			94.9	[12]
Ifrs Gold Fields Purchase Price Net Asset Value Difference | Reconciling items
Segment Reporting Information [Line Items]
Amortization and depreciation	(1.7)	[13]	(1.6)	[13]	(3.3)	[13]	(2.8)	[13]
Assets	41.5	[13]			38.6	[13]
Ifrs St Ives And Agnew Valuation Of Traded Equity Securities | Reconciling items
Segment Reporting Information [Line Items]
Amortization and depreciation	0.3	[14]	0.2	[14]	0.5	[14]	0.7	[14]
Assets	(2.3)	[14]			(2.3)	[14]
Ifrs Valuation Of Traded Equity Securities Of Abosso | Reconciling items
Segment Reporting Information [Line Items]
Amortization and depreciation	0.1	[15]	0.1	[15]	0.1	[15]	0.2	[15]
Assets	(1.1)	[15]			(1.1)	[15]
Ifrs Amortization Of Ore Resources Reserves | Reconciling items
Segment Reporting Information [Line Items]
Amortization and depreciation	(23.2)	[16]	(13)	[16]	(37.6)	[16]	0.6	[16]
Assets	(156.1)	[16]			(113.7)	[16]
Ifrs Amortizations Inclusion Of Future Mine Development Costs | Reconciling items
Segment Reporting Information [Line Items]
Amortization and depreciation	13.5	[17]	4.3	[17]	1.4	[17]	19.9	[17]
Assets	88.7	[17]			64.4	[17]
Ifrs Amortizations Capitalized Borrowing Costs | Reconciling items
Segment Reporting Information [Line Items]
Amortization and depreciation	(3.3)	[18]	(3)	[18]	(6.6)	[18]	(1.7)	[18]
Other items as detailed in statement of operations			(2.8)	[18]	(5.2)	[18]	51.7	[18]
Assets	(10.9)	[18]			(6.6)	[18]
Ifrs Impairment Of Assets | Reconciling items
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations							(0.2)	[19]
Ifrs Mvelaphanda Transaction Interest Paid | Reconciling items
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations							(32.4)	[20]
Ifrs Mvelaphanda Transaction Debt Issuance Costs | Reconciling items
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations							(0.5)	[20]
Ifrs Mvelaphanda Transaction Profit On Close Out Of Hedge | Reconciling items
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations							4.9	[20]
Ifrs Other | Reconciling items
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations	(1.4)		10.1		9.6		(3.3)
Ifrs South Deep Acquisition Valuation | Reconciling items
Segment Reporting Information [Line Items]
Assets	611.2	[21]			544.5	[21]
Ifrs Investment In Affiliates | Reconciling items
Segment Reporting Information [Line Items]
Assets	15.7	[22]			(16.7)	[22]
Ifrs Impairmen Of Agnew | Reconciling items
Segment Reporting Information [Line Items]
Assets	(50.9)	[23]			(44)	[23]
Ifrs Interest Capitalization Borrowing Costs | Reconciling items
Segment Reporting Information [Line Items]
Assets	110.6	[18]			98.7	[18]
Reconciling items
Segment Reporting Information [Line Items]
Operating costs	(43.6)	[1]	(49.7)	[2]	(118.5)	[3]	(106)	[4]
Gold inventory change	(4.7)	[5]	1.3	[5]	5.9	[5]	11.4	[5]
Amortization and depreciation	(0.4)		13.9		6.9		26.3
Exploration expenditure	(1.8)	[6]	(0.5)	[6]	(1.6)	[6]	(1.6)	[6]
Other items as detailed in statement of operations	(1.4)		7.3		4.4		20.1
Liabilities excluding deferred income and mining taxes	(12)				(27.6)
Assets	$ 182.4				$ 153.6

[1]	Operating costs for management reporting purposes includes: Corporate expenditure- $20.7 million, Environmental rehabilitation- $10.9 million and Employee termination costs- $35.3 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[2]	Operating costs for management reporting purposes includes: Corporate expenditure- $23.5 million, Environmental rehabilitation- $9.9 million and Employee termination costs- $4.3 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[3]	Operating costs for management reporting purposes includes: Corporate expenditure- $47.5 million, Environmental rehabilitation- $19.3 million and Employee termination costs- $10.2 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[4]	Operating costs for management reporting purposes includes: Corporate expenditure- $35.5 million, Environmental rehabilitation- $13.9 million and Employee termination costs- $21.0 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[5]	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the financial year.
[6]	Exploration costs For management reporting purposes, exploration costs are capitalized from the date the drilling program confirms sufficient evidence of mineralization to proceed with a feasibility study. Under U.S. GAAP, exploration costs are capitalized from the date a bankable feasibility study is completed.
[7]	Provision for rehabilitation Amortization of rehabilitation asset The rehabilitation asset's carrying value for management reporting purposes is different to that under U.S. GAAP, which results in a different amortization charge. Revisions to the asset retirement obligation For management reporting purposes, all changes in the carrying amount of the obligation are recognized as an increase or decrease in the carrying amount of the associated capitalized retirement cost. Due to differences in the capitalized retirement cost between management reporting and U.S. GAAP, differences could arise. Changes resulting from revisions in the timing or amount of estimated cash flows are recognized as an increase or decrease in the carrying amount of the asset retirement obligation and the associated capitalized retirement cost for U.S. GAAP. In addition, the current discount rate is applied to measure the retirement obligation for management reporting purposes. Under U.S. GAAP any decreases in the asset retirement obligation as a result of downward revisions in cash flow estimates should be treated as a modification of an existing asset retirement obligation, and should be measured at the historical discount rate used to measure the initial asset retirement obligation.
[8]	Cut-backs For management reporting purposes, waste laybacks at surface operations are capitalized as mine development costs. Under U.S. GAAP, once the production phase of a mine has commenced, waste laybacks are considered variable production costs that should be included as a component of inventory to be recognized in Production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory. As a result, capitalization of waste laybacks is appropriate only to the extent product inventory exists at the end of a reporting period.
[9]	Deferred stripping For management reporting purposes, the Company defers the waste stripping costs in excess of the expected average pitlife stripping ratio. Under U.S. GAAP, waste stripping costs are considered costs of the extracted minerals and recognized as a component of inventory to be recognized in production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory.
[10]	Inventory Under U.S. GAAP additional amortization, waste normalization and cut backs expensed are included in the cost of inventory produced. No such absorption of costs occurred for management reporting purposes. Additionally, for management reporting purposes, no adjustment is required to record inventory at net realizable value. Under U.S. GAAP, due to the impact of the amortization adjustments on the inventory valuation, an adjustment may be required to record inventory at the lower of cost and net realizable value.
[11]	Inventory stockpiles For management reporting purposes, previous impairment charges writing down stockpiles to net realizable values are reversed when the net realizable value rises above the original cost. Under U.S. GAAP, the net realizable value is deemed the new base cost and impairment charges are not reversed.
[12]	Business combination-formation of Original Gold Fields For management reporting purposes, the formation of Original Gold Fields was accounted for as a uniting-of-interests. Under U.S. GAAP, the Company accounted for the assets and liabilities acquired from Gold Fields of South Africa Limited at historical cost, and the assets and liabilities acquired from Gencor and outside shareholders as a purchase.
[13]	Business combination-formation of Gold Fields For management reporting purposes, the difference between the purchase price and net asset value of acquired assets that arose on this transaction was set-off against shareholders' equity. Under U.S. GAAP, the excess purchase price was capitalized to property, plant and equipment and is being amortized over its useful life.
[14]	Business combination-purchase of St. Ives and Agnew For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.
[15]	Business combination-purchase of Abosso For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.
[16]	Amortization of reserves For management reporting purposes, a portion of ore resources at the Australian operations, based on the philosophy of "endowment", is used for calculating depreciation and amortization. Under U.S. GAAP, depreciation and amortization is calculated based upon existing proven and probable reserves.
[17]	Amortization-inclusion of future costs For management reporting purposes, future mine development costs are included in mining assets in calculating depreciation and amortization. Under U.S. GAAP, future development costs are not included in the calculation of depreciation and amortization.
[18]	Interest capitalization For management reporting purposes, borrowing costs are capitalized to the extent that qualifying assets are financed through specific debt financing or general outstanding debt not for any specific purpose other than funding the operations of the Group. Under U.S. GAAP, total outstanding debt financing is taken into account in calculating the amount of borrowing cost to be capitalized.
[19]	Impairment of assets Prior to fiscal 2003, impairment charges were recorded for management purposes based on discounted cash flows, but not recorded under U.S. GAAP, since the undiscounted cash flows exceeded the carrying amounts of the assets under U.S. GAAP.
[20]	Mvelaphanda transaction - Classification of instrument For management reporting purposes the Mvela loan is split between a debt component and an equity component. Under U.S. GAAP the Mvela loan is classified as debt. - Interest paid Due to the classification of the Mvela loan as debt under U.S. GAAP, additional interest is charged to the income statement. - Debt issuance cost For management reporting purposes debt issuance cost is set off against debt. Under U.S. GAAP debt issuance cost is recorded as a deferred cost within accounts receivable. - Fair value hedge accounting For management reporting purposes only the amortizing swap is treated as a fair value hedge in relation to the debt component of the Mvela loan. Under U.S. GAAP both the amortizing and accreting swap are treated as a fair value hedge as the entire loan is classified as debt. - Profit on close out of hedge For management reporting purposes the profit on close-out of the interest rate swaps was accounted for in earnings at the time the swaps were closed out. Under U.S. GAAP the profit is deferred and amortized to earnings over the life of the hedged item.
[21]	Business combinations-purchase of South Deep For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced. For management reporting purposes, the entire interest acquired in South Deep was fair value upon gaining a controlling interest. Under U.S. GAAP, only the additional interest acquired was accounted for at fair value; assets acquired before obtaining control are stated at historical carrying amounts. In addition, U.S. GAAP requires retrospective equity accounting from the date the interest is acquired until the Group obtains control and the investment becomes a subsidiary. For management reporting purposes no retrospective equity accounting is applied. For management reporting purposes, any excess arising over the purchase price paid and the fair value of the net identifiable assets and liabilities acquired for additional interests in subsidiaries from minority shareholders are recorded directly in equity ('economic entity model'). Under U.S. GAAP, any excess over the purchased price paid and the fair value of the net identifiable assets and liabilities are recorded as goodwill ('parent company model').
[22]	Investments in equity investees For management reporting purposes an equity investment exceeding a 20% shareholding was treated as an available-for-sale investment prior to fiscal 2003. Under U.S. GAAP this investment was accounted for under the equity method since acquisition. In addition, for management reporting purposes, Gold Fields' share of an equity investee's losses in fiscal 2009 and 2008 was based on the latest available results of the equity investee at the time of preparation of the management report (results through March 31, 2009 and 2008). Under U.S. GAAP, Gold Fields' share of the equity investee's losses was based on results of the equity investee through June 30, 2009 and 2008. In addition under U.S. GAAP, Gold Fields' investment in an equity investee was written down to the market value of the investment at June 30, 2008, but not recorded for management reporting purposes. At June 30, 2009, Gold Fields investment in the equity investee was written down to market value for both management reporting purposes and U.S. GAAP.
[23]	Impairment of Agnew For management reporting purposes the Agnew mine was not determined to be impaired. Under U.S. GAAP the Agnew mine was determined to be impaired and an impairment charge was recognized.

Valuation and Qualifying Accounts (Detail) (USD $) In Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2009
Balance at beginning of period	$ 195.3	$ 195.5	$ 186.4
Charged to costs and expenses	(10.3)	8.3	17.5
Deduction		(0.1)	(2.7)
Foreign currency translation adjustment	7.4	(8.4)	(5.7)
Balance at end of period	$ 192.4	$ 195.3	$ 195.5